TABLE OF CONTENTS
Victory
Portfolios
IV

Victory Pioneer Equity Income Fund
2
Victory Pioneer Floating Rate Fund
4
Victory Pioneer Mid Cap Value Fund
12
Victory Pioneer Equity Premium Income Fund
14
Victory Pioneer High Yield Fund
19
Victory Pioneer CAT Bond Fund
26
Victory Pioneer ILS Interval Fund
41

Schedule of Portfolio Investments
July 31, 2026
Victory Portfolios IV
Victory Pioneer Equity Income Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.9%)
Communication Services (6.3%):
Comcast Corp. , Class A .................................................. 812,376 $ 19,465
The Walt Disney Co. .................................................... 225,917 21,731
Verizon Communications, Inc. .............................................. 220,538 10,323
51,519
Consumer Discretionary (9.8%):
Amazon.com, Inc. (a) .................................................... 32,838 8,918
Darden Restaurants, Inc. .................................................. 26,661 5,428
Ford Motor Co. ........................................................ 1,018,359 14,950
Lowe's Cos., Inc. ....................................................... 75,433 15,676
McDonald's Corp. ...................................................... 15,260 4,130
NIKE, Inc. , Class B ..................................................... 189,334 7,897
The Home Depot, Inc. ................................................... 24,498 8,132
The TJX Cos., Inc. ...................................................... 89,304 14,051
79,182
Consumer Staples (8.2%):
Molson Coors Beverage Co. , Class B ......................................... 187,496 7,792
Mondelez International, Inc. , Class A ......................................... 88,922 5,541
PepsiCo, Inc. .......................................................... 116,992 16,327
Target Corp. .......................................................... 114,981 16,614
The Hershey Co. ....................................................... 55,819 9,771
The Kraft Heinz Co. ..................................................... 420,079 10,859
66,904
Energy (10.0%):
Chevron Corp. ......................................................... 22,130 4,356
ConocoPhillips Co. ..................................................... 199,228 24,003
Devon Energy Corp. ..................................................... 345,781 15,605
Expand Energy Corp. .................................................... 55,895 5,256
ExxonMobil Holdings Corp. ............................................... 204,074 31,721
80,941
Financials (20.9%):
American International Group, Inc. .......................................... 184,067 14,464
Bank of America Corp. ................................................... 466,610 28,906
JPMorgan Chase & Co. .................................................. 93,455 32,877
Morgan Stanley ........................................................ 55,200 11,615
Northern Trust Corp. .................................................... 92,448 16,843
State Street Corp. ....................................................... 130,197 23,977
Truist Financial Corp. .................................................... 344,707 17,870
Wells Fargo & Co. ...................................................... 264,684 22,882
169,434
Health Care (11.8%):
AbbVie, Inc. .......................................................... 18,822 4,723
Bristol-Myers Squibb Co. ................................................. 295,476 19,298
Johnson & Johnson ..................................................... 86,269 22,115
Medtronic PLC ........................................................ 219,423 18,736
Sanofi SA , ADR ........................................................ 403,503 17,383
UnitedHealth Group, Inc. ................................................. 14,227 5,896
Zimmer Biomet Holdings, Inc. ............................................. 84,594 7,946
96,097
Industrials (13.1%):
3M Co. .............................................................. 140,337 24,738
Carrier Global Corp. ..................................................... 61,266 3,787
Deere & Co. .......................................................... 12,489 7,402
Honeywell Aerospace, Inc. (a) .............................................. 48,499 10,027
Honeywell International, Inc. .............................................. 48,499 11,788
Owens Corning ........................................................ 42,825 5,948
Rockwell Automation, Inc. ................................................ 10,762 5,167
Union Pacific Corp. ..................................................... 38,845 11,348

Victory Portfolios IV
Victory Pioneer Equity Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
United Parcel Service, Inc. , Class B .......................................... 249,478 $ 26,000
106,205
Information Technology (14.0%):
Accenture PLC , Class A .................................................. 122,694 20,357
Cisco Systems, Inc. ..................................................... 187,163 21,709
HP, Inc. .............................................................. 292,294 7,971
International Business Machines Corp. ........................................ 75,736 16,938
Microsoft Corp. ........................................................ 49,623 23,061
QUALCOMM, Inc. ..................................................... 56,907 8,400
Salesforce, Inc. ........................................................ 53,138 9,779
Texas Instruments, Inc. ................................................... 18,664 5,146
113,361
Materials (1.3%):
LyondellBasell Industries NV , Class A ........................................ 47,743 2,964
PPG Industries, Inc. ..................................................... 69,572 7,689
10,653
Real Estate (0.8%):
AvalonBay Communities, Inc. .............................................. 34,112 6,331
Utilities (3.7%):
CMS Energy Corp. ...................................................... 117,929 8,490
Duke Energy Corp. ...................................................... 123,658 15,510
Eversource Energy ...................................................... 80,830 5,787
29,787
Total Common Stocks (Cost $612,428)
a
a
a
810,414
Total Investments (Cost $612,428) — 99.9% 810,414
Other assets in excess of liabilities —  0.1% 1,143
NET ASSETS - 100.00% $ 811,557
At July 31, 2026, the Fund's investments in foreign securities were 7.0% of net assets.
(a) Non-income producing security.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company

Schedule of Portfolio Investments
July 31, 2026
Victory Portfolios IV
Victory Pioneer Floating Rate Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (0.2%)
ABS Other (0.2%):
US Bank NA, Series 2025-SUP1, Class D, 6.32% (SOFR30A+270bps), 2/25/32, Callable
12/25/28 @ 100(a)(b)(c) .............................................. $ 428 $ 432
Total Asset-Backed Securities (Cost $428)
a
a
a
432
Collateralized Loan Obligations (3.4%)
Cash Flow CLO (3.4%):
CIFC Funding Ltd. ......................................................
Series 2025-2A, Class D2, 7.30% ( TSFR3M+355bps), 4/15/38, Callable 4/15/27 @
100(a)(b) ......................................................... 1,000 980
Series 2025-2A, Class E, 8.15% (TSFR3M+440bps), 4/15/38, Callable 4/15/27 @ 100(a)
(b) ............................................................. 1,000 987
Crown Point CLO Ltd., Series 2021-11A, Class ER, 9.90% (TSFR3M+615bps) , 2/28/38,
Callable 4/17/27 @ 100(a)(b) .......................................... 1,000 957
Dryden 41 Senior Loan Fund, Series 2015-41A, Class DR, 6.61% (TSFR3M+286bps), 4/15/31,
Callable 10/15/26 @ 100(a)(b) ......................................... 1,000 1,004
Magnetite XXX Ltd., Series 2021-30A, Class D2R, 7.81% (TSFR3M+400bps), 10/25/37,
Callable 10/25/26 @ 100(a)(b) ......................................... 1,000 1,002
Voya CLO Ltd. ........................................................
Series 2025-1A, Class D2, 7.48% (TSFR3M+375bps), 4/20/38, Callable 4/20/27 @
100(a)(b) ......................................................... 1,000 981
Series 2025-1A, Class E, 8.33% (TSFR3M+460bps), 4/20/38, Callable 4/20/27 @ 100(a)
(b) ............................................................. 1,000 987
6,898
Total Collateralized Loan Obligations (Cost $7,007)
a
a
a
6,898
Collateralized Mortgage Obligations (0.1%)
Commercial MBS (0.1%):
FREMF Mortgage Trust ..................................................
Series 2020-KF74, Class C, 10.00% (SOFR30A+636bps), 1/25/27(a)(b) ............ 74 74
Series 2020-KF83, Class C, 12.75% (SOFR30A+911bps), 7/25/30 , Callable 6/25/30 @
100(a)(b) ......................................................... 92 95
169
Total Collateralized Mortgage Obligations (Cost $170)
a
a
a
169
Shares
Common Stocks (0.3%)
Health Care (0.0%):
Sound Inpatient Physicians(d)(e) ............................................ 414,755 —
—
Industrials (0.3%):
Grupo Aeromexico SAB de CV(d) ........................................... 339,540 526
Total Common Stocks (Cost $255)
a
a
a
526
Principal Amount
(000)
Senior Secured Loans (75.9%)
Communication Services (1.2%):
Houghton Mifflin Harcourt Co., Term B Loan, First Lien, 9.08% (SOFR01M+535bps),
4/9/29(a) ......................................................... $ 1,436 1,022
Level 3 Financing, Inc., Term B-5 Refinancing Loan (SOFR01M+275bps), 3/29/32(f) ...... 780 784
Nexstar Media, Inc., Term B7 Loan, 6.48% (SOFR01M+275bps), 3/21/33(a) ............ 242 242
Windstream Services LLC, 2025 Term Loan, 7.64% (SOFR01M+400bps), 10/6/32(a) ...... 306 307
2,355
Consumer Discretionary (8.6%):
AI Aqua Merger Sub, Inc. FKA Osmosis Buyer Ltd., Initial Term B USD Loans, 6.15%
(SOFR01M+250bps), 7/5/33(a) ......................................... 370 370

Victory Portfolios IV
Victory Pioneer Floating Rate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
American Axle & Manufacturing Inc., Tranche C Term Loan, 6.93% (SOFR01M+325bps),
2/3/33(a) ......................................................... $ 1,234 $ 1,242
Aramark Services, Inc. U.S. Term B-10 Loan, 5.48% (SOFR01M+175bps), 6/24/30(a) ..... 1,139 1,142
Caesars Entertainment, Inc., Incremental Term B-1 Loan, 5.98% (SOFR01M+225bps),
2/6/31(a) ......................................................... 383 367
Champions Financing, Inc., Initial Term Loans, 8.42% (SOFR03M+475bps), 2/23/29(a) .... 1,545 1,505
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 7.85%
(SOFR01M+400bps), 8/23/28(a) ........................................ 801 805
Discovery Global Holdings, Inc., Initial Dollar Term Loan, 6.23% (SOFR01M+250bps),
6/3/33(a) ......................................................... 681 683
Great Outdoors Group LLC, Term B-3 Loan, 6.98% (SOFR01M+325bps), 1/23/32(a) ...... 1,227 1,234
Harbor Freight Tools USA, Inc., Initial Term Loan, 5.98% (SOFR01M+225bps), 6/11/31(a) .. 1,440 1,440
Life Time, Inc., 2025 Repriced Term Loan B, First Lien, 5.67% (SOFR01M+200bps),
11/5/31(a) ........................................................ 320 321
Lucky Bucks LLC, First Out Priority Exit Term Loans, 11.25% (SOFR06M+765bps),
10/2/28(a) ........................................................ 89 83
Lucky Bucks LLC, Priority Second Out Term Loan, 11.25% (SOFR06M+765bps), 10/2/29(a) 191 115
McGraw-Hill Education, Inc., Term Loan B (2025), 6.23% (SOFR01M+250bps), 8/6/31(a) .. 950 952
Petco Health and Wellness Co., Inc., 2026 Term Loan, 7.98% (SOFR03M+425bps), 2/3/31(a) 1,290 1,289
PetSmart, Inc., Term Loan B, 7.72% (SOFR01M+400bps), 8/18/32(a) ................. 1,624 1,630
River Rock Entertainment Authority, Term Loan, 12.65% (SOFR01M+900bps), 11/24/31(a) . 555 547
SP Motion Holdco Ltd., 6/24/33(f) ........................................... 187 187
Sunrise HoldCo III BV (f/k/a UPC Broadband Holding BV), Facility AAA, 6.34%
(SOFR06M+247bps), 2/17/32(a) ........................................ 1,174 1,158
The Men's Wearhouse LLC, Initial Term Loan, 9.41% (SOFR03M+575bps), 1/28/31(a) ..... 143 144
Townsquare Media, Inc., Initial Term Loan, 8.59% (SOFR06M+500bps), 2/19/30(a) ....... 983 727
Travel + Leisure Co., 2024 Incremental Term (2025) Loan, 5.73% (SOFR01M+200bps),
12/14/29(a) ....................................................... 978 980
USI, Inc., 2024 Term Loan, 5.98% (SOFR03M+225bps), 9/27/30(a) .................. 603 603
17,524
Consumer Staples (3.1%):
Chobani LLC, October 2025 Term Loan B, First Lien, 5.98% (SOFR01M+225bps),
10/28/32(a) ....................................................... 3,234 3,250
Froneri International Ltd., Facility B6, 6.45% (SOFR06M+250bps), 9/30/32(a) ........... 950 946
Jupiter Buyer, Inc., Initial Term Loan, 7.73% (SOFR03M+400bps), 11/3/31(a) ........... 1,170 1,178
Reynolds Consumer Products LLC, Term Loan B, 5.48% (SOFR01M+175bps), 3/4/32(a) ... 721 725
Treehouse Foods, Inc., Initial Term Loan, 7.98% (SOFR01M+425bps), 2/4/33(a) ......... 189 190
6,289
Energy (0.9%):
Bayonne Energy Center LLC, Term Loan, 6.73% (SOFR03M+300bps), 10/1/32(a) ........ 543 547
Meade Pipeline Co. LLC, Term Loan B, 5.68% (SOFR03M+200bps), 9/22/32(a) ......... 390 390
Traverse Midstream Partners LLC, Term Loan B, 5.99% (SOFR03M+225bps), 4/21/33(a) ... 886 887
1,824
Financials (32.8%):
1261229 BC Ltd., Initial Term Loan, 9.98% (SOFR01M+625bps), 10/8/30(a) ............ 950 924
Acrisure LLC, 2025 Term Loan B7, 6.98% (SOFR01M+325bps), 6/21/32(a) ............ 852 771
Ahead DB Holdings LLC, Term B-5 Facility, 6.23% (SOFR03M+250bps), 2/3/31(a) ....... 1,291 1,283
Ahlstrom Holding 3 Oy FKA Spa Holdings 3, Additional Facility B1, 8.24%
(SOFR03M+451bps), 5/24/30(a) ........................................ 631 633
AIP RD Buyer Corp., Term B Loan, First Lien, 7.23% (SOFR01M+350bps), 12/23/30(a) ... 1,341 1,331
Allspring Buyer LLC, 2024 Specified Refinancing Term Loan, 6.75% (SOFR03M+300bps),
11/1/30(a) ........................................................ 844 849
Apple Bidco LLC, Term Loan, 6.23% (SOFR01M+250bps), 9/23/31(a) ................ 1,297 1,301
ARC Falcon I, Inc., Initial Term B Loans, 8.15% (SOFR01M+450bps), 4/1/33(a) ......... 1,582 1,460
Arcline FM Holdings LLC, 2025-1 Term Loan, 6.60% (SOFR06M+275bps), 6/24/30(a) .... 1,699 1,706
Arsenal AIC Parent LLC, 2025 Term B Loan, 6.48% (SOFR01M+275bps), 8/19/30(a) ..... 864 869
AS Mileage Plan IP Ltd., 2026 Incremental Term Loan, 5.73% (SOFR03M+200bps),
5/12/33(a) ........................................................ 559 559
Asurion LLC, New B-12 Term Loan, 8.07% (SOFR03M+425bps), 9/19/30(a) ............ 604 590
Asurion LLC, New B-14 Term Loans, 7.57% (SOFR03M+375bps), 2/23/33(a) ........... 2,175 2,044
Asurion LLC, New B-4 Term Loan, 9.33% (SOFR03M+551bps), 1/22/29(a) ............ 294 293
Carriage Purchaser, Inc., Term B Loan, 7.23% (SOFR01M+350bps), 9/29/28(a) .......... 1,613 1,621

Victory Portfolios IV
Victory Pioneer Floating Rate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Chariot Buyer LLC, 2025 New Term Loan B, 6.73% (SOFR01M+300bps), 9/8/32(a) ...... $ 1,203 $ 1,206
Chase Corp., Initial Term Loan, 7.76% (SOFR03M+400bps), 4/12/32(a) ............... 1,012 1,015
Citadel Securities LP, 2026 Term Loans, 5.66% (SOFR03M+200bps), 6/10/33(a) ......... 1,331 1,331
Clydesdale Acquisition Holdings, Inc., 2025 Incremental Closing Date Term B Loan, 6.98%
(SOFR01M+325bps), 4/1/32(a) ......................................... 861 824
Clydesdale Acquisition Holdings, Inc., Term B Loan, 6.91% (SOFR01M+318bps), 4/13/29(a) 1,000 979
CoreWeave Compute Acquisition Co. IV LLC, Additional Delayed Draw Term Loan, 8.14%
(SOFRDAILY+450bps), 11/17/31(a) ..................................... 932 933
CPI Holdco B LLC, 2025 Fourth Amendment Incremental Term Loan, 5.73%
(SOFR01M+200bps), 5/19/31(a) ........................................ 580 580
Crown Finance US, Inc., Term Loan B, 8.17% (SOFR01M+450bps), 12/2/31(a) .......... 1,231 1,238
DIRECTV Financing LLC, 2026 Refinancing Term B Loan Facility, 8.32%
(SOFR03M+450bps), 8/2/29(a) ......................................... 583 587
Dotdash Meredith, Inc., Term B-2 Loan, 7.15% (SOFR01M+350bps), 6/16/32(a) ......... 476 451
DS Parent, Inc., Term B Loans, 9.23% (SOFR03M+550bps), 1/31/31(a) ................ 1,438 1,167
Eastern Power LLC, Term Loan B, 8.48% (SOFR01M+475bps), 4/3/29(a) .............. 1,756 1,766
EP Purchaser LLC, Closing Date Term Loan, 7.28% (SOFR03M+361bps), 11/6/28(a) ...... 1,202 775
Evergreen AcqCo 1 LP, 2025 Initial Term Loan, 6.17% (SOFR03M+250bps), 9/17/32(a) .... 420 421
Fiesta Purchaser, Inc., Second Refinancing Term Loan, 6.48% (SOFR01M+275bps), 2/12/31(a) 1,568 1,544
First Advantage Holdings LLC, Term Loan B, 6.48% (SOFR03M+275bps), 10/31/31(a) .... 724 723
First Student Bidco, Inc., Term Loan B, 5.98% (SOFR03M+225bps), 8/15/30(a) .......... 272 273
Fleet Midco I Ltd., Facility B3 Term Loan, 2/10/31(f) ............................. 679 680
Fortress Intermediate 3, Inc., 2025 Term Loan B, 6.68% (SOFR01M+300bps), 6/27/31(a) ... 1,366 1,366
Gainwell Acquisition Corp., Term B Loan, 7.83% (SOFR03M+410bps), 10/1/27(a) ........ 2,193 2,176
Genesys Cloud Services Holdings II LLC (f/k/a Greeneden US Holdings II LLC), 2025 Dollar
Term Loans, 6.23% (SOFR01M+250bps), 1/30/32(a) ......................... 1,000 966
Goat Holdco LLC, Term B Loans, 6.23% (SOFR01M+250bps), 1/27/32(a) .............. 413 414
Hamilton Projects Acquiror LLC, Term Loan, 6.23% (SOFR01M+250bps), 5/30/31(a) ..... 519 520
Hillenbrand, Inc., Term Loan B, 7.23% (SOFR01M+350bps), 2/10/33(a) ............... 175 173
Hudson River Trading LLC, Term B-2 Loans, 6.17% (SOFR01M+250bps), 3/18/30(a) ..... 888 887
Hyperion Refinance SARL., 2025-2 Dollar Term Loan, 6.48% (SOFR01M+275bps),
2/18/31(a) ........................................................ 909 875
IMC Financing LLC, Term B-1 Loan, 6.22% (SOFR01M+250bps), 6/21/32(a) ........... 451 453
Ineos Finance PLC, 2030 Dollar Term Loans, 6.98% (SOFR01M+325bps), 2/19/30(a) ..... 1,063 1,008
Innio North America Holding, Inc., 2026 Extended Facility B (USD), 5.65%
(SOFR03M+200bps), 11/28/31(a) ....................................... 723 720
Inspired Education US Holdings, Inc., Facility B7 Loan, 6.57% (SOFR03M+275bps),
2/28/31(a) ........................................................ 512 513
ION Platform Finance US, Inc., Initial Dollar Term Loans, 7.48% (SOFR03M+375bps),
9/30/32(a) ........................................................ 1,506 1,197
Iron Mountain Information Management LLC, Amendment No.1 Incremental Term B Loan,
5.73% (SOFR01M+200bps), 1/31/31(a) ................................... 346 345
Jefferies Finance LLC, Initial Term Loan 2024, 6.42% (SOFR01M+275bps), 10/21/31(a) ... 652 653
LBM Acquisition LLC, Amendment No. 4 Incremental Term Loan, 8.72%
(SOFR01M+500bps), 6/6/31(a) ......................................... 774 664
LC Ahab US Bidco LLC, Initial Term Loan, 6.32% (SOFR03M+250bps), 5/1/31(a) ....... 570 571
Lightning Power LLC, Initial Term B Loan, 5.75% (SOFR01M+200bps), 8/18/31(a) ....... 1,162 1,164
Long Ridge Energy LLC, Term Loan B, 8.23% (SOFR03M+450bps), 2/19/32(a) ......... 1,188 1,191
LS Group OpCo Acquisition LLC, Term Loan B, 6.17% (SOFR03M+250bps), 4/23/31(a) ... 497 497
LSF12 Badger Bidco LLC, 2025 Term Loan B, 8.73% (SOFR01M+500bps), 8/30/30(a) .... 924 924
M6 ETX Holdings II Midco LLC, Term Loan B, 6.23% (SOFR01M+250bps), 4/1/32(a) .... 651 655
Medline Borrower LP, 2030 Refinanced Term Loan, 5.23% (SOFR01M+150bps), 5/31/33(a) . 540 538
Mermaid Bidco, Inc., Facility B (USD) Loan, 6.91% (SOFR03M+325bps), 7/2/31(a) ...... 381 376
Neptune BidCo US, Inc., 2026 Dollar Term B Loan, 8.86% (SOFR03M+510bps), 2/3/33(a) .. 965 961
Oak-Eagle AcquireCo, Inc., Term Loan B1, 3/24/33(f) ............................ 680 685
OEP Glass Purchaser LLC, Initial Term Loans, 7.73% (SOFR03M+400bps), 3/2/33(a) ..... 329 330
Olympus Water US Holding Corp., Term B-6 Dollar Loan, 6.73% (SOFR03M+300bps),
6/23/31(a) ........................................................ 484 484
Osttra Group Ltd., Term Loan, First Lien, 7.26% (SOFR03M+350bps), 10/12/32(a) ....... 496 498
Padagis LLC, Term B Loan, 8.74% (SOFR03M+501bps), 7/6/28(a) ................... 1,151 1,108
Park River Holdings, Inc., 2025 Term Loan B, First Lien, 8.23% (SOFR03M+450bps),
3/17/31(a) ........................................................ 778 779
Phoenix Guarantor, Inc., Tranche B-6 Loan, 5.73% (SOFR01M+200bps), 2/21/31(a) ....... 1,748 1,750

Victory Portfolios IV
Victory Pioneer Floating Rate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Pioneer OpCo LLC, Term Loan B, 7.00% (SOFR01M+325bps), 5/6/33(a) .............. $ 187 $ 188
SCIL USA Holdings LLC, Facility B2, 7.65% (SOFR03M+400bps), 10/29/32(a) ......... 871 875
Sedgwick Claims Management Services, Inc., 2024 Term Loan, 6.23% (SOFR01M+250bps),
7/31/31(a) ........................................................ 1,644 1,635
SGH2 LLC, Initial Dollar Term Loan, 8.23% (SOFR03M+450bps), 8/18/32(a) ........... 908 912
Sword Purchaser LLC, Initial Dollar Term Loans, 7.73% (SOFR01M+400bps), 4/11/33(a) ... 930 899
Tega MC Australia Holdings Pty Ltd., Term B Loans, 7.16% (SOFR03M+350bps), 3/25/33(a) 927 933
Tidal Waste & Recycling Holdings LLC, Term Loan B, 6.48% (SOFR03M+275bps),
10/24/31(a) ....................................................... 902 903
Turquoise Topco Ltd., Initial Term Loans, 6.98% (SOFR03M+325bps), 12/30/32(a) ....... 429 427
Vantor Holdings, Inc., Initial Term Loan, 8.12% (SOFR06M+450bps), 3/3/33(a) .......... 520 523
Voyager Parent LLC, 2026 Refinancing Term B Loan, 7.98% (SOFR03M+425bps), 7/1/32(a) 744 746
WH Borrower LLC, Initial Term Loan, 8.14% (SOFR03M+450bps), 2/20/32(a) .......... 249 251
Windsor Holdings III LLC, 2025 Refinancing Term Loan B, 6.48% (SOFR01M+275bps),
8/1/30(a) ......................................................... 585 587
67,047
Health Care (10.3%):
Amneal Pharmaceuticals LLC, Amendment No. 2 Term Loan, 6.73% (SOFR01M+300bps),
8/2/32(a) ......................................................... 1,301 1,306
DaVita, Inc., 2025 Tranche B-2 Term loan, 5.48% (SOFR01M+175bps), 5/9/31(a) ........ 693 693
Endo Finance Holdings, Inc., Term Loan B, 7.48% (SOFR01M+375bps), 4/23/31(a) ....... 958 960
EyeCare Partners LLC, Tranche B Term Loan, 4.83% (SOFR03M+110bps), 11/30/28(a) .... 1,862 914
Hanger, Inc., Delayed Draw Term Loan, 7.23% (SOFR01M+350bps), 10/23/31(a) ........ 215 217
Hanger, Inc., Initial Term Loan, 7.23% (SOFR01M+350bps), 10/23/31(a) ............... 1,659 1,672
Hologic, Inc., USD Initial Term B Loan, 5.99% (SOFR03M+225bps), 4/7/33(a) .......... 638 628
Jazz Financing Lux SARL, Tranche B-2 Dollar Facility, 5.98% (SOFR01M+225bps), 5/5/28(a) 1,114 1,118
LifePoint Health, Inc., Term Loan B, 7.50% (SOFR03M+375bps), 5/19/31(a) ............ 1,374 1,316
Lumexa Imaging, Inc., Amendment No. 7 Replacement Term Loan, 6.23%
(SOFR03M+250bps), 12/17/32(a) ....................................... 833 836
McKesson Medical-Surgical Top Holdings, Inc., Amendment No. 1 Term B Loans, 5.98%
(SOFR03M+225bps), 6/3/32(a) ......................................... 329 330
Option Care Health, Inc., 2025 Amendment Term Loans, 5.48% (SOFR01M+175bps),
9/22/32(a) ........................................................ 615 617
Organon & Co., Dollar Term Loan, 5.98% (SOFR01M+225bps), 5/19/31(a) ............. 2,086 2,088
Select Medical Corp., Tranche B-3 Term Loans, 6.73% (SOFR01M+300bps), 12/3/31(a) .... 423 425
Sotera Health Holdings LLC, 2026 Refinancing Term Loan, 5.98% (SOFR01M+225bps),
5/30/31(a) ........................................................ 1,717 1,725
Sound Inpatient Physicians, Inc., Tranche B Term Loan, 8.99% (SOFR03M+526bps),
6/28/28(a) ........................................................ 1,277 1,251
Sound Inpatient Physicians, Inc., Tranche C Term Loan, 10.74% (SOFR03M+701bps),
6/28/29(a) ........................................................ 300 289
Summit Behavioral Healthcare LLC, First Out Term Loan, 9.48% (SOFR03M+575bps),
10/15/30(a) ....................................................... 203 205
Summit Behavioral Healthcare LLC, Second Out Term Loan, First Lien, 7.98%
(SOFR03M+425bps), 10/15/30(a) ....................................... 1,269 803
U.S. Renal Care, Inc., Closing Date Term Loan, 8.85% (SOFR01M+511bps), 6/28/28(a) .... 1,507 1,481
Upstream Newco, Inc., December 2025 Extended Modified Term Loans, 8.24%
(SOFR03M+451bps), 11/20/29(a) ....................................... 2,397 2,226
21,100
Industrials (10.9%):
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Repriced Term Loan, 5.98%
(SOFR03M+225bps), 4/20/28(a) ........................................ 997 997
Adient US LLC, Term Loan B-2, 5.73% (SOFR01M+200bps), 1/29/31(a) .............. 434 435
Albion Financing 3 SARL, 2025-A Refinancing USD Term Loans, 6.63%
(SOFR03M+300bps), 5/21/31(a) ........................................ 1,619 1,627
Allied Universal Holdco LLC, Amendment 7 Replacement U.S. Dollar Term Loan, 6.98%
(SOFR01M+325bps), 8/20/32(a) ........................................ 952 956
Carrix, Inc., Delayed Term Loan, 7/18/33(f) .................................... 64 64
Carrix, Inc., Term Loan B, 7/18/33(f) ......................................... 321 320
Columbus McKinnon Corp., Term Loan B, 7.23% (SOFR03M+350bps), 2/3/33(a) ........ 458 460
Core & Main LP, Tranche F Term Loan, 5.48% (SOFR01M+175bps), 7/1/33(a) .......... 424 426
Cornerstone Building Brands, Inc., New Term Loan B, 7.01% (SOFR03M+335bps), 4/12/28(a) 440 226

Victory Portfolios IV
Victory Pioneer Floating Rate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Cyberswift US Finco LLC, Term Loan B, 7.48% (SOFR03M+375bps), 10/8/32(a) ........ $ 391 $ 392
Formula One Management Ltd., Term Loan B1, 5.48% (SOFR03M+175bps), 9/19/31(a) .... 1,224 1,226
Garda World Security Corp., Fifteenth Additional Term Loan, 6.51% (SOFR03M+275bps),
2/1/29(a) ......................................................... 184 184
Garrett LX I SARL, Dollar Initial Term Loans, 5.57% (SOFR03M+175bps), 1/30/32(a) ..... 186 186
Genesee & Wyoming, Inc., Initial Term Loan B, 5.48% (SOFR03M+175bps), 4/10/31(a) .... 1,067 1,065
Gloves Buyer, Inc., Initial Term Loans, 7.42% (SOFR03M+375bps), 5/24/32(a) .......... 879 881
Groupe Solmax, Inc., Term Loan, 8.60% (SOFR01M+486bps), 7/24/28(a) .............. 1,014 942
Karman Holdings LLC, 2026 Term Loan B Incremental, 6.48% (SOFR03M+275bps),
4/1/32(a) ......................................................... 845 850
Novae LLC, Tranche B Term Loan, 8.88% (SOFR03M+515bps), 12/22/28(a) ............ 2,633 2,047
OneSky Flight LLC, Initial Term Loan, 6.42% (SOFR01M+275bps), 2/17/33(a) .......... 452 453
Pitney Bowes, Inc., Tranche B Term Loan, 7.48% (SOFR03M+375bps), 3/19/32(a) ........ 1,129 1,131
Prime Security Services Borrower LLC (fka Protection 1 Security Solutions), 2025 Incremental
Term B-2 Loans, 5.41% (SOFR01M+175bps), 3/8/32(a) ....................... 260 258
Prime Security Services Borrower, LLC (aka Protection 1 Security Solutions), Term B1 Loan,
5.66% (SOFR01M+200bps), 10/15/30(a) .................................. 858 856
Pro Mach Group, Inc., Amendment No. 8 Refinancing Term Loan, 6.23% (SOFR01M+250bps),
10/18/32(a) ....................................................... 383 384
Quikrete Holdings, Inc., Tranche B-3 Term Loan, 5.98% (SOFR01M+225bps), 2/10/32(a) ... 505 506
Shift4 Payments LLC, Amendment No. 3 Refinancing Term Loan, 5.73% (SOFR03M+200bps),
7/6/32(a) ......................................................... 575 575
Southern Veterinary Partners LLC, 2025 New Term Loan, 6.16% (SOFR03M+250bps),
12/4/31(a) ........................................................ 620 621
Stonepeak Nile Parent LLC, Amendment No. 3 Term Loan, 5.66% (SOFR03M+200bps),
4/9/32(a) ......................................................... 431 431
TransDigm, Inc., New Tranche K Term Loan, 5.98% (SOFR01M+225bps), 3/22/30(a) ..... 774 775
Tulip Holdco de LLC, 7/21/33(f) ............................................ 747 747
U.S. Anesthesia Partners, Inc., Initial Term Loan, 7.76% (SOFR01M+411bps), 10/2/28(a) ... 948 950
Verde Purchaser LLC, Initial Term Loan, 7.73% (SOFR03M+400bps), 11/29/30(a) ........ 894 851
Vestis Corp., Term B-1 Loan, 5.92% (SOFR03M+225bps), 2/24/31(a) ................. 496 493
22,315
Information Technology (5.2%):
ACI Rover Parent LLC, Initial Loans, 5.98% (SOFR03M+225bps), 6/8/33(a) ............ 185 185
Amber Acquisitionco LLC, 7/25/33(f) ........................................ 750 750
Cloud Software Group, Inc., Tenth Amendment Tranche B-2 Term Loan, 6.98%
(SOFR03M+325bps), 3/24/31(a) ........................................ 2,003 1,821
Coherent Corp. (f/k/a II-VI Incorporated), New Term Loan B, 5.48% (SOFR01M+175bps),
7/2/29(a) ......................................................... 555 556
KBR, Inc., 2024 Refinancing Term Loans, 5.73% (SOFR01M+200bps), 1/17/31(a) ........ 735 737
MH Sub I LLC, 2024 December New Term Loans, 7.98% (SOFR01M+425bps), 12/31/31(a) . 2,319 2,073
MKS Instruments, Inc., 2026-1 Dollar Term B Loans, 5.42% (SOFR01M+175bps), 2/4/33(a) . 553 554
Project Alpha Intermediate Holding, Inc., Incremental Term Loan B, First Lien, 6.98%
(SOFR03M+325bps), 10/28/30(a) ....................................... 958 753
Proofpoint, Inc., 2025-B Incremental Term Loan, 6.73% (SOFR03M+300bps), 8/31/28(a) ... 877 874
Smartronix LLC, Term Loan, 8.23% (SOFR01M+450bps), 2/9/32(a) .................. 1,214 1,159
SS&C Technologies Holdings, Inc., Term Loan B-8 Loan, 5.73% (SOFR01M+200bps),
5/9/31(a) ......................................................... 1,110 1,110
10,572
Materials (1.5%):
Koppers, Inc., 2023 Term B-2 Loan, 6.24% (SOFR01M+250bps), 4/10/30(a) ............ 1,213 1,218
Nouryon Finance BV, 2026 Term Loan B, 7.17% (SOFR01M+350bps), 7/31/31(a) ........ 238 238
Schweitzer-Mauduit International, Inc., New Term Loan B, 8.23% (SOFR01M+450bps),
4/4/33(a) ......................................................... 870 872
Worthington Steel, Inc., Initial Term Loan, 7.73% (SOFR01M+400bps), 6/1/33(a) ........ 801 805
3,133
Real Estate (0.3%):
QTS Thunder Managing Issuer LLC, Term Loan, 6.03% (SOFR03M+225bps), 7/22/33(a) ... 96 94
RealPage, Inc., Initial Term Loan, First Lien, 6.99% (SOFR03M+326bps), 4/24/28(a) ...... 621 595
689

Victory Portfolios IV
Victory Pioneer Floating Rate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Utilities (1.1%):
Alpha Generation LLC, Initial Term B Loan, 5.48% (SOFR01M+175bps), 9/30/31(a) ...... $ 641 $ 639
Alpha Generation LLC, Term Loan, 5.48% (SOFR01M+175bps), 6/10/33(a) ............ 345 343
Birdsboro Power LLC, Term Loan B, 7.50% (SOFR03M+375bps), 10/8/32(a) ........... 187 188
Lackawanna Energy Center LLC, Term Loan B, 6.43% (SOFR01M+275bps), 8/5/32(a) ..... 401 401
Pathfinder Power LLC, 6/22/33(f) ........................................... 750 750
2,321
Total Senior Secured Loans (Cost $159,221)
a
a
a
155,169
Corporate Bonds (7.1%)
Communication Services (1.0%):
Gray Media, Inc., 7.25%, 8/15/33, Callable 8/15/28 @ 103.63(b) ..................... 575 569
Stagwell Global LLC, 5.63%, 8/15/29 , Callable 9/5/26 @ 100(b) ..................... 750 729
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 8.63%, 6/15/32, Callable 6/15/28
@ 104.31(b) ...................................................... 750 766
2,064
Energy (1.4%):
CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.50%, 12/15/33, Callable 12/15/28 @
103.75(b) ........................................................ 330 346
Hilcorp Energy I LP/Hilcorp Finance Co., 6.88%, 5/15/34, Callable 5/15/29 @ 103.44(b) ... 1,000 979
Venture Global Calcasieu Pass LLC, 3.88%, 8/15/29, Callable 2/15/29 @ 100(b) .......... 500 476
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29, Callable 10/15/26 @ 103.75(b) ..... 1,000 1,030
2,831
Financials (1.2%):
Ally Financial, Inc., 6.18% (SOFR+229bps), 7/26/35, Callable 7/26/34 @ 100(a) ......... 1,000 1,004
Citizens Financial Group, Inc., 6.65% (SOFR+233bps), 4/25/35, Callable 4/25/34 @ 100(a) . 500 528
ION Platform Finance US, Inc./ION Platform Finance SARL, 9.00%, 8/1/29, Callable 9/5/26
@ 104.5(b) ....................................................... 1,000 932
2,464
Health Care (0.5%):
AdaptHealth LLC, 5.13%, 3/1/30, Callable 8/16/26 @ 101.28(b) ..................... 1,000 964
Industrials (1.4%):
Goat Holdco LLC, 6.75%, 2/1/32, Callable 2/1/28 @ 103.38(b) ...................... 1,000 1,016
OneSky Flight LLC, 8.88%, 12/15/29, Callable 12/15/26 @ 104.44(b) ................. 1,000 1,051
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32, Callable 8/15/27 @
103.38(b) ........................................................ 750 751
2,818
Information Technology (0.5%):
Cloud Software Group LLC, 6.50%, 3/31/29, Callable 8/16/26 @ 103.25(b) ............. 1,000 977
Materials (0.9%):
Methanex US Operations, Inc., 6.25%, 3/15/32, Callable 9/15/31 @ 100(b) ............. 1,000 1,010
Novelis Corp., 3.88%, 8/15/31, Callable 9/5/26 @ 101.94(b) ........................ 1,000 908
1,918
Utilities (0.2%):
Vistra Operations Co. LLC, 4.38%, 5/1/29, Callable 8/16/26 @ 100(b) ................. 500 488
Total Corporate Bonds (Cost $14,379)
a
a
a
14,524
Insurance-Linked Securities (0.9%)
Event Linked Bonds (0.9%):
Health - U.S. - (0.1%):
Vitality Re XIV, 7.04% (FHMMUSTF+350bps), 1/5/27(a)(b)(g) ..................... 250 252
Multiperil - U.S. - (0.3%):
Bonanza Re, 2024-1 B, 7.27% (MSMMUSTF+350bps), 12/19/27(a)(b)(g) .............. 250 252
Sanders Re II
7.57% (BRMMUSDF+399bps), 4/7/29(a)(b)(g) ............................. 250 252
8.94% (BRMMUSDF+536bps), 4/7/29(a)(b)(g) ............................. 250 254

Victory Portfolios IV
Victory Pioneer Floating Rate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
(a) Variable or Floating-Rate Security. Rate disclosed is as of July 31, 2026.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of July 31, 2026, the fair value of these securities was
$22,362 (thousands) and amounted to 10.9% of net assets.
(c) Security is interest only.
(d) Non-income producing security.
(e) Security was fair valued using significant unobservable inputs as of July 31, 2026.
(f) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(g) The following table details the earliest acquisition date, cost, and market value of the Fund's restricted securities due to trading restrictions at July 31,
2026 (amounts in thousands):
(h) Amount represents less than 0.05% of net assets.
Security Description
Principal Amount
(000)
a
Value
(000)
Multiperil - U.S. & Canada - (0.3%):
Kilimanjaro II Re
9.83% ( BRMMUSDF+625bps), 6/30/28(a)(b)(g) ............................ $ 250 $ 259
10.83% (BRMMUSDF+725bps), 6/30/28(a)(b)(g) ........................... 250 260
Windstorm - Florida - (0.1%):
Integrity Re, 4.04% (FHMMUSTF+50bps), 6/6/30(a)(b)(g) ......................... 123 86
Windstorm - U.S. Northeast - (0.1%):
3264 Re, 2024-1 A, 10.54% (FHMMUSTF+700bps), 7/8/27(a)(b)(g) .................. 250 256
1,871
Reinsurance Sidecars (0.0%):(h)
Multiperil - Worldwide - (0.0%):(h)
Alturas Re, 2022-3, 12/31/27(d)(g)(i) ......................................... 20 —(j)
Total Insurance-Linked Securities (Cost $1,873)
a
a
a
1,871
Shares
Exchange-Traded Funds (1.0%)
Invesco Senior Loan ETF ................................................. 50,000 1,020
State Street Blackstone Senior Loan ETF ...................................... 25,000 1,010
Total Exchange-Traded Funds (Cost $2,056)
a
a
a
2,030
Short-Term Investments (10.7%)
Principal Amount
(000)
a a a a
U.S. Treasury Obligations (10.7%):
U.S. Treasury Bills
0.90%, 8/4/26(k) ................................................... $ 14,000 13,999
3.07%, 8/20/26(k) .................................................. 3,981 3,974
3.33%, 9/3/26(k) ................................................... 4,000 3,987
Total U.S. Treasury Obligations 21,960
Total Short-Term Investments (Cost $21,956)
a
a
a
21,960
Total Investments (Cost $207,345) — 99.6% 203,579
Other assets in excess of liabilities —  0.4% 909
NET ASSETS - 100.00% $ 204,488
At July 31, 2026, the Fund's investments in foreign securities were 8.4% of net assets.
Security Name Acquisition Date Cost Value
3264 Re, 2024-1 A .................................................. 6/24/24 $ 250 $ 256
Alturas Re, 2022-3 .................................................. 4/11/23 — —
Bonanza Re, 2024-1 B ............................................... 12/16/24 250 252
Integrity Re ....................................................... 5/9/22 123 86
Kilimanjaro II Re, 2024-1 A ........................................... 6/24/24 250 259
Kilimanjaro II Re, 2024-1 B ........................................... 6/24/24 250 260
Sanders Re II, 2024-3 A .............................................. 12/10/24 250 252
Sanders Re II, 2024-3 B .............................................. 12/10/24 250 254
Vitality Re XIV .................................................... 1/25/23 250 252
Total (0.9% of net assets) $1,873 $1,871

Victory Portfolios IV
Victory Pioneer Floating Rate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
(i) Issued as preference shares.
(j) Rounds to less than $1 thousand.
(k) Rate represents the effective yield at July 31, 2026.
ABS
—
Asset-Backed Securities
bps
—
Basis points
BRMMUSDF
—
BlackRock Liquidity Fund Treasury Trust Fund Portfolio Fund Yield
CLO
—
Collateralized Loan Obligations
ETF
—
Exchange-Traded Fund
FREMF
—
Freddie Mac Multifamily Fixed-Rate Mortgage Loans
FHMMUSTF
—
Federated Hermes U.S. Treasury Cash Reserves Fund Yield
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MSMMUSTF
—
Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio Fund Yield
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRDAILY
—
Secured Overnight Financing Rate Daily
SOFR01M
—
1 Month SOFR, rate disclosed as of July 31, 2026.
SOFR03M
—
3 Month SOFR, rate disclosed as of July 31, 2026.
SOFR06M
—
6 Month SOFR, rate disclosed as of July 31, 2026.
SOFR30A
—
30 day average of SOFR, rate disclosed as of July 31, 2026.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of July 31, 2026.
Forward Currency Contracts
At July 31, 2026, the Fund's open forward currency contracts were as follows:
Currency Purchased
In Exchange for
(000) Currency Sold
Deliver
(000) Counterparty
Settlement
Date
Net Unrealized
Appreciation/
(Depreciation)
(000)
U.S. Dollar 674 Mexican Peso 11,987 State Street 9/25/26 $ (15)
Total Net Forward Currency Contracts $ (15)

Schedule of Portfolio Investments
July 31, 2026
Victory Portfolios IV
Victory Pioneer Mid Cap Value Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (100.0%)
Communication Services (1.9%):
Fox Corp. , Class A ...................................................... 257,251 $ 14,980
Consumer Discretionary (8.8%):
D.R. Horton, Inc. ....................................................... 78,247 11,194
eBay, Inc. ............................................................ 104,792 11,947
Expedia Group, Inc. ..................................................... 52,131 15,365
Ford Motor Co. ........................................................ 594,248 8,724
Genuine Parts Co. ...................................................... 115,345 14,346
Lear Corp. ............................................................ 56,408 7,369
68,945
Consumer Staples (6.3%):
Maplebear, Inc. (a) ...................................................... 154,991 6,912
Sprouts Farmers Market, Inc. (a) ............................................ 98,688 8,602
Sysco Corp. ........................................................... 159,294 13,578
Target Corp. .......................................................... 64,439 9,311
The Clorox Co. ........................................................ 57,732 5,515
The Hershey Co. ....................................................... 27,717 4,852
48,770
Energy (9.8%):
Baker Hughes Co. , Class A ................................................ 244,143 14,768
Chord Energy Corp. ..................................................... 138,485 19,440
Devon Energy Corp. ..................................................... 559,053 25,230
Range Resources Corp. ................................................... 278,963 11,198
Valero Energy Corp. ..................................................... 19,871 6,218
76,854
Financials (23.0%):
American International Group, Inc. .......................................... 175,003 13,752
Citizens Financial Group, Inc. .............................................. 238,552 17,092
M&T Bank Corp. ....................................................... 93,555 23,042
Northern Trust Corp. .................................................... 135,639 24,712
Old Republic International Corp. ............................................ 225,032 9,723
Raymond James Financial, Inc. ............................................. 127,274 22,398
Regions Financial Corp. .................................................. 513,338 15,888
State Street Corp. ....................................................... 193,714 35,674
Truist Financial Corp. .................................................... 332,776 17,251
179,532
Health Care (6.7%):
Biogen, Inc. (a) ......................................................... 54,604 11,082
GE HealthCare Technologies, Inc. ........................................... 197,716 13,449
Labcorp Holdings, Inc. ................................................... 38,220 11,817
Zimmer Biomet Holdings, Inc. ............................................. 165,898 15,583
51,931
Industrials (17.3%):
AerCap Holdings NV .................................................... 85,723 12,936
AGCO Corp. .......................................................... 131,777 13,462
Delta Air Lines, Inc. ..................................................... 106,662 9,326
Dover Corp. ........................................................... 80,595 16,491
Emerson Electric Co. .................................................... 54,003 8,091
Fortune Brands Innovations, Inc. ............................................ 182,826 9,006
Generac Holdings, Inc. (a) ................................................. 24,215 4,773
J.B. Hunt Transport Services, Inc. ........................................... 47,058 12,788
Paychex, Inc. .......................................................... 39,866 4,658
Regal Rexnord Corp. .................................................... 61,441 12,609
Rockwell Automation, Inc. ................................................ 24,943 11,975
Terex Corp. ........................................................... 82,545 5,187
The Brink's Co. ........................................................ 65,739 7,787
WESCO International, Inc. ................................................ 18,270 6,276
135,365

Victory Portfolios IV
Victory Pioneer Mid Cap Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Information Technology (8.2%):
CDW Corp. ........................................................... 45,527 $ 6,729
Motorola Solutions, Inc. .................................................. 24,915 10,857
NetApp, Inc. .......................................................... 91,153 16,271
Ralliant Corp. ......................................................... 149,191 9,753
Trimble, Inc. (a) ........................................................ 129,828 7,346
Western Digital Corp. .................................................... 11,437 6,231
Zoom Communications, Inc. , Class A (a) ...................................... 72,949 7,008
64,195
Materials (4.0%):
Amrize Ltd. (a) ......................................................... 195,968 9,585
International Paper Co. ................................................... 213,468 8,716
PPG Industries, Inc. ..................................................... 117,188 12,951
31,252
Real Estate (6.9%):
AvalonBay Communities, Inc. .............................................. 51,931 9,639
Extra Space Storage, Inc. ................................................. 52,431 7,762
First Industrial Realty Trust, Inc. ............................................ 114,567 7,543
Gaming and Leisure Properties, Inc. ......................................... 181,006 8,108
Healthpeak Properties, Inc. ................................................ 192,212 4,196
Host Hotels & Resorts, Inc. ................................................ 312,383 7,850
Kimco Realty Corp. ..................................................... 338,898 8,635
53,733
Utilities (7.1%):
CenterPoint Energy, Inc. .................................................. 411,841 17,314
Eversource Energy ...................................................... 219,829 15,738
Exelon Corp. .......................................................... 213,826 9,797
Public Service Enterprise Group, Inc. ......................................... 160,894 12,337
55,186
Total Common Stocks (Cost $547,689)
a
a
a
780,743
Total Investments (Cost $547,689) — 100.0% 780,743
Other assets in excess of liabilities —  0.0%(b) 147
NET ASSETS - 100.00% $ 780,890
(a) Non-income producing security.
(b) Amount represents less than 0.05% of net assets.

Schedule of Portfolio Investments
July 31, 2026
Victory Portfolios IV
Victory Pioneer Equity Premium Income Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (40.5%)
Communication Services (1.3%):
Verizon Communications, Inc. .............................................. 46,069 $ 2,157
Consumer Discretionary (0.3%):
Brightstar Lottery PLC ................................................... 54,886 551
Consumer Staples (3.7%):
Altria Group, Inc. ....................................................... 31,257 2,136
Ambev SA, ADR ....................................................... 368,277 1,145
British American Tobacco PLC, ADR ........................................ 20,000 1,213
Magnit PJSC(a)(b)(c) .................................................... 23,507 —
WH Group Ltd.(d) ...................................................... 1,500,500 1,617
6,111
Energy (4.0%):
BP PLC, ADR ......................................................... 75,931 3,433
Chord Energy Corp. ..................................................... 10,021 1,407
Enbridge, Inc. ......................................................... 26,700 1,454
LUKOIL PJSC(a)(b)(c) .................................................. 45,047 —
WhiteHawk Minerals Corp., Class A(a) ....................................... 14,855 393
6,687
Financials (17.0%):
AGNC Investment Corp. ................................................. 144,584 1,541
ASR Nederland NV ..................................................... 38,462 3,144
Aviva PLC ............................................................ 159,319 1,489
Banco de Sabadell SA ................................................... 452,069 1,733
BW LPG Ltd.(d) ....................................................... 98,487 2,228
Citizens Financial Group, Inc. .............................................. 43,755 3,135
DBS Group Holdings Ltd. ................................................. 65,120 3,758
Grupo Financiero Banorte SAB de CV, Class O ................................. 154,700 1,792
ING Groep NV, ADR .................................................... 40,000 1,397
Oversea-Chinese Banking Corp. Ltd. ......................................... 99,600 2,262
PayPal Holdings, Inc. .................................................... 8,847 506
Redwood Trust, Inc. ..................................................... 297,974 1,362
Regions Financial Corp. .................................................. 70,524 2,183
T-Tekhnologii MKPAO, GDR(a)(b) .......................................... 17,852 —
U.S. Bancorp .......................................................... 30,520 1,923
28,453
Health Care (2.0%):
Bristol-Myers Squibb Co. ................................................. 30,900 2,018
Pfizer, Inc. ............................................................ 53,214 1,331
3,349
Industrials (2.2%):
CSG NV(a) ........................................................... 981 18
Paychex, Inc. .......................................................... 17,082 1,996
Star Bulk Carriers Corp. .................................................. 55,231 1,588
3,602
Information Technology (1.3%):
Accenture PLC, Class A .................................................. 6,604 1,096
International Business Machines Corp. ........................................ 5,099 1,140
2,236
Materials (1.6%):
Amcor PLC ........................................................... 18,303 822
Rio Tinto PLC, ADR .................................................... 19,475 1,886
2,708
Real Estate (2.3%):
BXP, Inc. ............................................................. 17,830 1,251
Cousins Properties, Inc. .................................................. 49,452 1,560
Douglas Emmett, Inc. .................................................... 90,449 1,069
3,880

Victory Portfolios IV
Victory Pioneer Equity Premium Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description Shares
a
Value
(000)
Utilities (4.8%):
Dominion Energy, Inc. ................................................... 41,915 $ 2,899
Eversource Energy ...................................................... 36,203 2,592
FirstEnergy Corp. ....................................................... 54,170 2,617
8,108
Total Common Stocks (Cost $57,743)
a
a
a
67,842
Preferred Stocks (0.1%)
Real Estate (0.1%):
Wheeler Real Estate Investment Trust, Inc.(a)(b) ................................. 204 78
Total Preferred Stocks (Cost $168)
a
a
a
78
Convertible Preferred Stocks (0.5%)
Communication Services (0.5%):
Alphabet, Inc., Series B, 6.25% ............................................. 17,788 893
Total Convertible Preferred Stocks (Cost $849)
a
a
a
893
Principal Amount
(000)
Equity Linked Notes (57.6%)
Communication Services (2.0%):
JPMorgan Structured Products BV (Spotify Technology SA), 16.32%, 4/7/27 ............ $ 2 733
Netflix, Inc. (Netflix, Inc.), 12.01%, 2/1/27 ..................................... 13 1,002
The Toronto-Dominion Bank (Reddit, Inc.), 20.39%, 4/1/27 ........................ 9 1,303
Wells Fargo Bank NA (Pinterest, Inc.), 15.18%, 10/13/26 .......................... 14 347
Wells Fargo Bank NA (Stubhub Holdings, Inc.), 34.45%, 10/16/26 .................... 4 42
3,427
Consumer Discretionary (9.3%):
Bank of Montreal (Carter's, Inc.), 19.93%, 5/17/27(d) ............................. 32 1,219
BNP Paribas Issuance BV (On Holding AG), 16.23%, 12/17/26 ...................... 15 603
BNP Paribas Issuance BV (Victoria's Secret & Co.), 21.64%, 1/22/27(d) ................ 18 1,209
BNP Paribas Issuance BV (YETI Holdings, Inc.), 15.32%, 8/3/26, MTN(d) ............. 28 1,187
BNP Paribas SA (Dick'S Sporting Goods, Inc.), 16.38%, 8/5/27 ...................... 6 1,213
Canadian Imperial Bank of Commerce (First Watch Restaurant Group, Inc.), 17.00%, 12/10/26 60 852
Canadian Imperial Bank of Commerce (Mobileye Global, Inc.), 19.50%, 12/4/26 ......... 129 1,104
Citigroup Global Markets Holdings, Inc. (Kura Sushi USA, Inc.), 15.71%, 12/10/26(d) ..... 15 695
Draftkings, Inc. (DraftKings, Inc.), 18.85%, 2/1/27 ............................... 36 920
Goldman Sachs Bank USA (Five Below, Inc.), 15.23%, 10/22/26 ..................... 7 1,197
JPMorgan Chase & Co. (DraftKings, Inc.), 16.16%, 8/5/27 ......................... 14 337
JPMorgan Structured Products BV (Crocs, Inc.), 14.76%, 8/6/26 ..................... 10 1,167
Merrill Lynch BV (Aritzia, Inc.), 15.80%, 8/5/27 ................................ 13 1,246
Royal Bank of Canada (DoorDash, Inc.), 16.57%, 6/15/27(d) ........................ 8 1,318
Societe Generale SA (Etsy, Inc.), 19.03%, 6/4/27 ................................ 19 1,294
15,561
Consumer Staples (4.1%):
BNP Paribas Issuance BV (elf Beauty, Inc.), 19.82%, 3/19/27 ....................... 16 1,251
BNP Paribas Issuance BV (Vita Coco Co., Inc.), 20.24%, 9/23/26 .................... 14 837
BNP Paribas SA (Sprouts Farmers Market, Inc.), 17.08%, 8/10/27 .................... 5 401
Citigroup Global Markets Holdings, Inc. (Sprouts Farmers Market, Inc.), 17.00%, 7/8/27 .... 14 1,250
The Toronto-Dominion Bank (Celsius Holdings, Inc.)
19.29%, 10/9/26 .................................................... 13 415
19.81%, 12/15/26 ................................................... 26 834
Wells Fargo Bank NA (Maplebear, Inc.), 17.24%, 6/4/27 ........................... 30 1,281
Wells Fargo Bank NA (Simply Good Foods Co.), 12.83%, 1/27/27 .................... 54 606
6,875
Energy (2.8%):
Bank of Montreal (Cameco Corp.), 19.85%, 3/2/27 ............................... 9 867
Canadian Imperial Bank of Commerce (Cameco Corp.), 19.25%, 11/19/26 .............. 15 1,327
Goldman Sachs Bank USA (APA Corp.), 17.56%, 3/16/27 .......................... 35 1,187

Victory Portfolios IV
Victory Pioneer Equity Premium Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
JPMorgan Structured Products BV (Energy Fuels, Inc.), 22.50%, 8/21/26 ............... $ 69 $ 768
Royal Bank of Canada (Ovintiv, Inc.), 13.39%, 9/18/26(d) .......................... 10 472
4,621
Financials (1.4%):
HSBC Bank PLC (Affirm Holdings, Inc.), 20.70%, 1/26/27 ......................... 16 1,115
Royal Bank of Canada (PayPal Holdings, Inc.), 14.42%, 11/12/26(d) .................. 3 179
Wells Fargo Bank NA (Toast, Inc.), 16.63%, 1/26/27 .............................. 32 1,035
2,329
Health Care (1.8%):
Bank of Montreal (Dentsply Sirona, Inc.), 21.40%, 7/20/27(d) ....................... 42 538
HSBC Bank PLC (Humana, Inc.), 13.62%, 8/10/26 ............................... 3 777
Merrill Lynch BV (Newamsterdam Pharma Co. NV), 22.23%, 5/28/27 ................. 47 1,196
Mizuho Markets Cayman LP (New Amsterdam Pharma Co. NV), 19.56%, 10/20/26 ....... 5 128
Wells Fargo Bank NA (Phreesia, Inc.), 15.91%, 8/21/26 ........................... 37 403
3,042
Industrials (8.5%):
BNP Paribas SA (Modine Manufacturing Co.), 24.04%, 7/9/27 ...................... 5 1,088
Canadian Imperial Bank of Commerce (Regal Rexnord Corp.), 18.60%, 6/8/27 ........... 4 820
Canadian Imperial Bank of Commerce (Sunbelt Rentals Holdings, Inc.), 17.96%, 7/14/27 ... 16 1,185
Canadian Imperial Bank of Commerce (Trex Co., Inc.), 16.20%, 1/26/27 ............... 27 1,143
Citigroup Global Markets Holdings, Inc. (Alaska Airlines Pass Through Trust), 21.27%,
5/6/27(d) ......................................................... 19 826
HSBC Bank PLC (AeroVironment, Inc.), 18.50%, 9/8/26 .......................... 4 545
JP Morgan Ktos (Kratos Defense & Security Solutions, Inc.), 19.88%, 9/8/26 ............ 13 616
JPMorgan Structured Products BV (Generac Holdings, Inc.), 15.05%, 2/22/27 ........... 4 715
JPMorgan Structured Products BV (Lyft, Inc.), 18.79%, 9/4/26 ...................... 62 957
JPMorgan Structured Products BV (MasTe, Inc.), 15.42%, 10/26/26 ................... 1 180
Mizuho Markets Cayman LP (Forgent Power Solutions, Inc.), 18.13%, 4/23/27 ........... 23 719
Mizuho Markets Cayman LP (Regal Rexnord Corp.), 15.64%, 12/11/26 ................ 5 802
Societe Generale SA (Fortune Brands Innovations, Inc.), 1.47%, 7/8/27 ................ 30 1,349
Societe Generale SA (United Airlines Holdings, Inc.), 17.45%, 6/7/27(d) ............... 11 1,282
The Toronto-Dominion Bank (Generac Holdings, Inc.), 21.57%, 8/9/27 ................ 6 1,216
Wells Fargo Bank NA (MasTe, Inc.), 14.81%, 12/11/26 ............................ 4 771
14,214
Information Technology (20.5%):
Bank of Montreal (Datadog, Inc.), 19.30%, 2/22/27 ............................... 6 835
Bank of Montreal (Qnity Electronics, Inc.), 16.22%, 2/8/27 ......................... 11 1,151
Bank of Montreal (Snowflake, Inc.), 19.47%, 6/3/27(d) ............................ 5 954
BNP Paribas Issuance BV (Broadcom, Inc.), 15.20%, 10/9/26(d) ..................... 4 1,317
BNP Paribas Issuance BV (Micron Technology, Inc.), 14.99%, 8/21/26(d) .............. 8 1,142
Citigroup Global Markets Holdings, Inc. (Okta, Inc.), 16.34%, 2/22/27(d) ............... 9 808
Citigroup Global Markets Holdings, Inc. (Ondas, Inc.), 31.46%, 5/5/27 ................ 71 629
Citigroup Global Markets Holdings, Inc. (Ralliant Corp.), 17.61%, 6/3/27 .............. 14 834
Citigroup Global Markets Holdings, Inc. (Twilio, Inc.), 16.72%, 9/24/26(d) ............. 7 802
Goldman Sachs Bank USA (Dell Technologies, Inc.), 18.50%, 4/7/27 .................. 4 839
HSBC Bank PLC (Advanced Micro Devices, Inc.), 19.49%, 10/20/26 ................. 2 411
HSBC Bank PLC (Entegris, Inc.), 19.32%, 3/2/27 ................................ 7 804
JP Morgan Amba (Ambarella, Inc.), 20.60%, 11/16/26 ............................ 13 1,210
JPMorgan Structured Products BV (Dell Technologies, Inc.), 17.27%, 10/26/26 .......... 5 818
JPMorgan Structured Products BV (Marvell Technology, Inc.), 19.01%, 1/22/27 .......... 12 1,090
JPMorgan Structured Products BV (Microchip Technology, Inc.), 16.22%, 12/17/26 ....... 11 726
JPMorgan Structured Products BV (Shopify, Inc.), 17.43%, 10/9/26 ................... 5 628
Merrill Lynch BV (Adobe, Inc.), 11.88%, 9/18/26 ................................ 1 308
Merrill Lynch BV (Qualcomm, Inc.), 21.60%, 7/9/27 ............................. 7 1,106
Merrill Lynch International & Co. CV (First Solar, Inc.), 16.60%, 3/19/27 .............. 6 1,260
Mizuho Market Cayman LP (Qualcomm, Inc.), 17.11%, 8/5/27 ...................... 3 457
Mizuho Markets Cayman LP (Advanced Micro Devices, Inc.), 18.09%, 10/16/26 ......... 2 394
Mizuho Markets Cayman LP (Applied Materials, Inc.), 17.01%, 2/8/27 ................ 3 1,190
Mizuho Markets Cayman LP (Everpure, Inc.), 16.21%, 9/4/26 ....................... 18 1,137
Mizuho Markets Cayman LP (Nokia Oyj), 21.10%, 5/11/27 ......................... 95 971
Mizuho Markets Cayman LP (NVIDIA Corp.), 15.41%, 5/18/27 ..................... 1 227

Victory Portfolios IV
Victory Pioneer Equity Premium Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
(a) Non-income producing security.
(b) Security was fair valued using significant unobservable inputs as of July 31, 2026.
(c) The following table details the earliest acquisition date, cost, and market value of the Fund's restricted securities due to trading restrictions at July 31,
2026 (amounts in thousands):
Security Description
Principal Amount
(000)
a
Value
(000)
Mizuho Markets Cayman LP (Zscaler, Inc.), 20.07%, 9/23/26 ....................... $ 5 $ 757
Royal Bank of Canada (Broadcom, Inc.), 16.92%, 11/19/26(d) ....................... 4 1,504
Royal Bank of Canada (International Business Machines Corp.), 18.08%, 8/13/27(d) ....... 6 1,260
Royal Bank of Canada (Micron Technology, Inc.), 17.00%, 10/9/26(d) ................. 7 1,350
Societe Generale SA (Zebra Technologies Corp.), 16.09%, 6/4/27(d) .................. 5 1,249
The Toronto-Dominion Bank (Bel Fuse, Inc.), 20.27%, 9/23/26 ...................... 4 862
The Toronto-Dominion Bank (BILL Holdings, Inc.), 17.75%, 9/21/26 ................. 19 856
The Toronto-Dominion Bank (Ultra Clean Holdings, Inc.), 17.95%, 9/21/26 ............. 41 1,128
Wells Fargo Bank NA (Axcelis Technologies, Inc.), 16.95%, 8/6/26 ................... 9 771
Wells Fargo Bank NA (Intuit, Inc.), 16.36%, 4/1/27 ............................... 3 1,004
Wells Fargo Bank NA (Nvidia Corp.), 15.13%, 5/19/27 ............................ 2 392
Wells Fargo Bank NA (Ralliant Corp.), 14.70%, 3/16/27 ........................... 24 1,210
34,391
Materials (5.8%):
Bank of Montreal (James Hardie Industries PLC), 20.02%, 7/8/27(d) .................. 50 1,317
Canadian Imperial Bank of Commerce (Celanese Corp.), 21.55%, 4/22/27 .............. 12 631
Citigroup Global Markets Holdings, Inc. (Albemarle Corp.), 19.13%, 5/6/27 ............. 4 600
Citigroup Global Markets Holdings, Inc. (Almonty Industries, Inc.)
29.33%, 8/9/27 .................................................... 36 395
29.37%, 8/10/27 .................................................... 38 416
Citigroup Global Markets Holdings, Inc. (James Hardie Industries PLC), 13.37%, 9/4/26(d) .. 35 769
Goldman Sachs Bank USA (USA Rare Earth, Inc.), 43.86%, 11/6/26 .................. 35 574
HSBC Bank PLC (Barrick Mining Corp.)
15.87%, 11/2/26 .................................................... 35 1,158
16.10%, 12/4/26 .................................................... 19 719
JPMorgan Structured Products BV (B2Gold Corp.), 20.41%, 5/5/27 ................... 239 985
Royal Bank of Canada (FMC Corp.), 24.18%, 1/22/27(d) .......................... 75 922
Royal Bank of Canada (Mosaic Solar Loan Trust), 19.23%, 5/6/27(d) .................. 34 752
The Toronto-Dominion Bank (Celanese Corp.), 22.41%, 3/30/27 ..................... 10 521
9,759
Utilities (1.4%):
Goldman Sachs Bank USA (Constellation Energy Corp.), 17.73%, 4/1/27 ............... 5 1,235
Goldman Sachs Bank USA (Ormat Technologies, Inc.), 14.03%, 7/19/27 ............... 11 1,158
2,393
Total Equity Linked Notes (Cost $101,081)
a
a
a
96,612
Convertible Corporate Bonds (0.0%)
Sovereign Bond (0.0%):
Russian Federal Bond - OFZ, 0.00%, 2/3/27(b)(c)(e) .............................. 230,742 —
Total Convertible Corporate Bonds (Cost $3,127)
a
a
a
—
Short-Term Investments (2.8%)
a a a a
U.S. Treasury Obligations (2.8%):
U.S. Treasury Bills, 0.90%, 8/4/26(f) ......................................... 4,620 4,620
Total Short-Term Investments (Cost $4,618)
a
a
a
4,620
Total Investments (Cost $167,586) — 101.5% 170,045
Liabilities in excess of other assets —  (1.5)% (2,439)
NET ASSETS - 100.00% $ 167,606
At July 31, 2026, the Fund's investments in foreign securities were 52.1% of net assets.
Security Name Acquisition Date Cost Value
LUKOIL PJSC ..................................................... 8/11/21 $ 3,941 $ —

Victory Portfolios IV
Victory Pioneer Equity Premium Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
(d) Rule 144A security or other security that is restricted as to resale to institutional investors. As of July 31, 2026, the fair value of these securities was
$26,916 (thousands) and amounted to 16.1% of net assets.
(e) Currently the issuer is in default with respect to interest and/or principal payments.
(f) Rate represents the effective yield at July 31, 2026.
Security Name Acquisition Date Cost Value
Magnit PJSC ...................................................... 12/1/21 $ 1,792 $ —
Russian Federal Bond - OFZ ........................................... 10/7/20 3,127 —
Total (–% of net assets) $8,860 $—
ADR
—
American Depositary Receipt
GDR
—
Global Depositary Receipt
LP
—
Limited Partnership
MTN
—
Medium Term Note
PLC
—
Public Limited Company

Schedule of Portfolio Investments
July 31, 2026
Victory Portfolios IV
Victory Pioneer High Yield Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Collateralized Mortgage Obligations (0.0%)(a)
Private CMO Floating (0.0%):(a)
DSLA Mortgage Loan Trust , Series 2005-AR6 , Class 2A1C , 4 .62% ( TSFR1M + 95 bps ) ,
10/19/45 , Callable 8/19/26 @ 100 (b) ..................................... $ 136 $ 157
Private CMO Other (0.0%):(a)
Global Mortgage Securitization Ltd. , Series 2004-A , Class B1 , 5 .25% , 11/25/32 , Callable
8/25/26 @ 100 (c) ................................................... 126 45
Total Collateralized Mortgage Obligations (Cost $128)
a
a
a
202
Shares
Common Stocks (0.9%)
Communication Services (0.2%):
Altice France SA (d) ..................................................... 45,018 877
Altice Luxembourg (d) ................................................... 2,845 44
921
Consumer Discretionary (0.0%):(a)
Desarrolladora Homex SAB de CV (d) (e) ...................................... 1,443,476 — (f)
Energy (0.0%):(a)
Amplify Energy Corp. (d) ................................................. 48 — (f)
Financials (0.0%):
Unifin Financiera SAB de CV (d) (e) .......................................... 138,656 —
Health Care (0.0%):(a)
Option Care Health, Inc. (d) ................................................ 1,068 25
Industrials (0.7%):
Atento Luxco 1 SA (d) (e) ................................................. 191,704,660 1,214
Grupo Aeromexico SAB de CV (d) ........................................... 1,266,410 1,960
3,174
Materials (0.0%):(a)
Emerald Plantation Holdings Ltd. (e) ......................................... 459,481 —
LyondellBasell Industries NV , Class A ........................................ 148 9
9
Total Common Stocks (Cost $3,752)
a
a
a
4,129
Principal Amount
(000)
Senior Secured Loans (2.4%)
Consumer Discretionary (0.9%):
River Rock Entertainment Authority, Term Loan , 12 .65% ( SOFR01M + 900 bps ) , 11/24/31 (b) . $ 4,435 4,374
Financials (0.8%):
1261229 BC Ltd., Initial Term Loan , 9 .98% ( SOFR01M + 625 bps ) , 10/8/30 (b) ............ 2,559 2,489
LC Ahab US Bidco LLC, Initial Term Loan , 6 .32% ( SOFR03M + 250 bps ) , 5/1/31 (b) ....... 1,400 1,402
3,891
Health Care (0.1%):
Endo Finance Holdings, Inc., Term Loan B , 7 .48% ( SOFR01M + 375 bps ) , 4/23/31 (b) ....... 644 645
Materials (0.4%):
Worthington Steel, Inc., Initial Term Loan , 7 .73% ( SOFR01M + 400 bps ) , 6/1/33 (b) ........ 1,720 1,729
Utilities (0.2%):
Alpha Generation LLC, Initial Term B Loan , 5 .48% ( SOFR01M + 175 bps ) , 9/30/31 (b) ...... 1,110 1,107
Total Senior Secured Loans (Cost $11,667)
a
a
a
11,746
Corporate Bonds (73.2%)
Communication Services (7.8%):
APLD ComputeCo 2 LLC , 6 .75% , 3/15/31 , Callable 3/15/28 @ 103.38 (c) .............. 1,290 1,261
CCO Holdings LLC/CCO Holdings Capital Corp. , 4 .50% , 6/1/33 , Callable 6/1/27 @ 102.25 (c) 8,849 7,529

Victory Portfolios IV
Victory Pioneer High Yield Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Clear Channel Outdoor Holdings, Inc.
7 .50% , 6/1/29 , Callable 8/31/26 @ 100 (c) ................................. $ 3,994 $ 4,000
7 .50% , 3/15/33 , Callable 9/15/28 @ 103.75 (c) .............................. 685 718
CSC Holdings LLC
5 .38% , 2/1/28 , Callable 9/5/26 @ 100 (c) .................................. 895 519
11 .75% , 1/31/29 , Callable 8/16/26 @ 105.88 (c) ............................. 385 220
4 .50% , 11/15/31 , Callable 11/15/26 @ 102.25 (c) ............................ 4,416 2,446
Gray Media, Inc.
10 .50% , 7/15/29 , Callable 8/16/26 @ 105.25 (c) ............................. 2,343 2,471
7 .25% , 8/15/33 , Callable 8/15/28 @ 103.63 (c) .............................. 1,934 1,913
Neptune BidCo US, Inc.
9 .29% , 4/15/29 , Callable 9/5/26 @ 104.65 (c) ............................... 1,456 1,484
10 .38% , 5/15/31 , Callable 11/15/27 @ 105.19 (c) ............................ 3,485 3,649
9 .50% , 2/15/33 , Callable 2/15/29 @ 104.75 (c) .............................. 1,125 1,146
Stagwell Global LLC , 5 .63% , 8/15/29 , Callable 9/5/26 @ 100 (c) ..................... 4,558 4,433
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC , 6 .00% , 1/15/30 , Callable 9/5/26
@ 101.5 (c) ....................................................... 1,500 1,431
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
8 .63% , 6/15/32 , Callable 6/15/28 @ 104.31 (c) .............................. 855 873
8 .63% , 6/15/32 , Callable 6/15/28 @ 104.31 (c) .............................. 1,430 1,460
Windstream Services LLC/Windstream Escrow Finance Corp. , 8 .25% , 10/1/31 , Callable
10/1/27 @ 104.13 (c) ................................................ 2,326 2,421
37,974
Consumer Discretionary (8.9%):
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
8 .00% , 2/15/31 , Callable 11/15/26 @ 104 (c) ................................ 855 854
8 .38% , 6/15/32 , Callable 6/15/28 @ 104.19 (c) .............................. 1,950 1,941
Beazer Homes USA, Inc. , 8 .00% , 1/15/32 , Callable 7/15/28 @ 104 (c) ................. 730 744
Champions Financing, Inc. , 8 .75% , 2/15/29 , Callable 9/5/26 @ 104.38 (c) ............... 4,208 4,164
Macy's Retail Holdings LLC
6 .13% , 3/15/32 , Callable 3/15/27 @ 103.06 (c) .............................. 3,126 3,135
7 .38% , 8/1/33 , Callable 8/1/28 @ 103.69 (c) ................................ 2,620 2,726
McGraw-Hill Education, Inc. , 8 .00% , 8/1/29 , Callable 9/5/26 @ 100 (c) ................ 4,506 4,469
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
8 .25% , 4/15/30 , Callable 4/15/27 @ 104.13 (c) .............................. 2,573 2,676
11 .88% , 4/15/31 , Callable 4/15/27 @ 105.94 (c) ............................. 1,427 1,547
Petco Health & Wellness Co., Inc. , 8 .25% , 2/1/31 , Callable 2/1/28 @ 104.13 (c) .......... 4,812 4,827
PetSmart LLC/PetSmart Finance Corp. , 7 .50% , 9/15/32 , Callable 9/15/28 @ 103.75 (c) ..... 3,600 3,638
Spectrum Brands, Inc. , 3 .88% , 3/15/31 , Callable 9/5/26 @ 101.94 (c) .................. 4,767 4,177
The Michaels Cos., Inc. , 8 .50% , 3/15/33 , Callable 3/15/29 @ 104.25 (c) ................ 5,155 5,107
Whirlpool Corp. , 7 .50% , 7/1/31 , Callable 7/1/28 @ 103.75 (c) ....................... 335 333
ZF North America Capital, Inc. , 7 .50% , 3/24/31 , Callable 1/24/31 @ 100 (c) ............. 3,154 3,176
43,514
Consumer Staples (1.5%):
Energizer Holdings, Inc.
4 .38% , 3/31/29 , Callable 9/5/26 @ 100 (c) ................................. 1,032 994
6 .00% , 9/15/33 , Callable 9/15/28 @ 103 (c) ................................ 3,155 2,990
Fiesta Purchaser, Inc.
7 .88% , 3/1/31 , Callable 3/1/27 @ 103.94 (c) ................................ 530 530
9 .63% , 9/15/32 , Callable 9/15/27 @ 104.81 (c) .............................. 3,010 2,820
7,334
Energy (12.7%):
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. , 8 .63% , 6/15/29 ,
Callable 8/16/26 @ 104.31 (c) .......................................... 4,699 4,903
CQP Holdco LP/BIP-V Chinook Holdco LLC , 7 .50% , 12/15/33 , Callable 12/15/28 @
103.75 (c) ......................................................... 4,315 4,522
Delek Logistics Partners LP/Delek Logistics Finance Corp.
8 .63% , 3/15/29 , Callable 8/16/26 @ 104.31 (c) .............................. 2,227 2,311
7 .38% , 6/30/33 , Callable 6/30/28 @ 103.69 (c) .............................. 2,380 2,434
6 .88% , 6/1/34 , Callable 6/1/29 @ 103.44 (c) ................................ 1,200 1,206
Enerflex, Inc. , 6 .88% , 1/15/31 , Callable 1/15/28 @ 103.44 (c) ........................ 1,180 1,199

Victory Portfolios IV
Victory Pioneer High Yield Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Energy Transfer LP
7 .13% ( H15T5Y + 531 bps ) , Callable 5/15/30 @ 100 (b) (g) ...................... $ 2,927 $ 3,004
6 .70% ( H15T5Y + 222 bps ) , 1/15/57 , Callable 10/15/36 @ 100 (b) ................. 390 384
Harvest Midstream I LP , 6 .75% , 5/15/34 , Callable 5/15/29 @ 103.38 (c) ................ 2,404 2,414
Hilcorp Energy I LP/Hilcorp Finance Co.
6 .25% , 4/15/32 , Callable 5/15/27 @ 103.13 (c) .............................. 2,156 2,093
7 .25% , 2/15/35 , Callable 2/15/30 @ 103.63 (c) .............................. 3,108 3,083
Kodiak Gas Services LLC , 5 .88% , 4/1/31 , Callable 4/1/28 @ 102.94 (c) ................ 2,952 2,919
Kraken Oil & Gas Partners LLC
7 .63% , 8/15/29 , Callable 9/5/26 @ 103.81 (c) ............................... 5,348 5,400
7 .13% , 5/15/31 , Callable 5/15/28 @ 103.56 (c) .............................. 1,435 1,415
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. , 6 .63% , 8/15/34 ,
Callable 8/15/29 @ 103.31 (c) .......................................... 775 775
Summit Midstream Holdings LLC , 8 .63% , 10/31/29 , Callable 9/5/26 @ 104.31 (c) ........ 4,771 4,955
USA Compression Partners LP/USA Compression Finance Corp.
7 .13% , 3/15/29 , Callable 9/5/26 @ 103.56 (c) ............................... 3,953 4,038
6 .25% , 10/1/33 , Callable 10/1/28 @ 103.13 (c) .............................. 1,254 1,234
Venture Global Calcasieu Pass LLC , 6 .00% , 5/1/36 , Callable 11/1/35 @ 100 (c) ........... 1,500 1,482
Venture Global Plaquemines LNG LLC
6 .13% , 12/15/30 , Callable 9/15/30 @ 100 (c) ............................... 1,515 1,539
7 .50% , 5/1/33 , Callable 12/1/32 @ 100 (c) ................................. 1,140 1,237
6 .50% , 1/15/34 , Callable 7/15/33 @ 100 (c) ................................ 1,280 1,321
6 .75% , 1/15/36 , Callable 7/15/35 @ 100 (c) ................................ 2,501 2,618
Wildfire Intermediate Holdings LLC , 7 .50% , 10/15/29 , Callable 10/15/26 @ 103.75 (c) ..... 5,024 5,176
61,662
Financials (11.0%):
Ally Financial, Inc. , 6 .18% ( SOFR + 229 bps ) , 7/26/35 , Callable 7/26/34 @ 100 (b) ......... 6,033 6,054
Asurion LLC/Asurion Co-Issuer, Inc. , 8 .38% , 2/1/34 , Callable 2/1/29 @ 104.19 (c) ........ 1,620 1,476
Freedom Mortgage Corp.
6 .63% , 1/15/27 , Callable 8/21/26 @ 100 (c) ................................ 250 250
12 .25% , 10/1/30 , Callable 10/1/26 @ 106.13 (c) ............................. 3,363 3,603
Freedom Mortgage Holdings LLC
9 .25% , 2/1/29 , Callable 9/5/26 @ 104.63 (c) ................................ 1,390 1,429
9 .13% , 5/15/31 , Callable 5/15/27 @ 104.56 (c) .............................. 1,040 1,066
8 .38% , 4/1/32 , Callable 4/1/28 @ 104.19 (c) ................................ 215 216
FS KKR Capital Corp. , 7 .50% , 8/1/31 , Callable 5/1/31 @ 100 ....................... 1,335 1,337
HUT 8 DC LLC , 6 .19% , 11/15/42 , Callable 5/15/42 @ 100 (c) ....................... 945 919
ION Platform Finance US, Inc./ION Platform Finance SARL
9 .50% , 5/30/29 , Callable 9/5/26 @ 104.75 (c) ............................... 1,559 1,475
9 .00% , 8/1/29 , Callable 9/5/26 @ 104.5 (c) ................................. 2,992 2,789
LFS Topco LLC , 8 .75% , 7/15/30 , Callable 7/15/27 @ 104.38 (c) ..................... 4,262 4,253
OneMain Finance Corp.
6 .13% , 5/15/30 , Callable 11/15/29 @ 100 .................................. 695 691
6 .50% , 3/15/33 , Callable 9/15/28 @ 103.25 ................................ 3,047 2,975
6 .75% , 9/15/33 , Callable 12/15/28 @ 103.38 ............................... 1,220 1,200
Provident Funding Associates LP/PFG Finance Corp. , 9 .75% , 9/15/29 , Callable 9/15/26 @
104.88 (c) ......................................................... 4,315 4,455
Starwood Property Trust, Inc.
5 .25% , 10/15/28 , Callable 7/15/28 @ 100 (c) ............................... 965 956
5 .88% , 8/15/29 , Callable 5/15/29 @ 100 (c) ................................ 340 341
6 .13% , 6/1/31 , Callable 12/1/30 @ 100 (c) ................................. 1,005 1,003
Stonebriar ABF Issuer LLC , 8 .13% , 12/15/30 , Callable 12/15/27 @ 104.06 (c) ............ 2,050 2,134
UWM Holdings LLC , 6 .25% , 3/15/31 , Callable 3/15/28 @ 103.13 (c) .................. 5,040 4,497
Velocity Vehicle Group LLC , 8 .00% , 6/1/29 , Callable 9/5/26 @ 104 (c) ................. 5,741 5,690
Voyager Parent LLC , 9 .25% , 7/1/32 , Callable 7/1/28 @ 104.63 (c) .................... 3,621 3,847
WS Escrow LLC , 7 .75% , 6/1/33 , Callable 6/1/29 @ 103.88 (c) ....................... 720 745
53,401
Health Care (8.9%):
AdaptHealth LLC , 5 .13% , 3/1/30 , Callable 8/16/26 @ 101.28 (c) ..................... 6,456 6,225
CVS Health Corp. , 7 .00% ( H15T5Y + 289 bps ) , 3/10/55 , Callable 12/10/29 @ 100 (b) ....... 1,650 1,699
DaVita, Inc. , 6 .75% , 7/15/33 , Callable 7/15/28 @ 103.38 (c) ......................... 4,805 4,926
DENTSPLY SIRONA, Inc. , 8 .38% ( H15T5Y + 438 bps ) , 9/12/55 , Callable 6/12/30 @ 100 (b) . 2,348 2,342

Victory Portfolios IV
Victory Pioneer High Yield Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Encompass Health Corp. , 5 .88% , 6/1/34 , Callable 6/1/29 @ 102.94 (c) ................. $ 975 $ 965
Gaia Purchaser, Inc. , 7 .63% , 7/15/33 , Callable 7/15/29 @ 103.81 (c) ................... 2,050 2,056
Meridian ARC Holdco LLC , 6 .25% , 4/30/31 , Callable 4/30/28 @ 103.13 (c) ............. 2,456 2,360
Organon & Co./Organon Foreign Debt Co-Issuer BV , 5 .13% , 4/30/31 , Callable 9/5/26 @
102.56 (c) ......................................................... 5,015 4,964
Prime Healthcare Services, Inc. , 9 .38% , 9/1/29 , Callable 9/5/26 @ 104.69 (c) ............ 5,939 6,192
SCIL IV LLC/SCIL USA Holdings LLC , 9 .50% , 7/15/28 , Callable 9/8/26 @ 102.38 (c) ..... 1,855 2,205
Sotera Health Holdings LLC , 7 .38% , 6/1/31 , Callable 6/1/27 @ 103.69 (c) .............. 3,300 3,418
Tricida, Inc.
5/15/27 (e) (h) (i) .................................................... 2,645 — (f)
5/15/27 (e) (i) ...................................................... 2,645 — (f)
U.S. Acute Care Solutions LLC , 9 .75% , 5/15/29 , Callable 9/5/26 @ 104.88 (c) ........... 6,272 5,846
43,198
Industrials (7.4%):
Allied Universal Holdco LLC , 7 .88% , 2/15/31 , Callable 2/15/27 @ 103.94 (c) ............ 3,406 3,536
Allied Universal Holdco LLC/Allied Universal Finance Corp. , 6 .00% , 6/1/29 , Callable 9/5/26
@ 100 (c) ......................................................... 590 585
Carriage Purchaser, Inc. , 7 .88% , 10/15/29 , Callable 9/5/26 @ 101.97 (c) ................ 2,780 2,748
Core & Main LP , 6 .00% , 7/1/34 , Callable 7/1/29 @ 103 (c) ......................... 505 502
EquipmentShare.com, Inc. , 7 .13% , 7/1/34 , Callable 7/1/29 @ 103.56 (c) ................ 2,140 2,044
Goat Holdco LLC , 6 .75% , 2/1/32 , Callable 2/1/28 @ 103.38 (c) ...................... 4,916 4,995
Herc Holdings, Inc.
7 .00% , 6/15/30 , Callable 6/15/27 @ 103.5 (c) ............................... 530 547
5 .75% , 3/15/31 , Callable 3/15/28 @ 102.88 (c) .............................. 385 381
7 .25% , 6/15/33 , Callable 6/15/28 @ 103.63 (c) .............................. 800 826
6 .00% , 3/15/34 , Callable 3/15/29 @ 103 (c) ................................ 3,015 2,956
KBR, Inc. , 4 .75% , 9/30/28 , Callable 8/16/26 @ 100 (c) ............................ 3,085 3,036
OneSky Flight LLC , 8 .88% , 12/15/29 , Callable 12/15/26 @ 104.44 (c) ................. 2,885 3,033
QXO Building Products, Inc.
6 .50% , 7/15/31 , Callable 7/15/28 @ 103.25 (c) .............................. 355 356
6 .88% , 7/15/34 , Callable 7/15/29 @ 103.44 (c) .............................. 360 361
The ADT Security Corp. , 5 .88% , 10/15/33 , Callable 10/15/32 @ 100 (c) ................ 2,491 2,415
Trinity Industries, Inc. , 7 .75% , 7/15/28 , Callable 8/16/26 @ 101.94 (c) ................. 5,645 5,761
United Airlines Holdings, Inc. , 5 .38% , 3/1/31 , Callable 9/1/30 @ 100 .................. 1,975 1,949
36,031
Information Technology (2.1%):
Core Scientific Finance I LLC , 7 .75% , 5/15/31 , Callable 5/15/28 @ 103.88 (c) ........... 2,421 2,371
CoreWeave, Inc. , 9 .00% , 2/1/31 , Callable 2/1/28 @ 104.5 (c) ........................ 2,460 2,221
NCR Voyix Corp. , 5 .00% , 10/1/28 , Callable 9/5/26 @ 100 (c) ........................ 1,599 1,549
Oracle Corp.
6 .70% , 2/4/56 , Callable 8/4/55 @ 100 .................................... 1,620 1,428
6 .85% , 2/4/66 , Callable 8/4/65 @ 100 .................................... 3,143 2,765
10,334
Materials (5.4%):
ARC Falcon I, Inc./Arclin USA LLC/New Arclin US Holding Corp. , 9 .75% , 3/1/33 , Callable
3/1/29 @ 104.88 (c) ................................................. 6,242 5,877
Celanese US Holdings LLC , 7 .70% , 11/15/33 , Callable 8/15/33 @ 100 ................. 2,236 2,367
Clearwater Paper Corp. , 4 .75% , 8/15/28 , Callable 8/21/26 @ 100 (c) ................... 3,283 2,897
Cleveland-Cliffs, Inc.
7 .50% , 9/15/31 , Callable 3/15/28 @ 103.75 (c) .............................. 430 439
7 .00% , 3/15/32 , Callable 3/15/27 @ 103.5 (c) ............................... 2,347 2,352
7 .38% , 5/1/33 , Callable 5/1/28 @ 103.69 (c) ................................ 1,250 1,263
7 .63% , 1/15/34 , Callable 1/15/29 @ 103.81 (c) .............................. 1,000 1,012
Commercial Metals Co. , 6 .00% , 12/15/35 , Callable 12/15/30 @ 103 (c) ................ 3,031 2,979
Hybar LLC , 7 .38% , 7/1/34 , Callable 7/1/29 @ 103.69 (c) ............................ 190 191
Mativ Holdings, Inc. , 8 .00% , 10/1/29 , Callable 10/1/26 @ 104 (c) ..................... 2,558 2,532
Methanex US Operations, Inc. , 6 .25% , 3/15/32 , Callable 9/15/31 @ 100 (c) .............. 4,308 4,351
26,260
Real Estate (2.4%):
Beacon Point DC LLC , 6 .13% , 11/30/42 , Callable 5/30/42 @ 100 (c) .................. 1,300 1,248

Victory Portfolios IV
Victory Pioneer High Yield Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Kennedy-Wilson, Inc.
7 .00% , 6/1/31 , Callable 6/1/28 @ 103.5 (c) ................................. $ 950 $ 967
7 .25% , 6/1/33 , Callable 6/1/29 @ 103.63 (c) ................................ 1,525 1,544
Millrose Properties, Inc. , 6 .25% , 9/15/32 , Callable 9/15/28 @ 103.13 (c) ................ 2,545 2,543
PR RNO Property Owner 1 LLC , 6 .50% , 5/1/31 , Callable 5/1/28 @ 103.25 (c) ........... 2,780 2,618
Sopaipilla Investor LLC , 7 .53% , 11/30/48 , Callable 5/30/48 @ 100 (c) ................. 1,395 1,446
Yondr JK 1 LLC , 6 .88% , 6/30/31 , Callable 6/30/28 @ 103.44 (c) ..................... 1,400 1,333
11,699
Utilities (5.1%):
Alpha Generation LLC , 6 .25% , 1/15/34 , Callable 10/15/28 @ 103.13 (c) ................ 4,005 3,914
Leeward Renewable Energy Operations LLC , 4 .25% , 7/1/29 , Callable 9/5/26 @ 100 (c) ..... 3,207 3,044
Long Ridge Energy LLC , 8 .75% , 2/15/32 , Callable 2/15/28 @ 104.38 (c) ............... 3,265 3,380
NRG Energy, Inc.
5 .88% , 5/15/34 , Callable 5/15/29 @ 102.94 (c) .............................. 1,580 1,551
6 .00% , 1/15/36 , Callable 10/15/30 @ 103 (c) ............................... 3,505 3,429
6 .13% , 5/15/36 , Callable 5/15/31 @ 103.06 (c) .............................. 2,053 2,026
Talen Energy Supply LLC
6 .38% , 5/1/33 , Callable 5/1/29 @ 103.19 (c) ................................ 1,505 1,482
6 .25% , 2/1/34 , Callable 10/15/28 @ 103.13 (c) .............................. 1,670 1,638
6 .50% , 2/1/36 , Callable 10/15/30 @ 103.25 (c) .............................. 1,670 1,649
The AES Corp. , 6 .95% ( H15T5Y + 289 bps ) , 7/15/55 , Callable 4/15/30 @ 100 (b) .......... 2,566 2,520
24,633
Total Corporate Bonds (Cost $357,873)
a
a
a
356,040
Yankee Dollars (16.9%)
Communication Services (0.9%):
VZ Secured Financing BV
5 .00% , 1/15/32 , Callable 1/15/27 @ 102.5 (c) ............................... 2,995 2,456
7 .50% , 1/15/33 , Callable 10/15/28 @ 103.75 (c) ............................. 2,320 2,082
4,538
Consumer Discretionary (1.0%):
Brightstar Lottery PLC/Brightstar Global Solutions Corp. , 5 .75% , 1/15/33 , Callable 12/15/28
@ 102.88 (c) ...................................................... 4,975 4,801
Energy (2.4%):
Borr IHC Ltd./Borr Finance LLC
8 .75% , 1/15/32 , Callable 7/15/28 @ 104.38 (c) .............................. 450 440
9 .00% , 1/15/34 , Callable 7/15/29 @ 104.5 (c) ............................... 4,045 3,962
Credito Real SAB de CV Sofom ER , 8 .00% , 1/25/27 (i) ............................ 700 — (f)
Seadrill Finance Ltd. , 6 .75% , 7/15/34 , Callable 7/15/29 @ 103.38 (c) .................. 3,007 2,895
Transocean International Ltd.
8 .25% , 5/15/29 , Callable 8/16/26 @ 104.13 (c) .............................. 1,110 1,145
8 .75% , 2/15/30 , Callable 9/5/26 @ 104.38 (c) ............................... 1,197 1,243
8 .50% , 5/15/31 , Callable 5/15/27 @ 104.25 (c) .............................. 1,110 1,158
7 .88% , 10/15/32 , Callable 10/15/28 @ 103.94 (c) ............................ 495 516
11,359
Financials (2.9%):
Banco Santander SA , 7 .25% ( H15T5Y + 284 bps ) , Callable 12/3/35 @ 100 (b) (g) .......... 1,000 1,003
Efesto Bidco SpA Efesto US LLC , 7 .50% , 2/15/32 , Callable 2/15/28 @ 103.75 (c) ......... 4,030 4,075
Global Aircraft Leasing Co. Ltd. , 8 .75% , 9/1/27 , Callable 9/5/26 @ 102.19 (c) ............ 6,900 7,010
Sovcombank Via Sovcom Capital DAC
( H15T5Y + 636 bps ) , Callable 2/17/27 @ 100 (b) (e) (g) (i) (j) ...................... 1,025 —
( H15T5Y + 638 bps ) , Callable 5/6/30 @ 100 (b) (e) (g) (i) (j) ...................... 750 —
Stonepeak Motion Holdco Ltd./Stonepeak Motion Finco LLC , 6 .13% , 7/15/33 , Callable
7/15/29 @ 103.06 (c) ................................................ 2,110 2,099
Unifin Financiera SAB de CV , 0.00% , 1/27/28 (e) (i) .............................. 1,066 — (f)
14,187
Health Care (1.0%):
1261229 BC Ltd. , 10 .00% , 4/15/32 , Callable 4/15/28 @ 105 (c) ...................... 4,834 4,941

Victory Portfolios IV
Victory Pioneer High Yield Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
(a) Amount represents less than 0.05% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of July 31, 2026.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of July 31, 2026, the fair value of these securities was
$404,032 (thousands) and amounted to 83.1% of net assets.
(d) Non-income producing security.
(e) Security was fair valued using significant unobservable inputs as of July 31, 2026.
(f) Rounds to less than $1 thousand.
(g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(h) Zero-coupon bond.
(i) Currently the issuer is in default with respect to interest and/or principal payments.
(j) The following table details the earliest acquisition date, cost, and market value of the Fund's restricted securities due to trading restrictions at July 31,
2026 (amounts in thousands):
(k) Up to 10.00% of the coupon may be PIK.
(l) Rate represents the effective yield at July 31, 2026.
Security Description
Principal Amount
(000)
a
Value
(000)
Industrials (3.6%):
Atento Luxco 1 SA , 20 .00% , 11/30/29 (c) (e) (k) .................................. $ 676 $ 169
Czechoslovak Group AS , 6 .50% , 1/10/31 , Callable 7/10/27 @ 103.25 ................. 2,392 2,424
Danaos Corp. , 6 .88% , 10/15/32 , Callable 10/15/28 @ 103.44 (c) ...................... 3,899 3,983
Garda World Security Corp.
7 .75% , 2/15/28 , Callable 9/5/26 @ 101.94 (c) ............................... 1,880 1,906
6 .00% , 6/1/29 , Callable 9/5/26 @ 100 (c) .................................. 1,232 1,214
6 .50% , 1/15/31 , Callable 11/15/27 @ 103.25 (c) ............................. 410 415
8 .38% , 11/15/32 , Callable 11/15/27 @ 104.19 (c) ............................ 962 977
GFL Environmental, Inc. , 4 .38% , 8/15/29 , Callable 9/5/26 @ 100 (c) .................. 4,056 3,900
Grupo Aeromexico SAB de CV , 8 .63% , 11/15/31 , Callable 11/15/27 @ 104.31 (c) ......... 2,525 2,544
17,532
Materials (5.1%):
First Quantum Minerals Ltd.
8 .63% , 6/1/31 , Callable 8/16/26 @ 104.31 (c) ............................... 4,651 4,839
6 .38% , 2/15/36 , Callable 2/15/31 @ 103.19 (c) .............................. 2,487 2,407
IAMGOLD Corp. , 5 .75% , 10/15/28 , Callable 9/5/26 @ 101.44 (c) .................... 5,082 5,070
Maxam Prill SARL , 7 .75% , 7/15/30 , Callable 7/2/27 @ 103.88 (c) .................... 5,151 5,286
OI European Group BV , 4 .75% , 2/15/30 , Callable 9/5/26 @ 101.19 (c) ................. 2,609 2,392
Trekor Metals Ltd. , 8 .25% , 5/1/30 , Callable 11/1/26 @ 104.13 (c) ..................... 4,559 4,737
24,731
Total Yankee Dollars (Cost $85,380)
a
a
a
82,089
Short-Term Investments (4.5%)
a a a a
U.S. Treasury Obligations (4.5%):
U.S. Treasury Bills
0 .90% , 8/4/26 (l) .................................................... 12,000 11,999
3 .01% , 8/18/26 (l) ................................................... 9,911 9,896
Total U.S. Treasury Obligations 21,895
Total Short-Term Investments (Cost $21,891)
a
a
a
21,895
Total Investments (Cost $480,691) — 97.9% 476,101
Other assets in excess of liabilities —  2.1% 10,166
NET ASSETS - 100.00% $ 486,267
At July 31, 2026, the Fund's investments in foreign securities were 18.2% of net assets.
Security Name Acquisition Date Cost Value
Sovcombank Via Sovcom Capital DAC ................................... 11/10/21 $ 1,025 $ —
Sovcombank Via Sovcom Capital DAC ................................... 1/30/20 750 —
Total (–% of net assets) $1,775 $—
bps
—
Basis points
CMO
—
Collateralized Mortgage Obligations

Victory Portfolios IV
Victory Pioneer High Yield Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of July 31, 2026.
LLC
—
Limited Liability Company
LP
—
Limited Partnership
PIK
—
Payment-in-Kind
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFR01M
—
1 Month SOFR, rate disclosed as of July 31, 2026.
SOFR03M
—
3 Month SOFR, rate disclosed as of July 31, 2026.
TSFR1M
—
1 Month Term SOFR, rate disclosed as of July 31, 2026.
Forward Currency Contracts
At July 31, 2026, the Fund's open forward currency contracts were as follows:
Currency Purchased
In Exchange for
(000) Currency Sold
Deliver
(000) Counterparty
Settlement
Date
Net Unrealized
Appreciation/
(Depreciation)
(000)
European Euro 3,725 U.S. Dollar 4,266 StateStreet 10/23/26 $ 43
U.S. Dollar 7,420 European Euro 6,510 JPMorgan Chase
Bank
9/25/26 (103)
Total Net Forward Currency Contracts $ (60)
Centrally Cleared Credit Default Swap Agreements - Buy Protection(a)
Underlying Instruments
Fixed Deal
Pay Rate
Maturity
Date
Payment
Frequency
Notional
Amount
(000)(b) Value (000)
Premiums
Paid
(Received)
(000)
Unrealized
Appreciation
(Depreciation)
(000)
Markit CDX North America High Yield Index
Series 45 ........................... 5.00% 6/20/31 Quarterly $ 38,363 $ (3,117) $ (2,054) $ (1,063)
$ (3,117) $ (2,054) $ (1,063)
(a) When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b) The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

Schedule of Portfolio Investments
July 31, 2026
Victory Portfolios IV
Victory Pioneer CAT Bond Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Insurance-Linked Securities (95.6%)
Collateralized Reinsurance (11.0%):
Earthquake - California - (0.4%):
Adare Re, 2026, 12/31/31(a)(b)(c)(d) ......................................... $ 10,045 $ 10,470
Earthquake - U.S. - (0.2%):
Adare Re, 2025-2, 9/30/31(a)(b)(c)(d) ........................................ 5,030 5,411
Multiperil - Florida - (0.0%):(e)
Mangrove Re, 5/31/32(a)(b)(c)(d) ........................................... 1,000 895
Multiperil - U.S. & Canada - (1.2%):
Falkirk Re, 2026, 3/31/32(a)(b)(c)(d) ......................................... 7,500 7,361
Macclesfield Re, 6/17/27(a)(c)(d) ........................................... 20,000 20,223
Multiperil - U.S. Regional - (0.2%):
Ailsa Re, 2026, 5/31/32(b)(c)(d) ............................................ 4,966 4,779
Multiperil - Worldwide - (3.5%):
Amaranth Re, 2026, 12/31/31(a)(b)(c)(d) ...................................... 6,500 6,122
Cheltenham-PI0051 Re, 2026, 5/31/30(a)(b)(c)(d) ................................ 13,000 10,966
Dartmouth Re, 2026, 12/31/28(a)(b)(c)(d) ..................................... 1,250 1,076
Epsom Re, 2025-2, 9/30/31(a)(b)(c)(d) ........................................ 10,000 9,893
Llandudno Re, 2026, 12/31/31(a)(b)(c)(d) ..................................... 6,000 5,600
Merion Re
12/31/31(a)(b)(c)(d) ................................................ 9,250 8,860
12/31/31(a)(b)(c)(d) ................................................ 8,000 6,894
Old Head Re, 2026, 12/31/31(a)(b)(c)(d) ...................................... 5,000 4,571
Phoenix 3 Re, 2025, 1/4/39, Callable 9/5/26 @ 100(a)(b)(c)(d)(f) ..................... 5,000 5,942
Pine Valley Re, 2026, 12/31/31(a)(b)(c)(d) ..................................... 750 715
Tomtit Re, 2026, 12/31/31(a)(c)(d) .......................................... 18,250 19,507
Windstorm - Florida - (0.8%):
Ipswich-PI0057 Re, 2025, 5/31/31(a)(b)(c)(d) ................................... 4,956 279
Mangrove Re
5/31/31(a)(b)(c)(d) ................................................. 10,250 9,670
5/31/32(a)(b)(c)(d) ................................................. 10,000 9,555
Windstorm - North Carolina - (1.9%):
Mangrove Re
4/30/32(a)(c)(d) ................................................... 26,416 25,446
4/30/32(a)(c)(d) ................................................... 19,250 18,388
Windstorm - U.S. - (2.7%):
Grantham Re, 2026, 12/15/31(a)(b)(c)(d) ...................................... 16,000 15,226
Oakmont Re, 2026, 3/31/32(b)(c)(d) ......................................... 8,388 8,155
Stevenage Re, 2026, 12/15/28(a)(b)(d)(g) ...................................... 18,000 16,391
Telford Re, 2026, 12/31/28(a)(b)(c)(d) ........................................ 22,000 20,997
Windstorm - U.S. Multistate - (0.1%):
White Heron Re
5/31/31(a)(b)(c)(d) ................................................. 8,200 331
5/31/32(a)(b)(c)(d) ................................................. 3,500 3,315
257,038
Event Linked Bonds (83.8%):
Earthquake - California - (6.3%):
Matterhorn Re
7.08% (BRMMUSDF+350bps), 7/16/29, Callable 7/9/27 @ 102.35(d)(h)(i) ......... 7,750 7,738
6.08% (BRMMUSDF+250bps), 7/19/30, Callable 7/19/27 @ 102.5(d)(h)(i) ......... 6,500 6,493
Sutter Re, 2026-1 C, 7.39% (3 Month U.S. Treasury Bill+350bps), 6/7/30, Callable 6/7/28 @
101.75(d)(h)(i) ..................................................... 2,750 2,746

Victory Portfolios IV
Victory Pioneer CAT Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Torrey Pines Re
9.62% (JMMMUSTF+604bps), 6/7/27(d)(h)(i) .............................. $ 500 $ 515
10.69% (JMMMUSTF+711bps), 6/7/27(d)(h)(i) ............................. 325 334
7.33% (BRMMUSDF+402bps), 6/7/28, Callable 9/5/26 @ 102.5(d)(h)(i) ........... 8,250 8,453
8.08% (BRMMUSDF+482bps), 6/7/28, Callable 9/5/26 @ 103.5(d)(h)(i) ........... 10,750 11,005
10.08% (BRMMUSDF+643bps), 6/7/28, Callable 9/5/26 @ 103.5(d)(h)(i) .......... 6,250 6,436
6.89% (1 Month U.S. Treasury Bill+300bps), 6/7/29, Callable 6/1/27 @ 102(d)(h)(i) ... 7,850 7,890
7.64% (1 Month U.S. Treasury Bill+375bps), 6/7/29, Callable 6/1/27 @ 102(d)(h)(i) ... 4,500 4,515
9.89% (1 Month U.S. Treasury Bill+600bps), 6/7/29, Callable 6/1/27 @ 103(d)(h)(i) ... 2,500 2,555
Ursa Re
9.05% (BNMMDTSC+550bps), 12/7/26(d)(h)(i) ............................ 1,750 1,763
12.30% (BNMMDTSC+875bps), 12/7/26(d)(h)(i) ........................... 5,000 5,084
12.83% (JMMMUSTF+925bps), 12/7/26(d)(h)(i) ............................ 4,250 4,311
Ursa Re II
11.02% (MSMMUSTF+750bps), 6/7/28, Callable 6/7/27 @ 102.25(d)(h)(i) ......... 41,250 42,149
13.44% (BRMMUSDF+986bps), 6/7/28, Callable 6/7/27 @ 103(d)(h)(i) ........... 9,500 9,964
8.52% (MSMMUSTF+500bps), 12/7/29, Callable 12/7/27 @ 102.75(d)(h)(i) ........ 25,000 25,273
Earthquake - Canada - (0.5%):
Ursa Re, 2025-1 F, 11.05% (GSMMUSTI+750bps), 2/22/28, Callable 12/7/26 @ 103.5(d)(h)(i) 10,750 11,070
Earthquake - Chile - (0.1%):
Maschpark Re, 2024-1 A, 7.04% (FHMMUSTF+350bps), 1/10/28, Callable 1/10/27 @
101.5(d)(h)(i) ...................................................... 1,500 1,524
Earthquake - Europe - (0.1%):
Azzurro Re II DAC, 8.74% (EUR003M+625bps), 4/20/28(d)(h)(i) .................... 1,000 1,167
Earthquake - Israel - (0.3%):
Turris Re, 2025-1 A, 5.98% (JMMMUSTF+240bps), 1/8/29, Callable 12/1/27 @ 101.75(d)(h)
(i) .............................................................. 6,000 5,995
Earthquake - Italy - (0.1%):
Lion Re DAC, 8.45% (EUR003M+620bps), 6/15/29, Callable 1/1/27 @ 103.25(d)(h)(i) .... 1,000 1,166
Earthquake - Japan - (0.6%):
Kizuna Re III, 2026-1 A, 6.39% (3 Month U.S. Treasury Bill+250bps), 4/9/31(d)(h)(i) ...... 2,750 2,801
Nakama Re
6.24% (3 Month U.S. Treasury Bill+235bps), 4/4/29(d)(h)(i) .................... 8,000 8,041
5.99% (3 Month U.S. Treasury Bill+210bps), 4/23/30(d)(h)(i) ................... 2,000 1,997
5.99% (3 Month U.S. Treasury Bill+210bps), 4/9/31(d)(h)(i) .................... 1,750 1,748
Earthquake - Mexico - (0.1%):
International Bank for Reconstruction & Development
7.86% (SOFR+422bps), 4/24/28(d)(h)(i) .................................. 1,500 1,530
14.86% (SOFR+1122bps), 4/24/28(d)(h)(i) ................................ 500 508
Earthquake - U.S. - (3.0%):
Acorn Re
6.64% (GSMMUSTF+310bps), 11/5/27, Callable 9/5/26 @ 102.5(d)(h)(i) .......... 5,750 5,813
5.90% (GSMMUSTI+235bps), 11/7/28, Callable 11/7/26 @ 101.5(d)(h)(i) .......... 13,750 13,850
Herbie Re, 2026-1 A, 7.77% (MSMMUSTF+425bps), 1/7/30, Callable 1/7/27 @ 103(d)(h)(i) 14,000 14,071
Logistics Re, 2024-1 A, 9.38% (FHMMUSTF+584bps), 12/21/27, Callable 8/20/26 @ 102(d)
(h)(i) ............................................................ 500 511
Matterhorn Re, 2026-3 C, 7.08% (BRMMUSDF+350bps), 7/16/29, Callable 7/9/27 @
102.35(d)(h)(i) ..................................................... 5,750 5,741
Nakama Re, 2023-1 1, 6.04% (TSFR3M+250bps), 5/9/28(d)(h)(i) .................... 250 251
Veraison Re
8.29% (GSMMUSTI+474bps), 3/8/27, Callable 8/20/26 @ 102.25(d)(h)(i) .......... 2,000 2,021
7.05% (GSMMUSTI+419bps), 3/8/28, Callable 9/5/26 @ 102.75(d)(h)(i) ........... 10,500 10,585
8.55% (GSMMUSTI+615bps), 3/8/28, Callable 9/5/26 @ 104(d)(h)(i) ............. 1,250 1,266
6.45% (GSMMUSTI+290bps), 3/8/29, Callable 3/8/27 @ 102.25(d)(h)(i) ........... 7,100 7,171
7.70% (GSMMUSTI+415bps), 3/8/29, Callable 3/8/27 @ 102.25(d)(h)(i) ........... 7,850 7,850
Earthquake - U.S. & Canada - (0.4%):
3264 Re, 2025-1 B, 6.54% (FHMMUSTF+300bps), 2/7/28, Callable 2/7/27 @ 106.25(d)(h)(i) 7,000 7,043

Victory Portfolios IV
Victory Pioneer CAT Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Matterhorn Re
6.08% (BRMMUSDF+250bps), 9/22/28, Callable 9/17/26 @ 101.65(d)(h)(i) ........ $ 2,250 $ 2,251
7.33% (BRMMUSDF+375bps), 9/22/28, Callable 9/17/26 @ 102.5(d)(h)(i) ......... 750 753
Earthquake - Worldwide - (0.0%):(e)
Liongate Re DAC, 2025, 7.22% (SOFR+357bps), 4/25/28(d)(h)(i) .................... 1,000 1,006
Flood - Germany - (0.0%):(e)
Yardstick Re DAC, 4.40% (EUR003M+195bps), 7/8/30, Callable 1/1/27 @ 101.8(d)(h)(i) ... 500 576
Flood - U.S. - (0.5%):
Floodsmart Re
17.90% (FHMMUSTF+1400bps), 3/12/27(d)(h)(i) ........................... 7,750 8,000
21.17% (FHMMUSTF+1725bps), 3/12/27(d)(h)(i) ........................... 4,500 4,416
25.94% (FHMMUSTF+2240bps), 3/11/30(d)(h)(i) ........................... 150 8
Health - U.S. - (0.1%):
Vitality Re XV
6.04% (FHMMUSTF+250bps), 1/7/28(d)(h)(i) .............................. 1,000 1,007
7.04% (FHMMUSTF+350bps), 1/7/28(d)(h)(i) .............................. 500 507
Vitality Re XVI
5.27% (MSMMUSTF+175bps), 1/8/29(d)(h)(i) ............................. 750 746
5.77% (MSMMUSTF+225bps), 1/8/29(d)(h)(i) ............................. 750 748
7.27% (MSMMUSTF+375bps), 1/8/29(d)(h)(i) ............................. 2,750 2,735
Multiperil - Canada - (0.0%):(e)
MMIFS Re, 5.18% (CAONINDX+290bps), 1/10/28, Callable 9/5/26 @ 103(d)(h)(i) ....... 1,000 720
Multiperil - Europe - (0.1%):
Lion Re DAC, 2025, 7.95% (EUR003M+537bps), 6/15/29, Callable 9/5/26 @ 104.25(d)(h)(i) 1,000 1,164
Multiperil - Florida - (0.9%):
Armor Re II
8.89% (3 Month U.S. Treasury Bill+500bps), 6/7/29(d)(h)(i) .................... 5,000 4,982
18.64% (3 Month U.S. Treasury Bill+1475bps), 6/7/29(d)(h)(i) .................. 3,500 3,462
Chartwell Re
8.14% (3 Month U.S. Treasury Bill+425bps), 6/7/29(d)(h)(i) .................... 250 251
16.14% (3 Month U.S. Treasury Bill+1225bps), 6/7/29(d)(h)(i) .................. 1,000 997
Sanders Re II, 2025-2 A, 10.58% (BRMMUSDF+700bps), 6/7/28(d)(h)(i) .............. 8,250 8,408
Sanders Re III, 2026-2 A-2, 7.89% (3 Month U.S. Treasury Bill+400bps), 6/7/30(d)(h)(i) .... 1,750 1,745
Multiperil - Kyrgyzstan - (0.1%):
Asian Development Bank, 2026, 9.65% (SOFRINDX+600bps), 5/30/29(d)(h)(i) .......... 2,000 1,998
Multiperil - Massachusetts - (0.3%):
Mayflower Re, 2025-1 A, 7.04% (FHMMUSTF+350bps), 7/7/28, Callable 9/5/26 @ 102.75(d)
(h)(i) ............................................................ 7,500 7,607
Multiperil - Puerto Rico - (0.0%):(e)
Puerto Rico Parametric Re, 2024-1 A, 12.55% (GSMMUSTI+900bps), 6/7/27(d)(h)(i) ..... 500 515
Multiperil - Tajikistan - (0.1%):
Asian Development Bank, 2026, 9.65% (SOFRINDX+600bps), 5/30/29(d)(h)(i) .......... 2,000 1,998
Multiperil - Texas - (0.3%):
Handshake Re, 2025-1 A, 8.08% (JMMMUSTF+450bps), 1/8/30, Callable 1/8/27 @ 100(d)(h)
(i) .............................................................. 8,100 7,964
Multiperil - U.S. - (28.5%):
Aquila Re, 8.97% (BRMMUSDF+539bps), 6/7/27, Callable 9/5/26 @ 103(d)(h)(i) ........ 2,250 2,297
Aquila Re I
11.93% (BRMMUSDF+835bps), 6/7/27, Callable 6/5/27 @ 100(d)(h)(i) ........... 3,750 3,830
7.39% (3 Month U.S. Treasury Bill+350bps), 6/10/30, Callable 6/7/27 @ 104.5(d)(h)(i) 7,350 7,331
8.14% (3 Month U.S. Treasury Bill+425bps), 6/10/30, Callable 6/7/27 @ 104.5(d)(h)(i) 7,350 7,331
Atela Re, 2024-1 A, 17.83% (BRMMUSDF+1425bps), 5/9/27(d)(h)(i) ................. 3,000 3,151
Baldwin Re, 2023-1 A, 8.63% (BRMMUSDF+493bps), 7/7/27, Callable 9/5/26 @ 101.75(d)(h)
(i) .............................................................. 750 759
Bonanza Re
7.27% (MSMMUSTF+350bps), 12/19/27(d)(h)(i) ............................ 9,750 9,816
9.02% (MSMMUSTF+509bps), 12/19/27(d)(h)(i) ............................ 16,000 16,248

Victory Portfolios IV
Victory Pioneer CAT Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Commonwealth Re
7.33% (JMMMUSTF+375bps), 7/10/28, Callable 6/10/27 @ 101.5(d)(h)(i) ......... $ 10,000 $ 10,115
6.58% (BRMMUSDF+300bps), 7/9/29, Callable 6/9/27 @ 102.25(d)(h)(i) .......... 4,750 4,742
Finca Re, 2025-1 A, 8.83% (BRMMUSDF+525bps), 6/7/28, Callable 6/7/27 @ 101.75(d)(h)(i) 10,000 10,158
Foundation Re
9.83% (JMMMUSTF+625bps), 1/8/27, Callable 9/5/26 @ 102.5(d)(h)(i) ........... 11,955 11,997
7.08% (JMMMUSTF+350bps), 1/7/30, Callable 1/1/27 @ 102.5(d)(h)(i) ........... 60,000 61,086
Four Lakes Re
9.10% (BRMMUSDF+552bps), 1/7/27, Callable 9/5/26 @ 102.5(d)(h)(i) ........... 3,250 3,301
13.28% (BRMMUSDF+970bps), 1/7/27, Callable 9/5/26 @ 103.25(d)(h)(i) ......... 2,750 2,752
8.63% (BRMMUSDF+505bps), 1/7/28, Callable 12/31/26 @ 102(d)(h)(i) .......... 9,120 9,187
12.81% (BRMMUSDF+923bps), 1/7/28, Callable 12/31/26 @ 102.75(d)(h)(i) ....... 8,000 8,078
6.83% (BRMMUSDF+325bps), 1/8/29, Callable 12/31/27 @ 101.25(d)(h)(i) ........ 5,350 5,339
9.58% (BRMMUSDF+600bps), 1/8/29, Callable 12/31/27 @ 101.5(d)(h)(i) ......... 12,750 13,018
Fuchsia, 2024-1 A, 8.71% (FRMMUSTI+514bps), 4/6/28, Callable 9/5/26 @ 104(d)(h)(i) ... 9,000 9,106
Gateway Re, 2026-1 A, 13.58% (BRMMUSDF+1000bps), 7/6/29, Callable 6/15/27 @ 106.4(d)
(h)(i) ............................................................ 3,500 3,491
Harbor Crest Re, 2026-1 A, 8.31% (1 Month U.S. Treasury Bill+450bps), 7/22/30, Callable
7/22/27 @ 100(d)(h)(i) ............................................... 6,250 6,249
Herbie Re
26.58% (JMMMUSTF+2300bps), 1/8/27, Callable 9/5/26 @ 102.75(d)(h)(i) ........ 1,500 1,438
10.48% (JMMMUSTF+690bps), 1/7/28, Callable 1/8/27 @ 102.5(d)(h)(i) .......... 6,000 5,941
13.48% (JMMMUSTF+990bps), 1/8/28, Callable 1/8/27 @ 103.25(d)(h)(i) ......... 1,500 1,479
10.83% (JMMMUSTF+815bps), 1/8/29, Callable 12/31/27 @ 102(d)(h)(i) .......... 5,000 5,023
14.33% (JMMMUSTF+1165bps), 1/8/29, Callable 12/31/27 @ 105.5(d)(h)(i) ........ 2,000 2,019
High Point Re, 2023-1, 9.22% (BRMMUSDF+549bps), 1/6/27, Callable 9/5/26 @ 102.25(d)
(h)(i) ............................................................ 1,500 1,500
Hypatia Re, 2025-1 A, 12.05% (BNMMDTSC+920bps), 7/5/28, Callable 7/27/27 @ 102.25(d)
(h)(i) ............................................................ 3,500 3,619
Long Point Re IV, 2026-1 A, 7.39% (1 Month U.S. Treasury Bill+350bps), 6/3/30, Callable
9/5/26 @ 103.25(d)(h)(i) ............................................. 17,600 17,565
Matterhorn Re
15.33% (BRMMUSDF+1175bps), 2/16/29, Callable 2/10/27 @ 105.9(d)(h)(i) ....... 10,250 10,161
18.58% (BRMMUSDF+1500bps), 2/16/29, Callable 2/10/27 @ 107.5(d)(h)(i) ....... 1,000 966
Merna Re
11.33% (JMMMUSTF+775bps), 7/7/28(d)(h)(i) ............................. 16,500 17,571
10.14% (3 Month U.S. Treasury Bill+625bps), 7/9/29(d)(h)(i) ................... 37,900 39,386
13.14% (3 Month U.S. Treasury Bill+925bps), 7/9/29(d)(h)(i) ................... 41,000 42,324
Merna Re Companywide, 2025-3 A, 10.58% (JMMMUSTF+700bps), 7/7/28(d)(h)(i) ...... 28,250 28,968
Merna Re II
11.02% (GSMMUSTI+747bps), 7/7/27(d)(h)(i) ............................. 1,275 1,316
12.04% (GSMMUSTI+849bps), 7/7/27(d)(h)(i) ............................. 5,000 5,195
Mountain Re, 2026-1 A, 10.80% (BNMMDTSC+725bps), 6/7/29, Callable 6/7/27 @ 105.5(d)
(h)(i) ............................................................ 500 499
Mystic Re IV
15.55% (GSMMUSTI+1285bps), 1/8/27(d)(h)(i) ............................ 19,950 20,028
8.45% (GSMMUSTI+490bps), 1/10/28(d)(h)(i) ............................. 5,000 4,992
13.21% (GSMMUSTI+966bps), 1/10/28(d)(h)(i) ............................ 1,750 1,740
17.68% (GSMMUSTI+1413bps), 1/10/28(d)(h)(i) ........................... 750 704
One Shield Re, 2026-1 A, 11.58% (BRMMUSDF+800bps), 4/27/29, Callable 6/13/27 @
105.5(d)(h)(i) ...................................................... 4,000 3,966
Residential Re
9.58% (JMMMUSTF+600bps), 12/6/27(d)(h)(i) ............................. 3,125 3,249
8.87% (JMMMUSTF+529bps), 12/6/28(d)(h)(i) ............................. 5,000 5,095
10.71% (JMMMUSTF+713bps), 12/6/28(d)(h)(i) ............................ 9,500 9,665
16.30% (GSMMUSTI+1275bps), 12/6/28(d)(h)(i) ........................... 8,000 8,289
6.83% (JMMMUSTF+325bps), 12/6/29(d)(h)(i) ............................. 30,000 30,018
13.80% (GSMMUSTI+1025bps), 12/6/29(d)(h)(i) ........................... 27,500 26,986
9.33% (JMMMUSTF+575bps), 6/6/30(d)(h)(i) .............................. 21,000 20,954

Victory Portfolios IV
Victory Pioneer CAT Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Sanders Re II
7.55% (GSMMUSTI+400bps), 4/7/28(d)(h)(i) .............................. $ 2,250 $ 2,279
8.05% (GSMMUSTI+450bps), 4/7/28(d)(h)(i) .............................. 4,750 4,831
7.57% (BRMMUSDF+399bps), 4/7/29(d)(h)(i) ............................. 12,575 12,678
8.94% (BRMMUSDF+536bps), 4/7/29(d)(h)(i) ............................. 18,000 18,250
7.80% (GSMMUSTI+425bps), 4/8/30(d)(h)(i) .............................. 1,500 1,564
8.30% (GSMMUSTI+475bps), 4/8/30(d)(h)(i) .............................. 5,250 5,512
Sanders Re III
9.05% (BRMMUSDF+547bps), 4/7/27(d)(h)(i) ............................. 700 707
9.14% (BRMMUSDF+556bps), 4/7/28(d)(h)(i) ............................. 7,750 8,029
8.89% (3 Month U.S. Treasury Bill+500bps), 4/8/30(d)(h)(i) .................... 11,000 11,035
8.89% (3 Month U.S. Treasury Bill+500bps), 4/7/31(d)(h)(i) .................... 15,000 15,105
Sanders Re IV
7.07% (HSMMUSTF+350bps), 4/8/30(d)(h)(i) .............................. 4,750 4,752
7.07% (HSMMUSTF+350bps), 4/7/31(d)(h)(i) .............................. 5,500 5,511
Skyline Re II, 2025-1 A, 7.39% (1 Month U.S. Treasury Bill+350bps), 1/7/30, Callable 1/7/27
@ 103.25(d)(h)(i) ................................................... 20,000 20,300
Solomon Re, 2026-1 B, 11.30% (GSMMUSTI+775bps), 6/7/29(d)(h)(i) ................ 1,750 1,744
Topanga Re
8.33% (JMMMUSTF+475bps), 1/7/30, Callable 1/1/28 @ 103.15(d)(h)(i) .......... 10,500 10,655
9.33% (JMMMUSTF+575bps), 1/7/30, Callable 1/1/28 @ 104.15(d)(h)(i) .......... 8,750 8,744
Tranquil Re - Arthur Re, 2026-1 A, 15.89% (Treasury Bill+1200bps), 7/7/28(d)(h)(i) ....... 5,000 5,062
Turicum Re, 2026-1 A, 19.33% (JMMMUSTF+1575bps), 4/9/29, Callable 4/9/27 @ 108.75(d)
(h)(i) ............................................................ 5,500 5,522
Yosemite Re, 2025-1 A, 10.80% (GSMMUSTI+736bps), 6/7/28, Callable 9/5/26 @ 104.75(d)
(h)(i) ............................................................ 1,000 1,039
Multiperil - U.S. & Canada - (14.1%):
3264 Re
11.05% (GSMMUSTI+750bps), 6/8/28(d)(h)(i) ............................. 7,500 7,594
9.55% (GSMMUSTI+600bps), 1/8/29, Callable 1/7/27 @ 102(d)(h)(i) ............. 12,000 12,098
10.05% (GSMMUSTI+650bps), 1/8/29, Callable 1/7/27 @ 102(d)(h)(i) ............ 14,000 13,898
Ashera Re, 2024-1 A, 8.79% (GSMMUSTI+524bps), 4/7/27(d)(h)(i) .................. 5,750 5,772
Atlas Re, 2024-1 A, 15.86% (SOFR+1342bps), 6/8/27(d)(h)(i) ....................... 3,000 3,210
Bridge Street Re, 2025-1 A, 7.58% (JMMMUSTF+400bps), 1/7/28, Callable 9/5/26 @
102.75(d)(h)(i) ..................................................... 12,250 12,301
Fuchsia, 2025-1 A, 6.82% (FRMMUSTF+325bps), 4/6/29, Callable 4/1/27 @ 102.25(d)(h)(i) 6,750 6,677
Galileo Re
10.55% (GSMMUSTI+700bps), 1/7/28, Callable 9/5/26 @ 104.5(d)(h)(i) ........... 7,050 7,250
6.83% (JMMMUSTF+325bps), 1/8/30, Callable 1/8/27 @ 103(d)(h)(i) ............ 18,750 18,733
8.58% (JMMMUSTF+500bps), 1/8/30, Callable 1/8/27 @ 101.25(d)(h)(i) .......... 17,500 17,085
Hypatia Re, 2026-1 A, 8.55% (BNMMDTSC+500bps), 5/14/29, Callable 5/14/27 @ 102.5(d)
(h)(i) ............................................................ 8,850 8,861
Kilimanjaro II Re
9.83% (BRMMUSDF+625bps), 6/30/28(d)(h)(i) ............................ 8,250 8,553
10.83% (BRMMUSDF+725bps), 6/30/28(d)(h)(i) ............................ 4,500 4,687
7.55% (GSMMUSTI+400bps), 7/9/29, Callable 7/8/27 @ 103(d)(h)(i) ............. 10,000 10,140
10.05% (GSMMUSTI+650bps), 7/9/29, Callable 7/8/27 @ 103.5(d)(h)(i) ........... 6,750 6,859
7.55% (GSMMUSTI+400bps), 7/8/30, Callable 7/8/27 @ 104.5(d)(h)(i) ............ 14,250 14,545
10.05% (GSMMUSTI+650bps), 7/8/30, Callable 7/8/27 @ 105.25(d)(h)(i) .......... 14,750 14,906
Kilimanjaro III Re, 2026-1 D-1, 15.64% (3 Month U.S. Treasury Bill+1175bps), 7/9/29,
Callable 7/8/27 @ 103.75(d)(h)(i) ....................................... 10,500 10,529
Lapis Re, 2025-1 A, 11.39% (3 Month U.S. Treasury Bill+838bps), 1/9/29, Callable 1/9/27 @
104.5(d)(h)(i) ...................................................... 2,500 2,530
Mona Lisa Re
13.33% (BRMMUSDF+975bps), 6/25/27(d)(h)(i) ............................ 6,500 6,706
15.58% (BRMMUSDF+1200bps), 1/8/30, Callable 1/28/27 @ 108.25(d)(h)(i) ....... 15,000 15,086
9.08% (BRMMUSDF+550bps), 1/8/31, Callable 1/7/28 @ 104.25(d)(h)(i) .......... 17,250 17,486
Montoya Re
8.69% (MSMMUSTF+517bps), 4/7/28, Callable 4/15/27 @ 102(d)(h)(i) ........... 5,750 5,699
8.83% (JMMMUSTF+525bps), 4/9/30, Callable 4/15/27 @ 104.5(d)(h)(i) .......... 19,600 19,784
Mystic Re IV
6.80% (GSMMUSTI+325bps), 1/8/29, Callable 12/1/27 @ 102(d)(h)(i) ............ 3,500 3,465
10.45% (GSMMUSTI+690bps), 1/8/29, Callable 12/1/26 @ 103(d)(h)(i) ........... 4,500 4,459

Victory Portfolios IV
Victory Pioneer CAT Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Northshore Re II, 2025-1 A, 8.58% (BRMMUSDF+500bps), 4/7/28, Callable 4/1/27 @
101.5(d)(h)(i) ...................................................... $ 19,750 $ 19,940
Ocelot Re
11.33% (BRMMUSDF+775bps), 1/7/27(d)(h)(i) ............................. 8,000 7,991
8.08% (BRMMUSDF+449bps), 2/26/29, Callable 2/26/27 @ 103(d)(h)(i) .......... 9,750 10,044
Photon Re, 2026-1 A, 11.58% (JMMMUSTF+800bps), 3/7/30, Callable 3/7/27 @ 106.5(d)(h)
(i) .............................................................. 9,000 9,048
Quercian Re, 2026-1, 10.89% (3 Month U.S. Treasury Bill+700bps), 6/9/29(d)(h)(i) ....... 1,750 1,751
Ramble Re
10.06% (JMMMUSTF+648bps), 3/5/27(d)(h)(i) ............................. 5,000 4,990
8.58% (JMMMUSTF+500bps), 6/29/29, Callable 7/1/27 @ 103(d)(h)(i) ............ 6,250 6,300
Riverfront Re, 2025-1 B, 11.30% (GSMMUSTI+775bps), 1/8/29, Callable 6/30/27 @ 105.5(d)
(h)(i) ............................................................ 1,500 1,547
Titania Re
9.80% (GSMMUSTI+701bps), 11/26/27, Callable 11/21/26 @ 102.25(d)(h)(i) ....... 4,250 4,288
13.05% (GSMMUSTI+1031bps), 11/26/27, Callable 11/21/26 @ 103(d)(h)(i) ........ 3,750 3,704
11.39% (3 Month U.S. Treasury Bill+750bps), 4/30/29, Callable 4/1/27 @ 103.7(d)(h)(i) 3,250 3,248
Multiperil - U.S. Multistate - (0.0%):(e)
Sabine Re, 2026-1 A, 9.39% (1 Month U.S. Treasury Bill+550bps), 4/8/30, Callable 4/1/27 @
106.75(d)(h)(i) ..................................................... 750 745
Multiperil - U.S. Northeast - (0.6%):
Baldwin Re, 2025-1 A, 7.33% (BRMMUSDF+367bps), 7/9/29, Callable 7/7/27 @ 103(d)(h)(i) 6,500 6,574
Locke Tavern Re
6.83% (JMMMUSTF+325bps), 4/9/29, Callable 4/9/27 @ 102(d)(h)(i) ............ 2,600 2,581
7.83% (JMMMUSTF+425bps), 4/9/29, Callable 4/9/27 @ 102.5(d)(h)(i) ........... 3,500 3,498
Multiperil - Worldwide - (3.9%):
Atlas Capital
10.89% (SOFR+835bps), 6/7/28, Callable 9/5/26 @ 104(d)(h)(i) ................. 5,000 5,091
9.64% (SOFR+600bps), 6/7/29, Callable 7/7/27 @ 103(d)(h)(i) .................. 1,500 1,504
Black Kite Re, 2025-1 A, 11.50% (BNMMUSTF+800bps), 5/8/28, Callable 9/5/26 @ 104(d)
(h)(i) ............................................................ 1,000 1,030
Bridge Street Re, 2025-2 A, 11.33% (JMMMUSTF+775bps), 1/8/29, Callable 1/7/27 @
104.5(d)(h)(i) ...................................................... 51,450 52,289
Cat Re, 2023-1 A, 15.82% (JMMMUSTF+1224bps), 1/8/27(d)(h)(i) .................. 9,250 9,305
Kendall Re
9.80% (GSMMUSTI+625bps), 4/30/27(d)(h)(i) ............................. 5,500 5,598
11.29% (GSMMUSTI+774bps), 4/30/27(d)(h)(i) ............................ 11,000 11,124
Montoya Re, 2025-2 B, 16.08% (JMMMUSTF+1250bps), 4/9/30, Callable 4/15/27 @ 106(d)
(h)(i) ............................................................ 2,750 2,649
Silk Road Re, 2024-1, 9.55% (BNMMDTSC+600bps), 1/10/28, Callable 9/5/26 @ 104.75(d)
(h)(i) ............................................................ 2,000 2,015
Solomon Re, 2026-1 A, 8.30% (GSMMUSTI+475bps), 6/7/29(d)(h)(i) ................. 3,000 3,014
Wildfire - California - (2.0%):
123 Lights Re
14.54% (FHMMUSTF+1100bps), 9/14/28, Callable 9/15/26 @ 109(d)(h)(i) ......... 1,000 1,063
12.89% (3 Month U.S. Treasury Bill+900bps), 9/14/29, Callable 9/15/27 @ 106(d)(h)(i) 1,000 998
Golden Bear Re, 2026-1 A, 13.33% (JMMMUSTF+975bps), 1/8/29, Callable 1/1/27 @
107.5(d)(h)(i) ...................................................... 40,000 41,724
Luca Re, 2026-1 A, 9.14% (3 Month U.S. Treasury Bill+525bps), 7/9/29, Callable 7/1/27 @
104.25(d)(h)(i) ..................................................... 2,250 2,324
Windstorm - Europe - (0.3%):
Blue Sky Re DAC, 8.64% (EUR003M+645bps), 1/26/27(d)(h)(i) ..................... 2,000 2,350
Recoletos Re DAC, 3.50% (3 Month U.S. Treasury Bill+350bps), 12/8/28, Callable 12/1/26 @
102.5(d)(h)(i) ...................................................... 4,500 5,254
Windmill III Re DAC, 7.55% (EUR003M+521bps), 7/5/28(d)(h)(i) ................... 750 885
Windstorm - Florida - (6.8%):
Abacab Re, 2026-1 A, 9.83% (BRMMUSDF+625bps), 4/13/29, Callable 6/7/27 @ 106(d)(h)(i) 250 249
Armor Re II
13.78% (BRMMUSDF+1017bps), 5/7/27(d)(h)(i) ............................ 2,000 2,064
12.08% (BRMMUSDF+850bps), 1/7/28(d)(h)(i) ............................ 9,250 9,699

Victory Portfolios IV
Victory Pioneer CAT Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Buttonwood Re, 2026-1 A, 8.58% (BRMMUSDF+500bps), 5/29/29(d)(h)(i) ............. $ 250 $ 251
First Coast Re
10.08% (JMMMUSTF+650bps), 3/10/28, Callable 7/1/27 @ 103(d)(h)(i) ........... 7,000 7,041
11.08% (JMMMUSTF+750bps), 3/10/28, Callable 7/1/27 @ 103.5(d)(h)(i) ......... 7,750 7,782
GWS Re, 2026-1 A, 9.93% (BNMMDTSC+638bps), 6/7/29, Callable 6/7/27 @ 104.3(d)(h)(i) 2,750 2,734
Hestia Re
3.55% 4/16/27(d)(i)(j) ............................................... 750 566
10.77% (BNMMDTSC+722bps), 3/13/28, Callable 9/5/26 @ 105(d)(h)(i) .......... 2,500 2,567
12.34% (BNMMDTSC+879bps), 3/13/28, Callable 9/5/26 @ 106(d)(h)(i) .......... 1,000 1,025
13.14% (1 Month U.S. Treasury Bill+925bps), 4/16/29, Callable 4/8/27 @ 106.25(d)(h)(i) 250 251
Integrity Re III
11.54% (FHMMUSTF+809bps), 6/6/27(d)(h)(i) ............................. 3,500 3,532
13.29% (FHMMUSTF+1000bps), 6/6/27(d)(h)(i) ............................ 3,750 3,773
29.04% (FHMMUSTF+2548bps), 6/6/27(d)(h)(i) ............................ 1,250 1,292
11.54% (FHMMUSTF+809bps), 6/6/28(d)(h)(i) ............................. 5,500 5,671
13.29% (FHMMUSTF+1000bps), 6/6/28(d)(h)(i) ............................ 4,250 4,366
15.79% (FHMMUSTF+1272bps), 6/6/28(d)(h)(i) ............................ 10,000 10,371
19.79% (FHMMUSTF+1625bps), 6/7/29(d)(h)(i) ............................ 250 247
Marlon Re, 2024-1 A, 10.89% (JMMMUSTF+723bps), 6/7/27(d)(h)(i) ................. 750 778
Meadows, 2025-1 A, 15.80% (GSMMUSTI+1225bps), 12/7/29, Callable 12/7/27 @ 105.5(d)
(h)(i) ............................................................ 4,750 4,822
Merna Re II, 2024-2 A, 12.30% (GSMMUSTI+875bps), 7/7/27(d)(h)(i) ................ 2,000 2,051
Merna Reinsurance II, 2025-1 A, 11.33% (JMMMUSTF+775bps), 7/7/28(d)(h)(i) ......... 7,000 7,208
Palm Re
13.25% (BNMMDTSC+982bps), 6/7/27(d)(h)(i) ............................ 10,000 10,271
11.30% (BNMMDTSC+775bps), 6/7/28, Callable 9/5/26 @ 106.5(d)(h)(i) .......... 12,750 13,375
8.58% (BRMMUSDF+500bps), 6/7/29, Callable 6/4/27 @ 104.5(d)(h)(i) ........... 15,250 15,708
Purple Re
12.71% (JMMMUSTF+888bps), 6/7/27(d)(h)(i) ............................. 3,600 3,706
10.83% (JMMMUSTF+736bps), 6/7/28, Callable 9/5/26 @ 106(d)(h)(i) ............ 6,500 6,770
11.33% (JMMMUSTF+768bps), 6/7/28, Callable 9/5/26 @ 106.5(d)(h)(i) .......... 5,500 5,610
10.08% (JMMMUSTF+650bps), 6/7/29, Callable 6/7/27 @ 105(d)(h)(i) ............ 5,000 4,976
White Rock Insurance SAC Ltd., 1.50%, 1/7/31(d)(j) ............................. 5,000 4,683
Winston Re
13.76% (BNMMDTSC+1021bps), 2/26/27(d)(h)(i) ........................... 2,250 2,293
15.24% (BNMMDTSC+1169bps), 2/26/27(d)(h)(i) ........................... 500 506
10.68% (BNMMDTSC+713bps), 2/21/28, Callable 9/5/26 @ 105.75(d)(h)(i) ........ 12,500 13,084
8.33% (BRMMUSDF+475bps), 5/4/29, Callable 6/4/27 @ 104.25(d)(h)(i) .......... 3,000 2,997
Windstorm - Florida & Louisiana - (0.4%):
Nature Coast Re
13.55% (GSMMUSTI+1000bps), 12/7/26, Callable 9/5/26 @ 104.25(d)(h)(i) ........ 2,250 2,207
11.89% (3 Month U.S. Treasury Bill+800bps), 2/26/30(d)(h)(i) .................. 7,750 7,781
Windstorm - France - (0.4%):
Hexagon IV Re
8.24% (EUR003M+575bps), 1/21/28(d)(h)(i) ............................... 1,500 1,722
7.45% (EUR003M+500bps), 1/22/30(d)(h)(i) ............................... 6,750 7,818
Windstorm - Hawaii - (0.0%):(e)
Torrey Pines Re, 2026-1 D, 6.64% (1 Month U.S. Treasury Bill+275bps), 6/7/29, Callable
7/1/27 @ 102(d)(h)(i) ................................................ 500 499
Windstorm - Jamaica - (0.2%):
International Bank for Reconstruction & Development, 8.12% (SOFRINDX+687bps),
5/23/30(d)(h)(i) .................................................... 5,500 5,474
Windstorm - Japan - (0.4%):
Sakura Re, 2025-1 A, 6.33% (BRMMUSDF+271bps), 4/5/29(d)(h)(i) ................. 9,250 9,348
Tomoni Re, 2024-1 A, 6.85% (JMMMUSTF+327bps), 4/5/28(d)(h)(i) ................. 750 758
Windstorm - Louisiana - (0.6%):
Nature Coast Re
15.10% (GSMMUSTI+1155bps), 1/16/29, Callable 9/5/26 @ 109.75(d)(h)(i) ........ 8,750 8,616
13.30% (GSMMUSTI+1018bps), 4/10/29, Callable 4/1/27 @ 108(d)(h)(i) .......... 3,500 3,614
Windstorm - Massachusetts - (0.2%):

Victory Portfolios IV
Victory Pioneer CAT Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Mayflower Re
8.47% (FHMMUSTF+518bps), 7/8/27(d)(h)(i) .............................. $ 2,000 $ 2,037
6.54% (FHMMUSTF+300bps), 7/6/29, Callable 7/6/27 @ 102(d)(h)(i) ............ 2,000 2,006
7.54% (FHMMUSTF+400bps), 7/6/29, Callable 7/6/27 @ 102(d)(h)(i) ............ 750 748
Windstorm - Mexico - (0.2%):
International Bank for Reconstruction & Development
15.86% (SOFR+1222bps), 4/24/28(d)(h)(i) ................................ 1,500 1,592
17.36% (SOFR+1372bps), 4/24/28(d)(h)(i) ................................ 2,000 2,041
Windstorm - Netherlands - (0.2%):
Orange Capital Re DAC, 8.32% (EUR003M+600bps), 1/17/29(d)(h)(i) ................ 500 596
Windmill III Re DAC, 2.82% (EUR003M+375bps), 7/5/30(d)(h)(i) ................... 4,500 5,182
Windstorm - New York - (0.1%):
Oceanside Re, 2025-1 A, 9.55% (BNMMDTSC+612bps), 5/15/28, Callable 9/5/26 @ 104(d)
(h)(i) ............................................................ 3,250 3,292
Windstorm - North Carolina - (3.1%):
Blue Ridge Re
11.53% (FHMMUSTF+828bps), 1/8/27(d)(h)(i) ............................. 500 506
7.04% (FHMMUSTF+350bps), 1/8/29, Callable 1/8/27 @ 103(d)(h)(i) ............ 14,500 14,468
9.54% (FHMMUSTF+600bps), 1/8/29, Callable 1/8/27 @ 104.5(d)(h)(i) ........... 14,500 14,504
11.54% (FHMMUSTF+800bps), 1/8/29, Callable 1/8/27 @ 105.25(d)(h)(i) ......... 17,250 16,979
Cape Lookout Re
8.79% (FHMMUSTF+525bps), 3/21/29, Callable 3/13/27 @ 103.5(d)(h)(i) ......... 8,500 8,388
9.54% (FHMMUSTF+600bps), 3/21/29, Callable 3/13/27 @ 104(d)(h)(i) ........... 16,000 15,931
Longleaf Pine Re, 2024-1 A, 21.48% (GSMMUSTI+1720bps), 5/25/27(d)(h)(i) .......... 3,250 3,369
Windstorm - Texas - (1.1%):
Bluebonnet Re
15.58% (JMMMUSTF+1200bps), 6/7/27(d)(h)(i) ............................ 2,750 2,863
12.04% (FHMMUSTF+922bps), 6/7/28(d)(h)(i) ............................. 4,250 4,366
15.29% (FHMMUSTF+1243bps), 6/7/28(d)(h)(i) ............................ 4,000 4,114
Merna Reinsurance II, 2025-2 A, 12.33% (JMMMUSTF+875bps), 7/7/28(d)(h)(i) ......... 13,000 13,707
Windstorm - U.S. - (2.7%):
Alamo Re
11.14% (FHMMUSTF+725bps), 6/7/28(d)(h)(i) ............................. 8,350 8,422
14.39% (FHMMUSTF+1050bps), 6/7/28(d)(h)(i) ............................ 3,000 2,982
9.14% (FHMMUSTF+525bps), 6/7/29(d)(h)(i) .............................. 14,350 14,405
Gateway Re, 2026-1 AAA-1, 7.83% (BRMMUSDF+425bps), 7/6/29, Callable 6/15/27 @
102.8(d)(h)(i) ...................................................... 500 499
Lower Ferry Re
6.27% (MSMMUSTF+275bps), 7/9/29, Callable 9/7/27 @ 102(d)(h)(i) ............ 2,250 2,246
6.52% (MSMMUSTF+300bps), 7/9/29, Callable 9/7/27 @ 102(d)(h)(i) ............ 2,250 2,246
7.52% (MSMMUSTF+400bps), 7/9/29, Callable 9/7/27 @ 102.25(d)(h)(i) .......... 2,500 2,496
Meadows, 2025-1 B, 15.05% (GSMMUSTI+1150bps), 12/7/29, Callable 12/7/27 @ 105.15(d)
(h)(i) ............................................................ 13,750 13,255
Recoletos Re DAC
9.47% (3 Month U.S. Treasury Bill+558bps), 1/7/28, Callable 9/5/26 @ 103(d)(h)(i) ... 4,000 4,014
5.39% (3 Month U.S. Treasury Bill+150bps), 7/6/29, Callable 7/6/27 @ 102.75(d)(h)(i) 7,500 7,481
Windrose Re, 2026-1 C, 16.14% (3 Month U.S. Treasury Bill+1225bps), 2/13/29, Callable
2/1/27 @ 105.5(d)(h)(i) .............................................. 4,750 4,697
Windstorm - U.S. Gulf - (0.3%):
3264 Re, 2024-1 B, 21.54% (FHMMUSTF+1800bps), 7/8/27(d)(h)(i) ................. 500 506
Windrose Re, 2026-1 B, 11.89% (3 Month U.S. Treasury Bill+800bps), 2/13/29, Callable
2/15/27 @ 104(d)(h)(i) ............................................... 6,000 5,959
Windstorm - U.S. Multistate - (1.3%):
Charles River Re, 2024-1 A, 11.18% (BNMMDTSC+742bps), 5/10/27(d)(h)(i) ........... 1,000 1,007
Chartwell Re
9.94% (JMMMUSTF+636bps), 6/7/28, Callable 6/7/27 @ 102(d)(h)(i) ............ 8,000 8,292
11.19% (JMMMUSTF+761bps), 6/7/28, Callable 9/5/26 @ 104.5(d)(h)(i) .......... 5,500 5,655
13.41% (JMMMUSTF+983bps), 6/7/28, Callable 9/5/26 @ 106(d)(h)(i) ............ 2,500 2,610

Victory Portfolios IV
Victory Pioneer CAT Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
(a) Non-income producing security.
(b) Security was fair valued using significant unobservable inputs as of July 31, 2026.
(c) Issued as participation notes.
Security Description
Principal Amount
(000)
a
Value
(000)
Citrus Re
8.08% (BRMMUSDF+482bps), 6/7/28, Callable 6/7/27 @ 101.75(d)(h)(i) .......... $ 1,750 $ 1,802
11.33% (BRMMUSDF+829bps), 6/7/28, Callable 6/7/27 @ 103.25(d)(h)(i) ......... 5,350 5,461
Gateway Re
9.48% (BRMMUSDF+606bps), 7/8/27(d)(h)(i) ............................. 750 764
7.83% (BRMMUSDF+452bps), 7/7/28, Callable 9/5/26 @ 104(d)(h)(i) ............ 5,500 5,542
Hestia Re, 2026-1 D, 9.64% (1 Month U.S. Treasury Bill+575bps), 4/16/29, Callable 4/8/27 @
106.25(d)(h)(i) ..................................................... 2,750 2,729
Windstorm - U.S. Northeast - (1.0%):
1886 Re, 2025-1 A, 8.08% (BRMMUSDF+450bps), 7/9/29, Callable 7/1/27 @ 103(d)(h)(i) .. 3,500 3,607
3264 Re, 2024-1 A, 10.54% (FHMMUSTF+700bps), 7/8/27(d)(h)(i) .................. 1,250 1,280
Citrus Re
9.14% (3 Month U.S. Treasury Bill+525bps), 6/7/29, Callable 6/1/27 @ 102.75(d)(h)(i) 3,100 3,133
10.14% (3 Month U.S. Treasury Bill+625bps), 6/7/29, Callable 6/1/27 @ 103(d)(h)(i) .. 3,000 3,035
TRemont Re, 2026-1 A, 7.89% (1 Month U.S. Treasury Bill+400bps), 3/22/29, Callable 7/1/27
@ 102.5(d)(h)(i) ................................................... 1,500 1,491
Windrose Re, 2026-1 A, 8.82% (HSMMUSTF+525bps), 2/13/29, Callable 2/15/27 @ 102.5(d)
(h)(i) ............................................................ 10,250 10,214
Windstorm - U.S. Regional - (0.7%):
Citrus Re
12.77% (BRMMUSDF+919bps), 6/7/27(d)(h)(i) ............................ 4,250 4,429
14.02% (BRMMUSDF+1044bps), 6/7/27(d)(h)(i) ............................ 4,500 4,599
Genesee Street Re, 2025-1 A, 6.96% (BRMMUSDF+338bps), 4/7/28, Callable 4/7/27 @
102.5(d)(h)(i) ...................................................... 7,500 7,524
Windstorm - U.S. Southeast - (0.1%):
Meadows, 2025-1 C, 11.05% (GSMMUSTI+750bps), 12/7/29, Callable 12/7/27 @ 105.25(d)
(h)(i) ............................................................ 2,750 2,696
Winterstorm - U.S. - (0.4%):
Matterhorn Re, 2026-2 B, 3.58%, 12/7/26(d)(i) .................................. 10,500 9,869
Winterstorm - U.S. Northwest - (0.3%):
Matterhorn Re, 2026-2 A, 9.08% (BRMMUSDF+550bps), 12/7/27, Callable 6/7/27 @
101.65(d)(h)(i) ..................................................... 7,250 7,251
1,981,287
Financials (0.8%):
Insurance - (0.8%):
Oxford Re, 12/31/31(a)(b)(d) .............................................. 9,000 8,537
Uttoxeter Re, 12/31/31(a)(b)(d) ............................................. 10,000 9,044
17,581
Total Insurance-Linked Securities (Cost $2,225,523)
a
a
a
2,255,906
Short-Term Investments (2.1%)
a a a a
U.S. Treasury Obligations (2.1%):
U.S. Treasury Bills
0.90%, 8/4/26(j) .................................................... 37,562 37,558
3.36%, 9/8/26(j) .................................................... 13,000 12,953
Total U.S. Treasury Obligations 50,511
Total Short-Term Investments (Cost $50,501)
a
a
a
50,511
Total Investments (Cost $2,276,024) — 97.7% 2,306,417
Other assets in excess of liabilities —  2.3% 54,706
NET ASSETS - 100.00% $ 2,361,123
At July 31, 2026, the Fund's investments in foreign securities were 94.9% of net assets.

Victory Portfolios IV
Victory Pioneer CAT Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
(d) The following table details the earliest acquisition date, cost, and market value of the Fund's restricted securities due to trading restrictions at July 31,
2026 (amounts in thousands):
Security Name Acquisition Date Cost Value
123 Lights Re ..................................................... 7/6/26 $ 1,000 $ 998
123 Lights Re, 2025-1 A .............................................. 8/12/25 1,000 1,063
1886 Re, 2025-1 A .................................................. 5/15/25 3,500 3,607
3264 Re, 2024-1 A .................................................. 6/24/24 1,250 1,280
3264 Re, 2024-1 B .................................................. 6/24/24 500 506
3264 Re, 2025-1 B .................................................. 1/24/25 7,000 7,043
3264 Re, 2025-2 A .................................................. 5/19/25 7,500 7,594
3264 Re, 2025-3 A .................................................. 12/16/25 14,000 13,898
3264 Re, 2025-3 B .................................................. 12/16/25 12,000 12,098
Abacab Re, 2026-1 A ................................................ 3/27/26 250 249
Acorn Re, 2024-1 A ................................................. 10/25/24 5,750 5,813
Acorn Re, 2025-1 A ................................................. 10/17/25 13,750 13,850
Adare Re, 2025-2 ................................................... 9/23/25 4,833 5,411
Adare Re, 2026 .................................................... 1/5/26 9,884 10,470
Ailsa Re, 2026 ..................................................... 7/24/26 4,732 4,779
Alamo Re, 2026-1 A ................................................. 5/15/26 14,350 14,405
Alamo Re, 2026-1 B ................................................. 5/15/26 8,350 8,422
Alamo Re, 2026-1 C ................................................. 5/15/26 3,000 2,982
Amaranth Re, 2026 ................................................. 2/2/26 5,639 6,122
Aquila Re ........................................................ 4/26/24 2,250 2,297
Aquila Re I, 2024-1 B ............................................... 4/26/24 3,750 3,830
Aquila Re I, 2026-1 A-1 .............................................. 5/15/26 7,350 7,331
Aquila Re I, 2026-1 B-1 .............................................. 5/15/26 7,350 7,331
Armor Re II, 2024-1 A ............................................... 4/11/24 2,000 2,064
Armor Re II, 2024-2 A ............................................... 12/11/24 9,250 9,699
Armor Re II, 2026-1 A ............................................... 4/22/26 5,000 4,982
Armor Re II, 2026-1 B ............................................... 4/22/26 3,500 3,462
Ashera Re, 2024-1 A ................................................ 3/21/24 5,750 5,772
Asian Development Bank, 2026 ........................................ 4/23/26 2,000 1,998
Asian Development Bank, 2026 ........................................ 4/23/26 2,000 1,998
Atela Re, 2024-1 A .................................................. 4/29/24 3,000 3,151
Atlas Capital, 2025-1 A ............................................... 4/3/25 5,000 5,091
Atlas Capital, 2026-1 A ............................................... 5/20/26 1,500 1,504
Atlas Re, 2024-1 A .................................................. 5/24/24 3,000 3,210
Azzurro Re II DAC ................................................. 3/21/24 1,086 1,167
Baldwin Re, 2023-1 A ............................................... 6/21/23 750 759
Baldwin Re, 2025-1 A ............................................... 6/16/25 6,500 6,574
Black Kite Re, 2025-1 A .............................................. 4/24/25 1,000 1,030
Blue Ridge Re, 2023-1 B ............................................. 11/14/23 500 506
Blue Ridge Re, 2025-1 A ............................................. 11/26/25 14,500 14,468
Blue Ridge Re, 2025-1 B ............................................. 11/26/25 14,500 14,504
Blue Ridge Re, 2025-1 C ............................................. 11/26/25 17,250 16,979
Blue Sky Re DAC .................................................. 12/11/23 2,153 2,350
Bluebonnet Re, 2025-1 B ............................................. 5/8/25 4,250 4,366
Bluebonnet Re, 2025-1 C ............................................. 5/8/25 4,000 4,114
Bluebonnet Re, 2025-2 A ............................................. 5/8/25 2,750 2,863
Bonanza Re, 2024-1 B ............................................... 12/16/24 9,750 9,816
Bonanza Re, 2024-1 C ............................................... 12/16/24 16,000 16,248
Bridge Street Re, 2025-1 A ............................................ 12/24/24 12,250 12,301
Bridge Street Re, 2025-2 A ............................................ 12/22/25 51,450 52,289
Buttonwood Re, 2026-1 A ............................................. 5/20/26 250 251
Cape Lookout Re, 2026-1 A ........................................... 3/6/26 8,500 8,388
Cape Lookout Re, 2026-1 B ........................................... 3/6/26 16,000 15,931
Cat Re, 2023-1 A ................................................... 11/14/23 9,218 9,305
Charles River Re, 2024-1 A ............................................ 4/5/24 1,000 1,007
Chartwell Re, 2025-1 A .............................................. 5/2/25 8,000 8,292
Chartwell Re, 2025-1 B .............................................. 5/2/25 5,500 5,655
Chartwell Re, 2025-1 C .............................................. 5/2/25 2,500 2,610
Chartwell Re, 2026-1 D .............................................. 5/22/26 250 251
Chartwell Re, 2026-1 E .............................................. 5/22/26 1,000 997
Cheltenham-PI0051 Re, 2026 .......................................... 6/24/26 10,574 10,966

Victory Portfolios IV
Victory Pioneer CAT Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Name Acquisition Date Cost Value
Citrus Re, 2024-1 A ................................................. 3/19/24 $ 4,250 $ 4,429
Citrus Re, 2024-1 B ................................................. 3/19/24 4,500 4,599
Citrus Re, 2025-1 A ................................................. 3/5/25 5,350 5,461
Citrus Re, 2025-1 B ................................................. 3/5/25 1,750 1,802
Citrus Re, 2026-1 A ................................................. 3/13/26 3,100 3,133
Citrus Re, 2026-1 B ................................................. 3/13/26 3,000 3,035
Commonwealth Re, 2025-1 A .......................................... 5/30/25 10,000 10,115
Commonwealth Re, 2026-1 ............................................ 6/2/26 4,750 4,742
Dartmouth Re, 2026 ................................................. 4/30/26 1,031 1,076
Epsom Re, 2025-2 .................................................. 11/5/25 8,313 9,893
Falkirk Re, 2026 ................................................... 4/8/26 7,107 7,361
Finca Re, 2025-1 A .................................................. 6/4/25 10,000 10,158
First Coast Re, 2025-1 A .............................................. 2/21/25 7,000 7,041
First Coast Re, 2025-1 B .............................................. 2/21/25 7,750 7,782
Floodsmart Re, 2023-1 B ............................................. 2/23/23 150 8
Floodsmart Re, 2024-1 A ............................................. 2/29/24 7,750 8,000
Floodsmart Re, 2024-1 B ............................................. 2/29/24 4,529 4,416
Foundation Re, 2023-1 A ............................................. 12/19/23 12,028 11,997
Foundation Re, 2026-1 A ............................................. 12/4/25 60,000 61,086
Four Lakes Re, 2023-1 A ............................................. 12/8/23 3,252 3,301
Four Lakes Re, 2023-1 B ............................................. 12/8/23 2,750 2,752
Four Lakes Re, 2024-1 A ............................................. 12/11/24 9,119 9,187
Four Lakes Re, 2024-1 B ............................................. 12/11/24 8,000 8,078
Four Lakes Re, 2025-1 A ............................................. 12/11/25 5,350 5,339
Four Lakes Re, 2025-1 B ............................................. 12/11/25 12,750 13,018
Fuchsia, 2024-1 A .................................................. 12/18/24 9,000 9,106
Fuchsia, 2025-1 A .................................................. 12/12/25 6,750 6,677
Galileo Re, 2023-1 A ................................................ 12/4/23 7,162 7,250
Galileo Re, 2025-1 A ................................................ 12/8/25 18,750 18,733
Galileo Re, 2025-1 B ................................................ 12/8/25 17,500 17,085
Gateway Re, 2024-1 AA .............................................. 3/11/24 750 764
Gateway Re, 2025-1 AAA ............................................. 2/12/25 5,500 5,542
Gateway Re, 2026-1 A ............................................... 2/3/26 3,500 3,491
Gateway Re, 2026-1 AAA-1 ........................................... 2/3/26 500 499
Genesee Street Re, 2025-1 A ........................................... 4/28/25 7,500 7,524
Golden Bear Re, 2026-1 A ............................................ 12/10/25 40,000 41,724
Grantham Re, 2026 ................................................. 7/21/26 15,048 15,226
GWS Re, 2026-1 A .................................................. 5/7/26 2,750 2,734
Handshake Re, 2025-1 A .............................................. 12/22/25 8,100 7,964
Harbor Crest Re, 2026-1 A ............................................ 7/10/26 6,250 6,249
Herbie Re, 2024-1 A ................................................. 2/15/24 6,000 5,941
Herbie Re, 2024-1 B ................................................. 2/15/24 1,500 1,479
Herbie Re, 2024-2 A ................................................. 12/17/24 5,000 5,023
Herbie Re, 2024-2 B ................................................. 12/17/24 2,000 2,019
Herbie Re, 2024-2 C ................................................. 12/17/24 1,500 1,438
Herbie Re, 2026-1 A ................................................. 1/16/26 14,000 14,071
Hestia Re, 2025-1 A ................................................. 2/27/25 2,500 2,567
Hestia Re, 2025-1 B ................................................. 2/27/25 1,000 1,025
Hestia Re, 2026-1 B ................................................. 4/2/26 250 251
Hestia Re, 2026-1 C ................................................. 4/2/26 609 566
Hestia Re, 2026-1 D ................................................. 4/2/26 2,750 2,729
Hexagon IV Re .................................................... 10/29/25 1,740 1,722
Hexagon IV Re, 2025-1 A ............................................. 10/29/25 7,830 7,818
High Point Re, 2023-1 ............................................... 12/1/23 1,500 1,500
Hypatia Re, 2025-1 A ................................................ 10/7/25 3,656 3,619
Hypatia Re, 2026-1 A ................................................ 4/30/26 8,850 8,861
Integrity Re III, 2025-1 A1 ............................................ 2/21/25 3,500 3,532
Integrity Re III, 2025-1 A2 ............................................ 2/21/25 5,500 5,671
Integrity Re III, 2025-1 B1 ............................................ 2/21/25 3,750 3,773
Integrity Re III, 2025-1 B2 ............................................ 2/21/25 4,250 4,366
Integrity Re III, 2025-1 C ............................................. 2/21/25 10,000 10,371
Integrity Re III, 2025-1 D ............................................. 2/21/25 1,250 1,292
Integrity Re III, 2026-1 C ............................................. 2/23/26 250 247
International Bank for Reconstruction & Development ........................ 5/18/26 5,500 5,474

Victory Portfolios IV
Victory Pioneer CAT Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Name Acquisition Date Cost Value
International Bank for Reconstruction & Development ........................ 4/3/24 $ 1,500 $ 1,530
International Bank for Reconstruction & Development ........................ 4/3/24 2,000 2,041
International Bank for Reconstruction & Development ........................ 4/3/24 500 508
International Bank for Reconstruction & Development ........................ 5/1/24 1,500 1,592
Ipswich-PI0057 Re, 2025 ............................................. 8/13/25 — 279
Kendall Re, 2024-1 A ................................................ 4/22/24 5,630 5,598
Kendall Re, 2024-1 B ................................................ 4/22/24 11,026 11,124
Kilimanjaro II Re, 2024-1 A ........................................... 8/21/25 8,388 8,553
Kilimanjaro II Re, 2024-1 B ........................................... 6/24/24 4,500 4,687
Kilimanjaro II Re, 2025-1 C-1 .......................................... 6/23/25 10,000 10,140
Kilimanjaro II Re, 2025-1 D-1 ......................................... 6/23/25 6,750 6,859
Kilimanjaro II Re, 2025-2 C-2 .......................................... 6/23/25 14,250 14,545
Kilimanjaro II Re, 2025-2 D-2 ......................................... 6/23/25 14,750 14,906
Kilimanjaro III Re, 2026-1 D-1 ......................................... 6/24/26 10,500 10,529
Kizuna Re III, 2026-1 A .............................................. 3/16/26 2,750 2,801
Lapis Re, 2025-1 A .................................................. 3/20/25 2,500 2,530
Lion Re DAC ..................................................... 5/22/25 1,128 1,166
Lion Re DAC, 2025 ................................................. 5/22/25 1,128 1,164
Liongate Re DAC, 2025 .............................................. 5/14/25 1,000 1,006
Llandudno Re, 2026 ................................................. 1/29/26 5,127 5,600
Locke Tavern Re, 2026-1 A ............................................ 3/5/26 2,600 2,581
Locke Tavern Re, 2026-1 B ............................................ 3/5/26 3,500 3,498
Logistics Re, 2024-1 A ............................................... 10/22/24 500 511
Long Point Re IV, 2026-1 A ........................................... 5/19/26 17,600 17,565
Longleaf Pine Re, 2024-1 A ........................................... 10/15/24 3,343 3,369
Lower Ferry Re, 2026-1 A ............................................ 6/11/26 2,250 2,246
Lower Ferry Re, 2026-1 B ............................................ 6/11/26 2,250 2,246
Lower Ferry Re, 2026-1 C ............................................ 6/11/26 2,500 2,496
Luca Re, 2026-1 A .................................................. 6/22/26 2,250 2,324
Macclesfield Re .................................................... 2/24/26 20,000 20,223
Mangrove Re ...................................................... 7/2/26 9,440 9,555
Mangrove Re ...................................................... 7/15/26 876 895
Mangrove Re, 2026-A ............................................... 6/18/26 18,123 18,388
Mangrove Re, 2026-B ............................................... 6/18/26 25,126 25,446
Mangrove Re, 2026-E ............................................... 7/7/26 9,525 9,670
Marlon Re, 2024-1 A ................................................ 5/24/24 753 778
Maschpark Re, 2024-1 A .............................................. 11/26/24 1,500 1,524
Matterhorn Re, 2025-3 A ............................................. 9/12/25 2,250 2,251
Matterhorn Re, 2025-3 B ............................................. 9/12/25 750 753
Matterhorn Re, 2026-1 B ............................................. 2/4/26 10,250 10,161
Matterhorn Re, 2026-1 C ............................................. 2/4/26 1,000 966
Matterhorn Re, 2026-2 A ............................................. 5/8/26 7,250 7,251
Matterhorn Re, 2026-2 B ............................................. 5/8/26 10,074 9,869
Matterhorn Re, 2026-3 A ............................................. 7/6/26 6,500 6,493
Matterhorn Re, 2026-3 B ............................................. 7/6/26 7,750 7,738
Matterhorn Re, 2026-3 C ............................................. 7/6/26 5,750 5,741
Mayflower Re, 2024-1 A .............................................. 6/21/24 2,000 2,037
Mayflower Re, 2025-1 A .............................................. 5/22/25 7,500 7,607
Mayflower Re, 2026-1 A .............................................. 6/9/26 2,000 2,006
Mayflower Re, 2026-1 B .............................................. 6/9/26 750 748
Meadows, 2025-1 A ................................................. 11/6/25 4,750 4,822
Meadows, 2025-1 B ................................................. 11/6/25 13,750 13,255
Meadows, 2025-1 C ................................................. 11/6/25 2,750 2,696
Merion Re, 2026-1 .................................................. 1/28/26 8,164 8,860
Merion Re, 2026-2 .................................................. 7/14/26 6,657 6,894
Merna Re, 2025-4 A ................................................. 5/14/25 16,500 17,571
Merna Re, 2026-1 A ................................................. 5/13/26 37,900 39,386
Merna Re, 2026-1 C ................................................. 5/13/26 41,000 42,324
Merna Re Companywide, 2025-3 A ...................................... 5/14/25 28,250 28,968
Merna Re II, 2024-1 A ............................................... 5/8/24 1,289 1,316
Merna Re II, 2024-2 A ............................................... 5/8/24 2,000 2,051
Merna Re II, 2024-3 A ............................................... 5/8/24 5,009 5,195
Merna Reinsurance II, 2025-1 A ........................................ 5/14/25 7,000 7,208
Merna Reinsurance II, 2025-2 A ........................................ 5/14/25 13,000 13,707

Victory Portfolios IV
Victory Pioneer CAT Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Name Acquisition Date Cost Value
MMIFS Re ....................................................... 1/8/25 $ 695 $ 720
Mona Lisa Re, 2024-1 A .............................................. 6/13/24 6,737 6,706
Mona Lisa Re, 2026-1 A .............................................. 12/18/25 17,250 17,486
Mona Lisa Re, 2026-1 B .............................................. 12/18/25 15,000 15,086
Montoya Re, 2025-1 A ............................................... 1/23/25 5,750 5,699
Montoya Re, 2025-2 A ............................................... 12/12/25 19,600 19,784
Montoya Re, 2025-2 B ............................................... 12/12/25 2,750 2,649
Mountain Re, 2026-1 A ............................................... 5/11/26 500 499
Mystic Re IV, 2024-1 A .............................................. 3/19/24 20,272 20,028
Mystic Re IV, 2025-1 A .............................................. 12/17/24 5,000 4,992
Mystic Re IV, 2025-1 B .............................................. 12/17/24 1,750 1,740
Mystic Re IV, 2025-1 C .............................................. 12/17/24 750 704
Mystic Re IV, 2026-1 A .............................................. 12/11/25 3,500 3,465
Mystic Re IV, 2026-1 B .............................................. 12/11/25 4,500 4,459
Nakama Re, 2023-1 1 ................................................ 4/14/23 250 251
Nakama Re, 2024-1 A ................................................ 4/16/24 8,001 8,041
Nakama Re, 2025-1 1 ................................................ 4/11/25 2,000 1,997
Nakama Re, 2026-1 ................................................. 3/31/26 1,750 1,748
Nature Coast Re, 2023-1 A ............................................ 11/16/23 2,255 2,207
Nature Coast Re, 2025-1 A ............................................ 12/27/24 8,750 8,616
Nature Coast Re, 2025-2 A ............................................ 3/28/25 3,500 3,614
Nature Coast Re, 2026-1 A ............................................ 2/11/26 7,750 7,781
Northshore Re II, 2025-1 A ............................................ 3/14/25 19,750 19,940
Oakmont Re, 2026 .................................................. 7/16/26 7,964 8,155
Oceanside Re, 2025-1 A .............................................. 5/2/25 3,250 3,292
Ocelot Re, 2023-1 A ................................................. 1/28/25 8,072 7,991
Ocelot Re, 2025-1 A ................................................. 2/14/25 9,750 10,044
Old Head Re, 2026 .................................................. 12/22/25 4,050 4,571
One Shield Re, 2026-1 A ............................................. 4/10/26 4,000 3,966
Orange Capital Re DAC .............................................. 11/5/24 546 596
Oxford Re ........................................................ 7/28/26 8,473 8,537
Palm Re, 2024-1 A .................................................. 4/4/24 10,090 10,271
Palm Re, 2025-1 A .................................................. 4/1/25 12,750 13,375
Palm Re, 2026-1 A .................................................. 4/10/26 15,250 15,708
Phoenix 3 Re, 2025 ................................................. 12/23/24 5,000 5,942
Photon Re, 2026-1 A ................................................ 2/20/26 9,000 9,048
Pine Valley Re, 2026 ................................................ 1/12/26 664 715
Puerto Rico Parametric Re, 2024-1 A ..................................... 6/14/24 500 515
Purple Re, 2024-1 A ................................................. 4/2/24 3,600 3,706
Purple Re, 2025-1 A ................................................. 5/6/25 6,500 6,770
Purple Re, 2025-1 B ................................................. 5/6/25 5,500 5,610
Purple Re, 2026-1 A ................................................. 2/19/26 5,000 4,976
Quercian Re, 2026-1 ................................................ 5/28/26 1,750 1,751
Ramble Re, 2024-1 A ................................................ 2/26/24 5,000 4,990
Ramble Re, 2026-1 A ................................................ 6/18/26 6,250 6,300
Recoletos Re DAC .................................................. 11/18/25 5,211 5,254
Recoletos Re DAC, 2024-1 A .......................................... 12/9/24 4,000 4,014
Recoletos Re DAC, 2026-1 A .......................................... 5/1/26 7,500 7,481
Residential Re, 2023-2 5 .............................................. 10/15/25 3,279 3,249
Residential Re, 2024-2 2 .............................................. 11/4/24 8,000 8,289
Residential Re, 2024-2 3 .............................................. 11/4/24 9,509 9,665
Residential Re, 2024-2 4 .............................................. 11/4/24 5,000 5,095
Residential Re, 2025-2 2 .............................................. 10/17/25 27,500 26,986
Residential Re, 2025-2 5 .............................................. 10/17/25 30,000 30,018
Residential Re, 2026-I A .............................................. 5/1/26 21,000 20,954
Riverfront Re, 2025-1 B .............................................. 4/18/25 1,500 1,547
Sabine Re, 2026-1 A ................................................. 3/25/26 750 745
Sakura Re, 2025-1 A ................................................. 3/21/25 9,266 9,348
Sanders Re II, 2024-3 A .............................................. 12/10/24 12,579 12,678
Sanders Re II, 2024-3 B .............................................. 12/10/24 18,001 18,250
Sanders Re II, 2025-1 A-1 ............................................. 3/13/25 2,250 2,279
Sanders Re II, 2025-1 A-2 ............................................. 3/13/25 1,500 1,564
Sanders Re II, 2025-1 B-1 ............................................. 3/13/25 4,767 4,831
Sanders Re II, 2025-1 B-2 ............................................. 3/13/25 5,320 5,512

Victory Portfolios IV
Victory Pioneer CAT Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Name Acquisition Date Cost Value
Sanders Re II, 2025-2 A .............................................. 5/22/25 $ 8,250 $ 8,408
Sanders Re III, 2023-1 A .............................................. 3/24/23 700 707
Sanders Re III, 2024-1 A .............................................. 1/16/24 7,859 8,029
Sanders Re III, 2026-1B B-1 ........................................... 2/24/26 11,000 11,035
Sanders Re III, 2026-1B B-2 ........................................... 2/24/26 15,000 15,105
Sanders Re III, 2026-2 A-2 ............................................ 5/21/26 1,750 1,745
Sanders Re IV, 2026-1A A-1 ........................................... 2/24/26 4,750 4,752
Sanders Re IV, 2026-1A A-2 ........................................... 2/24/26 5,500 5,511
Silk Road Re, 2024-1 ................................................ 12/23/24 2,000 2,015
Skyline Re II, 2025-1 A .............................................. 12/23/25 20,000 20,300
Solomon Re, 2026-1 A ............................................... 5/26/26 3,000 3,014
Solomon Re, 2026-1 B ............................................... 5/26/26 1,750 1,744
Stevenage Re, 2026 ................................................. 7/9/26 16,019 16,391
Sutter Re, 2026-1 C ................................................. 6/2/26 2,750 2,746
Telford Re, 2026 ................................................... 6/30/26 20,713 20,997
Titania Re, 2024-1 A ................................................ 11/14/24 4,250 4,288
Titania Re, 2024-1 B ................................................ 11/14/24 3,750 3,704
Titania Re, 2026-1 A ................................................ 4/15/26 3,250 3,248
Tomoni Re, 2024-1 A ................................................ 3/25/24 750 758
Tomtit Re, 2026 .................................................... 12/31/25 21,447 19,507
Topanga Re, 2025-1 A ............................................... 12/4/25 10,500 10,655
Topanga Re, 2025-1 B ............................................... 12/4/25 8,750 8,744
Torrey Pines Re, 2024-1 A ............................................ 7/16/24 504 515
Torrey Pines Re, 2024-1 B ............................................ 1/29/25 332 334
Torrey Pines Re, 2025-1 A ............................................ 4/25/25 8,250 8,453
Torrey Pines Re, 2025-1 B ............................................ 4/25/25 10,750 11,005
Torrey Pines Re, 2025-1 C ............................................ 4/25/25 6,250 6,436
Torrey Pines Re, 2026-1 A ............................................ 4/30/26 7,850 7,890
Torrey Pines Re, 2026-1 B ............................................ 4/30/26 4,500 4,515
Torrey Pines Re, 2026-1 C ............................................ 4/30/26 2,500 2,555
Torrey Pines Re, 2026-1 D ............................................ 4/30/26 500 499
Tranquil Re - Arthur Re, 2026-1 A ....................................... 6/30/26 5,000 5,062
TRemont Re, 2026-1 A ............................................... 3/11/26 1,500 1,491
Turicum Re, 2026-1 A ............................................... 4/8/26 5,500 5,522
Turris Re, 2025-1 A ................................................. 11/28/25 6,000 5,995
Ursa Re, 2023-2 E .................................................. 10/10/23 4,314 4,311
Ursa Re, 2023-3 AA ................................................. 1/8/24 1,751 1,763
Ursa Re, 2023-3 D .................................................. 11/22/24 5,057 5,084
Ursa Re, 2025-1 F .................................................. 2/10/25 10,750 11,070
Ursa Re II, 2025-1 G ................................................ 6/6/25 9,500 9,964
Ursa Re II, 2025-2 E ................................................ 11/18/25 25,000 25,273
Ursa Re II, 2025-2 FG ............................................... 11/18/25 41,250 42,149
Uttoxeter Re ...................................................... 7/28/26 8,909 9,044
Veraison Re, 2024-1 A ............................................... 1/30/24 2,000 2,021
Veraison Re, 2025-1 A ............................................... 1/30/25 10,500 10,585
Veraison Re, 2025-1 B ............................................... 1/30/25 1,250 1,266
Veraison Re, 2026-1 A ............................................... 1/30/26 7,100 7,171
Veraison Re, 2026-1 B ............................................... 1/30/26 7,850 7,850
Vitality Re XV, 2024 A ............................................... 1/22/24 1,000 1,007
Vitality Re XV, 2024 B ............................................... 1/22/24 500 507
Vitality Re XVI, 2025 A .............................................. 1/23/25 750 746
Vitality Re XVI, 2025 B .............................................. 1/23/25 750 748
Vitality Re XVI, 2025 C .............................................. 1/23/25 2,750 2,735
White Heron Re, 2025 ............................................... 7/24/25 — 331
White Heron Re, 2026 ............................................... 7/21/26 3,273 3,315
White Rock Insurance SAC Ltd. ........................................ 6/5/26 4,661 4,683
Windmill III Re DAC ................................................ 6/12/24 810 885
Windmill III Re DAC ................................................ 6/18/26 5,156 5,182
Windrose Re, 2026-1 A ............................................... 1/29/26 10,250 10,214
Windrose Re, 2026-1 B ............................................... 1/30/26 6,000 5,959
Windrose Re, 2026-1 C ............................................... 1/29/26 4,750 4,697
Winston Re, 2024-1 A ................................................ 2/14/24 2,250 2,293
Winston Re, 2024-1 B ............................................... 2/14/24 500 506
Winston Re, 2025-1 A ................................................ 2/6/25 12,500 13,084

Victory Portfolios IV
Victory Pioneer CAT Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
(e) Amount represents less than 0.05% of net assets.
(f) Zero-coupon bond.
(g) Issued as preference shares.
(h) Variable or Floating-Rate Security. Rate disclosed is as of July 31, 2026.
(i) Rule 144A security or other security that is restricted as to resale to institutional investors. As of July 31, 2026, the fair value of these securities was
$1,976,604 (thousands) and amounted to 83.7% of net assets.
(j) Rate represents the effective yield at July 31, 2026.
Security Name Acquisition Date Cost Value
Winston Re, 2026-1 A ................................................ 4/21/26 $ 3,000 $ 2,997
Yardstick Re DAC .................................................. 6/23/26 569 576
Yosemite Re, 2025-1 A ............................................... 3/18/25 1,000 1,039
Total (95.6% of net assets) $2,225,523 $2,255,906
BNMMDTSC
—
Dreyfus Treasury Securities Cash Management Fund Yield
BNMMUSTF
—
BNY Mellon National Money Market United States Treasury Fund
bps
—
Basis points
BRMMUSDF
—
BlackRock Liquidity Fund Treasury Trust Fund Portfolio Fund Yield
CAONINDX
—
Canadian Overnight Repo Rate Average
EUR003M
—
3-Month EURIBOR (Euro Interbank Offered Rate - 3 Months)
FRMMUSTI
—
Western Asset Institutional U.S. Treasury Reserves Fund Yield
FRMMUSTF
—
Floating Rate Money Market United States Treasury Fund
FHMMUSTF
—
Federated Hermes U.S. Treasury Cash Reserves Fund Yield
GSMMUSTF
—
Goldman Sachs Money Market U.S. Treasury Fund Index
GSMMUSTI
—
Goldman Sachs Money Market U.S. Treasury Instrument Index
HSMMUSTF
—
HSBC U.S. Treasury Money Market Fund Index
JMMMUSTF
—
JPMorgan 100% U.S. Treasury Securities Money Market Fund Yield
MSMMUSTF
—
Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio Fund Yield
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of July 31, 2026.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of July 31, 2026.
Forward Currency Contracts
At July 31, 2026, the Fund's open forward currency contracts were as follows:
Currency Purchased
In Exchange for
(000) Currency Sold
Deliver
(000) Counterparty
Settlement
Date
Net Unrealized
Appreciation/
(Depreciation)
(000)
U.S. Dollar 27,559 European Euro 24,000 Goldman Sachs 8/31/26 $ (147)
Total Net Forward Currency Contracts $ (147)

Schedule of Portfolio Investments
July 31, 2026
Victory Portfolios IV
Victory Pioneer ILS Interval Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Insurance-Linked Securities (96.3%)
Collateralized Reinsurance (19.5%):
Multiperil - Florida - (0.1%):
Mangrove Re, 5/31/32(a)(b)(c)(d) ........................................... $ 1,256 $ 1,124
Multiperil - Massachusetts - (0.0%):(e)
Portsalon Re, 2022, 5/31/28(a)(c)(d) ......................................... 750 401
Multiperil - U.S. - (6.1%):
PI0047 Re, 2025, 6/30/31(a)(b)(c)(d) ......................................... 52,012 51,492
Riviera Re, 2018-2, 4/30/27(a)(b)(c)(d) ....................................... 11,084 443
Multiperil - U.S. & Canada - (0.7%):
Macclesfield Re, 6/17/27(a)(c)(d) ........................................... 6,007 6,074
Multiperil - Worldwide - (9.8%):
Amaranth Re, 2026, 12/31/31(a)(b)(c)(d) ...................................... 4,275 4,027
Cerulean Re, 2018-B1, 7/30/27(a)(b)(c)(d) ..................................... 10,000 —
Cheltenham-PI0051 Re, 2026, 5/31/30(a)(b)(c)(d) ................................ 14,500 12,231
Dartmouth Re, 2026, 12/31/28(a)(b)(c)(d) ..................................... 4,500 3,875
Gamboge Re, 2024, 3/31/30(a)(c)(d) ......................................... 14,250 1,918
Kingston Heath Re, 2026, 12/31/31(a)(b)(c)(d) .................................. 7,000 6,319
Lindrick Re, 2018, 6/16/27(a)(b)(c)(d) ........................................ 5,274 —
Llandudno Re, 2026, 12/31/31(a)(b)(c)(d) ..................................... 4,125 3,850
Merion Re
12/31/30(a)(c)(d) ................................................... 12,650 198
12/31/31(a)(b)(c)(d) ................................................ 13,000 12,451
12/31/31(a)(b)(c)(d) ................................................ 13,750 11,850
Old Head Re, 2026, 12/31/31(a)(b)(c)(d) ...................................... 18,600 17,004
Phoenix Re, 1/4/39, Callable 9/5/26 @ 100(a)(c)(d)(f) ............................. 2,767 3,339
Pine Valley Re, 2026, 12/31/31(a)(b)(c)(d) ..................................... 2,500 2,384
Tomtit Re, 2026, 12/31/31(a)(c)(d) .......................................... 6,000 6,413
Walton Heath Re, 2022, 12/15/27(a)(c)(d) ..................................... 5,250 302
Windstorm - Florida - (0.5%):
Mangrove Re
5/31/31(a)(b)(c)(d) ................................................. 2,499 2,357
5/31/32(a)(b)(c)(d) ................................................. 1,510 1,443
Windstorm - North Carolina - (0.6%):
Mangrove Re
4/30/32(a)(c)(d) ................................................... 2,500 2,408
4/30/32(a)(c)(d) ................................................... 2,250 2,149
Windstorm - U.S. - (0.8%):
Grantham Re, 2026, 12/15/31(a)(b)(c)(d) ...................................... 4,000 3,806
Stevenage Re, 2026, 12/15/28(a)(b)(d)(g) ...................................... 2,000 1,821
Telford Re, 2026, 12/31/28(a)(b)(c)(d) ........................................ 1,500 1,432
Windstorm - U.S. Multistate - (0.9%):
White Heron Re, 2026, 5/31/32(a)(b)(c)(d) ..................................... 7,950 7,529
168,640
Event Linked Bonds (14.1%):
Earthquake - California - (0.8%):
Matterhorn Re
7.08% (BRMMUSDF+350bps), 7/16/29, Callable 7/9/27 @ 102.35(d)(h)(i) ......... 500 499
6.08% (BRMMUSDF+250bps), 7/19/30, Callable 7/19/27 @ 102.5(d)(h)(i) ......... 500 500
Torrey Pines Re
8.08% (BRMMUSDF+482bps), 6/7/28, Callable 9/5/26 @ 103.5(d)(h)(i) ........... 2,750 2,815
10.08% (BRMMUSDF+643bps), 6/7/28, Callable 9/5/26 @ 103.5(d)(h)(i) .......... 2,250 2,317
Earthquake - Canada - (0.1%):
Ursa Re, 2025-1 F, 11.05% (GSMMUSTI+750bps), 2/22/28, Callable 12/7/26 @ 103.5(d)(h)(i) 1,000 1,030
Earthquake - Mexico - (0.2%):

Victory Portfolios IV
Victory Pioneer ILS Interval Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
International Bank for Reconstruction & Development
7.86% (SOFR+422bps), 4/24/28(d)(h)(i) .................................. $ 1,000 $ 1,020
14.86% (SOFR+1122bps), 4/24/28(d)(h)(i) ................................ 500 508
Earthquake - U.S. - (0.1%):
Matterhorn Re, 2026-3 C, 7.08% (BRMMUSDF+350bps), 7/16/29, Callable 7/9/27 @
102.35(d)(h)(i) ..................................................... 500 499
Flood - U.S. - (1.5%):
Floodsmart Re
17.90% (FHMMUSTF+1400bps), 3/12/27(d)(h)(i) ........................... 12,900 13,317
25.94% (FHMMUSTF+2240bps), 3/11/30(d)(h)(i) ........................... 450 23
Multiperil - Florida - (0.1%):
Chartwell Re, 2026-1 E, 16.14% (3 Month U.S. Treasury Bill+1225bps), 6/7/29(d)(h)(i) .... 500 499
Multiperil - U.S. - (3.2%):
Aquila Re I
7.39% (3 Month U.S. Treasury Bill+350bps), 6/10/30, Callable 6/7/27 @ 104.5(d)(h)(i) 1,500 1,496
8.14% (3 Month U.S. Treasury Bill+425bps), 6/10/30, Callable 6/7/27 @ 104.5(d)(h)(i) 1,500 1,496
Atela Re, 2024-1 A, 17.83% (BRMMUSDF+1425bps), 5/9/27(d)(h)(i) ................. 1,000 1,050
Four Lakes Re, 2023-1 B, 13.28% (BRMMUSDF+970bps), 1/7/27, Callable 9/5/26 @
103.25(d)(h)(i) ..................................................... 750 750
Herbie Re
26.58% (JMMMUSTF+2300bps), 1/8/27, Callable 9/5/26 @ 102.75(d)(h)(i) ........ 1,000 958
13.48% (JMMMUSTF+990bps), 1/8/28, Callable 1/8/27 @ 103.25(d)(h)(i) ......... 1,500 1,479
14.33% (JMMMUSTF+1165bps), 1/8/29, Callable 12/31/27 @ 105.5(d)(h)(i) ........ 500 505
Long Point Re IV, 2026-1 A, 7.39% (1 Month U.S. Treasury Bill+350bps), 6/3/30, Callable
9/5/26 @ 103.25(d)(h)(i) ............................................. 2,000 1,996
Merna Re
11.33% (JMMMUSTF+775bps), 7/7/28(d)(h)(i) ............................. 1,000 1,065
10.14% (3 Month U.S. Treasury Bill+625bps), 7/9/29(d)(h)(i) ................... 2,000 2,078
13.14% (3 Month U.S. Treasury Bill+925bps), 7/9/29(d)(h)(i) ................... 2,000 2,065
Merna Re II
11.02% (GSMMUSTI+747bps), 7/7/27(d)(h)(i) ............................. 1,500 1,548
12.04% (GSMMUSTI+849bps), 7/7/27(d)(h)(i) ............................. 3,000 3,117
Mystic Re IV, 2024-1 A, 15.55% (GSMMUSTI+1285bps), 1/8/27(d)(h)(i) .............. 2,500 2,510
One Shield Re, 2026-1 A, 11.58% (BRMMUSDF+800bps), 4/27/29, Callable 6/13/27 @
105.5(d)(h)(i) ...................................................... 1,000 991
Sanders Re II, 2024-3 A, 7.57% (BRMMUSDF+399bps), 4/7/29(d)(h)(i) ............... 250 252
Sanders Re III
9.05% (BRMMUSDF+547bps), 4/7/27(d)(h)(i) ............................. 250 252
9.14% (BRMMUSDF+556bps), 4/7/28(d)(h)(i) ............................. 1,975 2,046
Solomon Re, 2026-1 B, 11.30% (GSMMUSTI+775bps), 6/7/29(d)(h)(i) ................ 500 498
Tranquil Re - Arthur Re, 2026-1 A, 15.89% (Treasury Bill+1200bps), 7/7/28(d)(h)(i) ....... 1,000 1,012
Turicum Re, 2026-1 A, 19.33% (JMMMUSTF+1575bps), 4/9/29, Callable 4/9/27 @ 108.75(d)
(h)(i) ............................................................ 1,000 1,004
Multiperil - U.S. & Canada - (1.4%):
3264 Re, 2025-2 A, 11.05% (GSMMUSTI+750bps), 6/8/28(d)(h)(i) ................... 1,000 1,013
Bridge Street Re, 2025-1 A, 7.58% (JMMMUSTF+400bps), 1/7/28, Callable 9/5/26 @
102.75(d)(h)(i) ..................................................... 2,000 2,008
Easton Re, 2024-1 A, 11.08% (BRMMUSDF+750bps), 1/8/27(d)(h)(i) ................. 1,000 1,010
Hypatia Re, 2026-1 A, 8.55% (BNMMDTSC+500bps), 5/14/29, Callable 5/14/27 @ 102.5(d)
(h)(i) ............................................................ 3,000 3,004
Kilimanjaro III Re, 2026-1 D-1, 15.64% (3 Month U.S. Treasury Bill+1175bps), 7/9/29,
Callable 7/8/27 @ 103.75(d)(h)(i) ....................................... 2,000 2,006
Ocelot Re, 2025-1 A, 8.08% (BRMMUSDF+449bps), 2/26/29, Callable 2/26/27 @ 103(d)(h)(i) 3,000 3,091
Ramble Re, 2026-1 A, 8.58% (JMMMUSTF+500bps), 6/29/29, Callable 7/1/27 @ 103(d)(h)(i) 1,000 1,008
Titania Re, 2026-1 A, 11.39% (3 Month U.S. Treasury Bill+750bps), 4/30/29, Callable 4/1/27
@ 103.7(d)(h)(i) ................................................... 250 250
Multiperil - Worldwide - (0.3%):
Kendall Re
9.80% (GSMMUSTI+625bps), 4/30/27(d)(h)(i) ............................. 2,000 2,036
11.29% (GSMMUSTI+774bps), 4/30/27(d)(h)(i) ............................ 750 758

Victory Portfolios IV
Victory Pioneer ILS Interval Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Windstorm - Florida - (3.0%):
Armor Re II, 2024-1 A, 13.78% (BRMMUSDF+1017bps), 5/7/27(d)(h)(i) .............. $ 1,000 $ 1,032
First Coast Re, 2025-1 B, 11.08% (JMMMUSTF+750bps), 3/10/28, Callable 7/1/27 @
103.5(d)(h)(i) ...................................................... 3,000 3,012
Hestia Re, 2025-1 B, 12.34% (BNMMDTSC+879bps), 3/13/28, Callable 9/5/26 @ 106(d)(h)(i) 2,000 2,049
Integrity Re III
11.54% (FHMMUSTF+809bps), 6/6/27(d)(h)(i) ............................. 1,000 1,009
13.29% (FHMMUSTF+1000bps), 6/6/27(d)(h)(i) ............................ 1,000 1,006
29.04% (FHMMUSTF+2548bps), 6/6/27(d)(h)(i) ............................ 1,250 1,292
11.54% (FHMMUSTF+809bps), 6/6/28(d)(h)(i) ............................. 1,000 1,031
13.29% (FHMMUSTF+1000bps), 6/6/28(d)(h)(i) ............................ 500 514
15.79% (FHMMUSTF+1272bps), 6/6/28(d)(h)(i) ............................ 2,250 2,333
Marlon Re, 2024-1 A, 10.89% (JMMMUSTF+723bps), 6/7/27(d)(h)(i) ................. 1,000 1,038
Merna Re II, 2024-2 A, 12.30% (GSMMUSTI+875bps), 7/7/27(d)(h)(i) ................ 500 513
Palm Re
13.25% (BNMMDTSC+982bps), 6/7/27(d)(h)(i) ............................ 2,500 2,568
8.58% (BRMMUSDF+500bps), 6/7/29, Callable 6/4/27 @ 104.5(d)(h)(i) ........... 3,000 3,090
Purple Re
10.83% (JMMMUSTF+736bps), 6/7/28, Callable 9/5/26 @ 106(d)(h)(i) ............ 3,000 3,125
11.33% (JMMMUSTF+768bps), 6/7/28, Callable 9/5/26 @ 106.5(d)(h)(i) .......... 2,000 2,040
Windstorm - Mexico - (0.2%):
International Bank for Reconstruction & Development, 17.36% (SOFR+1372bps), 4/24/28(d)
(h)(i) ............................................................ 2,000 2,041
Windstorm - North Carolina - (0.7%):
Cape Lookout Re, 2025-1 A, 10.44% (FHMMUSTF+690bps), 3/13/28, Callable 3/14/27 @
102.25(d)(h)(i) ..................................................... 5,800 6,091
Windstorm - Texas - (0.6%):
Bluebonnet Re
15.58% (JMMMUSTF+1200bps), 6/7/27(d)(h)(i) ............................ 1,500 1,562
12.04% (FHMMUSTF+922bps), 6/7/28(d)(h)(i) ............................. 1,500 1,541
15.29% (FHMMUSTF+1243bps), 6/7/28(d)(h)(i) ............................ 2,000 2,057
Windstorm - U.S. - (0.7%):
Alamo Re
11.14% (FHMMUSTF+725bps), 6/7/28(d)(h)(i) ............................. 4,000 4,034
14.39% (FHMMUSTF+1050bps), 6/7/28(d)(h)(i) ............................ 2,000 1,988
Windstorm - U.S. Gulf - (0.1%):
3264 Re, 2024-1 B, 21.54% (FHMMUSTF+1800bps), 7/8/27(d)(h)(i) ................. 500 506
Windstorm - U.S. Multistate - (0.7%):
Chartwell Re, 2025-1 C, 13.41% (JMMMUSTF+983bps), 6/7/28, Callable 9/5/26 @ 106(d)(h)
(i) .............................................................. 750 783
Citrus Re, 2025-1 A, 11.33% (BRMMUSDF+829bps), 6/7/28, Callable 6/7/27 @ 103.25(d)(h)
(i) .............................................................. 4,000 4,083
Gateway Re, 2024-1 AA, 9.48% (BRMMUSDF+606bps), 7/8/27(d)(h)(i) ............... 1,250 1,273
Windstorm - U.S. Regional - (0.4%):
Citrus Re
12.77% (BRMMUSDF+919bps), 6/7/27(d)(h)(i) ............................ 1,250 1,303
14.02% (BRMMUSDF+1044bps), 6/7/27(d)(h)(i) ............................ 1,750 1,789
122,082
Financials (1.1%):
Insurance - (1.1%):
Oxford Re, 12/31/31(a)(b)(d) .............................................. 1,000 949
Uttoxeter Re, 12/31/31(a)(b)(d) ............................................. 9,950 8,999
9,948
Reinsurance Sidecars (61.6%):
Multiperil - U.S. - (3.5%):
Brotherhood Mutual Re, 1/31/27(a)(b)(c)(d) .................................... 5,110 —
Carnoustie Re, 2026, 12/31/31(a)(c)(d) ....................................... 30,532 30,485
Multiperil - Worldwide - (58.1%):

Victory Portfolios IV
Victory Pioneer ILS Interval Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
(a) Non-income producing security.
(b) Security was fair valued using significant unobservable inputs as of July 31, 2026.
(c) Issued as participation notes.
(d) The following table details the earliest acquisition date, cost, and market value of the Fund's restricted securities due to trading restrictions at July 31,
2026 (amounts in thousands):
Security Description
Principal Amount
(000)
a
Value
(000)
Alturas Re
7/30/27(a)(d)(g) ................................................... $ 7,274 $ 204
12/31/27(a)(d)(g) .................................................. 7,797 94
Banbury-PI0050 Re, 2026, 3/31/32(a)(c)(d) .................................... 15,509 16,253
Bantry Re
12/31/31(a)(b)(c)(d) ................................................ 39,448 44,159
6/30/32(a)(b)(c)(d) ................................................. 53,003 53,533
Berwick Re, 2026, 12/31/31(a)(b)(c)(d) ....................................... 54,811 55,752
Clearwater Re
12/31/31(a)(b)(c)(d) ................................................ 14,795 16,053
3/31/32(a)(b)(c)(d) ................................................. 26,510 28,233
Eden Re II
3/19/27(a)(c)(d)(f)(i) ................................................ 125 501
3/17/28(a)(c)(d)(f)(i) ................................................ 123 452
3/19/30(a)(c)(d)(f)(i) ................................................ 12,100 1,305
Gleneagles Re, 2022, 12/31/27(a)(c)(d) ....................................... 17,549 —
Gullane Re, 2026, 12/31/31(a)(b)(c)(d) ....................................... 55,662 45,086
Kirkham Re, 2026, 12/31/31(a)(b)(c)(d) ....................................... 37,706 30,370
Pangaea Re
12/31/31(a)(b)(c)(d) ................................................ 32,646 31,935
7/1/32(a)(b)(c)(d) .................................................. 37,815 38,420
Rosapenna Re, 2026, 6/30/32(a)(b)(c)(d) ...................................... 22,127 22,348
Sector Re V
12/1/29(a)(c)(d)(f)(i) ................................................ 16 1,060
12/1/30(a)(b)(c)(d)(f)(i) .............................................. 24,000 27,389
12/1/30(a)(b)(c)(d)(f)(i) .............................................. 11,500 13,124
Thopas Re
12/31/26(a)(d)(g) .................................................. 40,000 616
12/31/26(a)(d)(g) .................................................. 19,180 98
12/31/27(a)(d)(g) .................................................. 43,771 275
12/31/28(a)(d)(g) .................................................. 45,673 —
12/31/29(a)(d)(g) .................................................. 45,673 257
12/31/30(a)(d)(g) .................................................. 48,350 2,625
12/31/31(a)(b)(d)(g) ................................................ 56,397 61,366
Viribus Re, 2023, 12/31/28(a)(d)(g) .......................................... 23,750 —
Yeovil Re, 2026, 12/31/31(a)(b)(d)(g) ........................................ 9,786 10,399
532,392
Total Insurance-Linked Securities (Cost $774,533)
a
a
a
833,062
Short-Term Investments (2.3%)
a a a a
U.S. Treasury Obligations (2.3%):
U.S. Treasury Bills
1.80%, 8/6/26(j) .................................................... 13,000 12,996
3.36%, 9/8/26(j) .................................................... 7,000 6,974
Total U.S. Treasury Obligations 19,970
Total Short-Term Investments (Cost $19,966)
a
a
a
19,970
Total Investments (Cost $794,499) — 98.6% 853,032
Other assets in excess of liabilities —  1.4% 11,983
NET ASSETS - 100.00% $ 865,015
At July 31, 2026, the Fund's investments in foreign securities were 96.2% of net assets.
Security Name Acquisition Date Cost Value
3264 Re, 2024-1 B .................................................. 6/24/24 $ 500 $ 506

Victory Portfolios IV
Victory Pioneer ILS Interval Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Name Acquisition Date Cost Value
3264 Re, 2025-2 A .................................................. 5/19/25 $ 1,000 $ 1,013
Alamo Re, 2026-1 B ................................................. 5/15/26 4,000 4,034
Alamo Re, 2026-1 C ................................................. 5/15/26 2,000 1,988
Alturas Re, 2021-3 .................................................. 7/1/21 524 204
Alturas Re, 2022-3 .................................................. 4/11/23 — 94
Amaranth Re, 2026 ................................................. 2/2/26 3,709 4,027
Aquila Re I, 2026-1 A-1 .............................................. 5/15/26 1,500 1,496
Aquila Re I, 2026-1 B-1 .............................................. 5/15/26 1,500 1,496
Armor Re II, 2024-1 A ............................................... 4/11/24 1,000 1,032
Atela Re, 2024-1 A .................................................. 4/29/24 1,000 1,050
Banbury-PI0050 Re, 2026 ............................................. 5/29/26 15,509 16,253
Bantry Re, 2026 .................................................... 12/19/25 38,798 44,159
Bantry Re, 2026-2 .................................................. 7/6/26 53,003 53,533
Berwick Re, 2026 .................................................. 12/19/25 49,706 55,752
Bluebonnet Re, 2025-1 B ............................................. 5/8/25 1,500 1,541
Bluebonnet Re, 2025-1 C ............................................. 5/8/25 2,000 2,057
Bluebonnet Re, 2025-2 A ............................................. 5/8/25 1,500 1,562
Bridge Street Re, 2025-1 A ............................................ 12/24/24 2,000 2,008
Brotherhood Mutual Re .............................................. 1/22/18 774 —
Cape Lookout Re, 2025-1 A ........................................... 2/27/25 5,800 6,091
Carnoustie Re, 2026 ................................................. 1/30/26 27,475 30,485
Cerulean Re, 2018-B1 ............................................... 9/10/18 2,225 —
Chartwell Re, 2025-1 C .............................................. 5/2/25 750 783
Chartwell Re, 2026-1 E .............................................. 5/22/26 500 499
Cheltenham-PI0051 Re, 2026 .......................................... 6/30/26 11,794 12,231
Citrus Re, 2024-1 A ................................................. 3/19/24 1,250 1,303
Citrus Re, 2024-1 B ................................................. 3/19/24 1,750 1,789
Citrus Re, 2025-1 A ................................................. 3/5/25 4,000 4,083
Clearwater Re, 2026 ................................................. 12/19/25 13,881 16,053
Clearwater Re, 2026-2 ............................................... 4/2/26 26,510 28,233
Dartmouth Re, 2026 ................................................. 5/4/26 3,713 3,875
Easton Re, 2024-1 A ................................................. 5/16/24 997 1,010
Eden Re II, 2023-1 B ................................................ 1/17/23 — 501
Eden Re II, 2024-1 B ................................................ 1/10/24 — 452
Eden Re II, 2025-1 B ................................................ 12/27/24 — 1,305
First Coast Re, 2025-1 B .............................................. 2/21/25 3,000 3,012
Floodsmart Re, 2023-1 B ............................................. 2/23/23 450 23
Floodsmart Re, 2024-1 A ............................................. 2/29/24 12,900 13,317
Four Lakes Re, 2023-1 B ............................................. 12/8/23 750 750
Gamboge Re, 2024 .................................................. 5/9/24 — 1,918
Gateway Re, 2024-1 AA .............................................. 3/11/24 1,250 1,273
Gleneagles Re, 2022 ................................................. 1/18/22 6,768 —
Grantham Re, 2026 ................................................. 7/21/26 3,762 3,806
Gullane Re, 2026 ................................................... 12/19/25 36,066 45,086
Herbie Re, 2024-1 B ................................................. 2/15/24 1,500 1,479
Herbie Re, 2024-2 B ................................................. 12/17/24 500 505
Herbie Re, 2024-2 C ................................................. 12/17/24 1,000 958
Hestia Re, 2025-1 B ................................................. 2/27/25 2,000 2,049
Hypatia Re, 2026-1 A ................................................ 4/30/26 3,000 3,004
Integrity Re III, 2025-1 A1 ............................................ 2/21/25 1,000 1,009
Integrity Re III, 2025-1 A2 ............................................ 2/21/25 1,000 1,031
Integrity Re III, 2025-1 B1 ............................................ 2/21/25 1,000 1,006
Integrity Re III, 2025-1 B2 ............................................ 2/21/25 500 514
Integrity Re III, 2025-1 C ............................................. 2/21/25 2,250 2,333
Integrity Re III, 2025-1 D ............................................. 2/21/25 1,250 1,292
International Bank for Reconstruction & Development ........................ 4/3/24 1,000 1,020
International Bank for Reconstruction & Development ........................ 4/3/24 1,985 2,041
International Bank for Reconstruction & Development ........................ 4/3/24 500 508
Kendall Re, 2024-1 A ................................................ 4/22/24 2,000 2,036
Kendall Re, 2024-1 B ................................................ 4/22/24 750 758
Kilimanjaro III Re, 2026-1 D-1 ......................................... 6/24/26 2,000 2,006
Kingston Heath Re, 2026 ............................................. 3/5/26 5,702 6,319
Kirkham Re, 2026 .................................................. 2/25/26 26,074 30,370
Lindrick Re, 2018 .................................................. 6/21/18 — —

Victory Portfolios IV
Victory Pioneer ILS Interval Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
Security Name Acquisition Date Cost Value
Llandudno Re, 2026 ................................................. 1/29/26 $ 3,525 $ 3,850
Long Point Re IV, 2026-1 A ........................................... 5/19/26 2,000 1,996
Macclesfield Re .................................................... 2/24/26 6,007 6,074
Mangrove Re ...................................................... 7/2/26 1,425 1,443
Mangrove Re ...................................................... 7/15/26 1,100 1,124
Mangrove Re, 2026-A ............................................... 6/18/26 2,118 2,149
Mangrove Re, 2026-B ............................................... 6/18/26 2,378 2,408
Mangrove Re, 2026-E ............................................... 7/7/26 2,322 2,357
Marlon Re, 2024-1 A ................................................ 5/24/24 1,000 1,038
Matterhorn Re, 2026-3 A ............................................. 7/6/26 500 500
Matterhorn Re, 2026-3 B ............................................. 7/6/26 500 499
Matterhorn Re, 2026-3 C ............................................. 7/6/26 500 499
Merion Re, 2025-1 .................................................. 1/16/25 — 198
Merion Re, 2026-1 .................................................. 1/28/26 11,474 12,451
Merion Re, 2026-2 .................................................. 7/14/26 11,441 11,850
Merna Re, 2025-4 A ................................................. 5/14/25 1,000 1,065
Merna Re, 2026-1 A ................................................. 5/13/26 2,000 2,078
Merna Re, 2026-1 C ................................................. 5/13/26 2,000 2,065
Merna Re II, 2024-1 A ............................................... 5/8/24 1,500 1,548
Merna Re II, 2024-2 A ............................................... 5/8/24 500 513
Merna Re II, 2024-3 A ............................................... 5/8/24 3,000 3,117
Mystic Re IV, 2024-1 A .............................................. 12/12/23 2,500 2,510
Ocelot Re, 2025-1 A ................................................. 2/14/25 3,000 3,091
Old Head Re, 2026 .................................................. 12/22/25 15,066 17,004
One Shield Re, 2026-1 A ............................................. 4/10/26 1,000 991
Oxford Re ........................................................ 7/28/26 941 949
Palm Re, 2024-1 A .................................................. 4/4/24 2,500 2,568
Palm Re, 2026-1 A .................................................. 4/10/26 3,000 3,090
Pangaea Re, 2026-1 ................................................. 12/19/25 28,985 31,935
Pangaea Re, 2026-3 ................................................. 6/23/26 37,815 38,420
Phoenix Re ....................................................... 12/21/20 1,805 3,339
PI0047 Re, 2025 ................................................... 6/27/25 46,547 51,492
Pine Valley Re, 2026 ................................................ 1/12/26 2,213 2,384
Portsalon Re, 2022 .................................................. 7/20/22 320 401
Purple Re, 2025-1 A ................................................. 5/6/25 3,000 3,125
Purple Re, 2025-1 B ................................................. 5/6/25 2,000 2,040
Ramble Re, 2026-1 A ................................................ 6/18/26 1,000 1,008
Riviera Re, 2018-2 .................................................. 4/10/18 2,852 443
Rosapenna Re, 2026 ................................................. 6/29/26 22,127 22,348
Sanders Re II, 2024-3 A .............................................. 12/10/24 250 252
Sanders Re III, 2023-1 A .............................................. 3/24/23 250 252
Sanders Re III, 2024-1 A .............................................. 1/16/24 1,975 2,046
Sector Re V, 2024 GL-R .............................................. 12/31/24 — 1,060
Sector Re V, 2025 GL-N .............................................. 12/4/25 11,500 13,124
Sector Re V, 2025 GL-R .............................................. 12/31/25 24,000 27,389
Solomon Re, 2026-1 B ............................................... 5/26/26 500 498
Stevenage Re, 2026 ................................................. 7/9/26 1,780 1,821
Telford Re, 2026 ................................................... 6/30/26 1,412 1,432
Thopas Re, 2020 ................................................... 12/30/19 — 98
Thopas Re, 2021 ................................................... 12/30/20 — 616
Thopas Re, 2022 ................................................... 2/7/22 — 275
Thopas Re, 2023 ................................................... 2/15/23 — —
Thopas Re, 2024 ................................................... 2/2/24 — 257
Thopas Re, 2025 ................................................... 1/10/25 — 2,625
Thopas Re, 2026 ................................................... 1/27/26 56,397 61,366
Titania Re, 2026-1 A ................................................ 4/15/26 250 250
Tomtit Re, 2026 .................................................... 12/31/25 7,051 6,413
Torrey Pines Re, 2025-1 B ............................................ 4/25/25 2,750 2,815
Torrey Pines Re, 2025-1 C ............................................ 4/25/25 2,250 2,317
Tranquil Re - Arthur Re, 2026-1 A ....................................... 6/30/26 1,000 1,012
Turicum Re, 2026-1 A ............................................... 4/8/26 1,000 1,004
Ursa Re, 2025-1 F .................................................. 2/10/25 1,000 1,030
Uttoxeter Re ...................................................... 7/28/26 8,864 8,999
Viribus Re, 2023 ................................................... 2/2/23 — —

Victory Portfolios IV
Victory Pioneer ILS Interval Fund

(Unaudited)
Schedule of Portfolio Investments — continued
July 31, 2026
(e) Amount represents less than 0.05% of net assets.
(f) Zero-coupon bond.
(g) Issued as preference shares.
(h) Variable or Floating-Rate Security. Rate disclosed is as of July 31, 2026.
(i) Rule 144A security or other security that is restricted as to resale to institutional investors. As of July 31, 2026, the fair value of these securities was
$165,913 (thousands) and amounted to 19.2% of net assets.
(j) Rate represents the effective yield at July 31, 2026.
Security Name Acquisition Date Cost Value
Walton Heath Re, 2022 ............................................... 7/13/22 $ — $ 302
White Heron Re, 2026 ............................................... 7/21/26 7,434 7,529
Yeovil Re, 2026 .................................................... 7/9/26 9,786 10,399
Total (96.3% of net assets) $774,533 $833,062
BNMMDTSC
—
Dreyfus Treasury Securities Cash Management Fund Yield
bps
—
Basis points
BRMMUSDF
—
BlackRock Liquidity Fund Treasury Trust Fund Portfolio Fund Yield
FHMMUSTF
—
Federated Hermes U.S. Treasury Cash Reserves Fund Yield
GSMMUSTI
—
Goldman Sachs Money Market U.S. Treasury Instrument Index
JMMMUSTF
—
JPMorgan 100% U.S. Treasury Securities Money Market Fund Yield
SOFR
—
Secured Overnight Financing Rate
Forward Currency Contracts
At July 31, 2026, the Fund's open forward currency contracts were as follows:
Currency Purchased
In Exchange for
(000) Currency Sold
Deliver
(000) Counterparty
Settlement
Date
Net Unrealized
Appreciation/
(Depreciation)
(000)
U.S. Dollar 6,892 European Euro 6,000 Morgan Stanley
Bank, N.A.
8/31/26 $ (35)
Total Net Forward Currency Contracts $ (35)